GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 90.8%
Australia – 0.3%
7,132	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$ 168,689
7,911	AUB Group Ltd. (Insurance)	157,430
117,538	Bellevue Gold Ltd.* (Metals & Mining)	101,673
124,530	De Grey Mining Ltd.* (Metals & Mining)	99,099
41,584	Deterra Royalties Ltd. (Metals & Mining)	149,762
17,385	Eagers Automotive Ltd. (Specialty Retail)	160,307
15,702	Flight Centre Travel Group Ltd. (Hotels, Restaurants & Leisure)	216,937
26,325	GrainCorp Ltd. Class A (Consumer Staples Distribution & Retail)	138,309
125,578	HomeCo Daily Needs REIT (Retail REITs)	103,377
119,145	Mirvac Group (Diversified REITs)	167,446
30,105	nib holdings Ltd. (Insurance)	159,221
76,385	Orora Ltd. (Containers & Packaging)	138,836
2,484	Pro Medicus Ltd. (Health Care Technology)	163,643
9,944	Seven Group Holdings Ltd. (Trading Companies & Distributors)	232,741
93,224	Ventia Services Group Pty. Ltd. (Construction & Engineering)	200,010

		2,357,480

Austria – 0.1%
3,077	ANDRITZ AG (Machinery)	189,428
4,616	BAWAG Group AG(a) (Banks)	237,662
4,837	Erste Group Bank AG (Banks)	208,370
5,399	Wienerberger AG (Construction Materials)	182,961

		818,421

Belgium – 0.2%
387	Aedifica SA (Health Care REITs)	25,219
24,085	Anheuser-Busch InBev SA (Beverages)	1,489,840
7,556	KBC Group NV (Banks)	492,890
4,944	Warehouses De Pauw CVA (Industrial REITs)	144,647

		2,152,596

Bermuda – 0.2%
13,720	Arch Capital Group Ltd.* (Insurance)	1,130,940
3,155	Assured Guaranty Ltd. (Insurance)	255,965
4,983	Axis Capital Holdings Ltd. (Insurance)	296,588
2,931	Seadrill Ltd.* (Energy Equipment & Services)	126,678

		1,810,171

Shares	Description	Value

Common Stocks – (continued)
Brazil – 0.7%
47,050	Ambev SA (Beverages)	$ 124,216
20,000	Auren Energia SA (Independent Power and Renewable Electricity Producers)	53,205
132,400	B3 SA - Brasil Bolsa Balcao (Capital Markets)	349,814
138,355	Banco Bradesco SA (Banks)	428,901
48,550	Banco BTG Pactual SA (Capital Markets)	352,973
56,700	Banco do Brasil SA (Banks)	646,035
108,150	Embraer SA* (Aerospace & Defense)	497,267
37,600	Localiza Rent a Car SA (Ground Transportation)	410,728
19,850	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	111,622
101,300	NU Holdings Ltd. Class A* (Banks)	872,193
27,800	PRIO SA (Oil, Gas & Consumable Fuels)	246,499
77,000	Raia Drogasil SA (Consumer Staples Distribution & Retail)	393,206
2,347	Sigma Lithium Corp.* (Metals & Mining)	47,081
11,700	SLC Agricola SA (Food Products)	45,105
4,616	StoneCo Ltd. Class A* (Financial Services)	79,349
10,900	Telefonica Brasil SA (Diversified Telecommunication Services)	112,995
72,600	TIM SA (Wireless Telecommunication Services)	254,094
47,700	TOTVS SA (Software)	303,468
39,450	Vale SA (Metals & Mining)	539,547
28,600	WEG SA (Electrical Equipment)	186,687
9,020	XP, Inc. Class A (Capital Markets)	221,712
15,850	YDUQS Participacoes SA (Diversified Consumer Services)	61,680

		6,338,377

Canada – 2.1%
15,800	Alamos Gold, Inc. Class A (Metals & Mining)	191,323
14,252	Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	835,117
12,000	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	186,366
3,600	ATS Corp.* (Machinery)	153,993
2,460	BRP, Inc. (Leisure Products)	155,236
4,950	Canadian Apartment Properties REIT (Residential REITs)	171,830
9,293	Canadian National Railway Co. (Ground Transportation)	1,152,704
12,080	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	773,077

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
40,159	Canadian Pacific Kansas City Ltd. (Ground Transportation)	$ 3,231,616
7,380	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	202,882
3,700	Celestica, Inc.* (Electronic Equipment, Instruments & Components)	127,172
31,000	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	202,216
8,049	Descartes Systems Group, Inc.* (Software)	704,947
10,800	Element Fleet Management Corp. (Commerical Services & Supplies)	182,189
5,250	Empire Co. Ltd. Class A (Consumer Staples Distribution & Retail)	136,048
4,729	Enerplus Corp. (Oil, Gas & Consumable Fuels)	68,665
10,720	Filo Corp.* (Metals & Mining)	164,813
5,310	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	175,361
3,941	Intact Financial Corp. (Insurance)	616,308
8,450	Interfor Corp.* (Paper & Forest Products)	130,730
9,860	International Petroleum Corp.* (Oil, Gas & Consumable Fuels)	108,811
6,000	Keyera Corp. (Oil, Gas & Consumable Fuels)	145,130
1,601	Methanex Corp. (Chemicals)	70,956
15,200	Osisko Gold Royalties Ltd. (Metals & Mining)	221,479
4,620	Parkland Corp. (Oil, Gas & Consumable Fuels)	157,660
6,400	Quebecor, Inc. Class B (Diversified Telecommunication Services)	155,615
2,800	Stantec, Inc. (Construction & Engineering)	224,987
3,480	Stella-Jones, Inc. (Paper & Forest Products)	205,883
21,734	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	719,698
6,120	Thomson Reuters Corp. (Professional Services)	908,634
1,647	Toromont Industries Ltd. (Trading Companies & Distributors)	144,260
14,660	Toronto-Dominion Bank (Banks)	890,537
121,835	Wheaton Precious Metals Corp. (Metals & Mining)	5,710,406
26,200	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	169,541

		19,396,190

Cayman Islands – 0.1%
24,000	KE Holdings, Inc. (Real Estate Management & Development)	340,080

Shares	Description	Value

Common Stocks – (continued)
Cayman Islands – (continued)
43,550	Kingsoft Corp. Ltd. (Entertainment)	$ 105,947
10,189	Legend Biotech Corp.* (Biotechnology)	561,006
8,800	MINISO Group Holding Ltd. (Broadline Retail)	149,248

		1,156,281

Chile – 0.0%
54,828	Cencosud SA (Consumer Staples Distribution & Retail)	95,415
33,135	Enel Chile SA (Electric Utilities)	95,760

		191,175

China – 2.4%
785,950	Agricultural Bank of China Ltd. Class H (Banks)	304,313
2,500	Airtac International Group (Machinery)	74,924
169,750	Alibaba Group Holding Ltd. (Broadline Retail)	1,522,483
358,100	Aluminum Corp. of China Ltd. Class H (Metals & Mining)	174,524
3,800	Anker Innovations Technology Co. Ltd. Class A (Technology Hardware, Storage & Peripherals)	36,230
6,067	Autohome, Inc. (Interactive Media & Services)	152,888
37,450	Baidu, Inc. Class A* (Interactive Media & Services)	484,873
222,150	Bank of China Ltd. Class H (Banks)	83,366
322,963	Bank of Communications Co. Ltd. Class H (Banks)	191,066
436,000	Baoshan Iron & Steel Co. Ltd. Class A (Metals & Mining)	373,432
3,700	BYD Co. Ltd. Class A (Automobiles)	88,109
877,411	China Cinda Asset Management Co. Ltd. Class H (Capital Markets)	84,185
624,650	China CITIC Bank Corp. Ltd. Class H (Banks)	309,578
431,000	China Construction Bank Corp. Class H (Banks)	255,955
229,750	China Feihe Ltd.(a) (Food Products)	105,256
56,100	China Hongqiao Group Ltd. (Metals & Mining)	41,128
75,182	China Medical System Holdings Ltd. (Pharmaceuticals)	107,437
805,000	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	418,764
156,550	China Resources Land Ltd. (Real Estate Management & Development)	475,294
193,000	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	117,677
128,100	China Taiping Insurance Holdings Co. Ltd. (Insurance)	106,339

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,990,350	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	$ 443,892
195,900	CITIC Ltd. (Industrial Conglomerates)	189,081
3,826	Contemporary Amperex Technology Co. Ltd. Class A (Electrical Equipment)	80,744
150,450	COSCO SHIPPING Holdings Co. Ltd. Class H (Marine Transportation)	158,067
2,455	Daqo New Energy Corp.* (Chemicals)	44,313
6,600	Eastroc Beverage Group Co. Ltd. Class A (Beverages)	149,332
260,100	Focus Media Information Technology Co. Ltd. Class A (Media)	204,599
68,300	Foxconn Industrial Internet Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	126,236
278,150	Geely Automobile Holdings Ltd. (Automobiles)	263,647
62,700	Gree Electric Appliances, Inc. of Zhuhai Class A (Household Durables)	307,940
38,300	GRG Banking Equipment Co. Ltd. Class A (Technology Hardware, Storage & Peripherals)	50,484
228,000	Guotai Junan Securities Co. Ltd. Class A (Capital Markets)	463,914
7,390	Hello Group, Inc. (Interactive Media & Services)	43,379
35,400	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	62,426
61,300	Huatai Securities Co. Ltd. Class A (Capital Markets)	117,354
3,415	Hwatsing Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	70,256
1,062,450	Industrial & Commercial Bank of China Ltd. Class H (Banks)	517,551
39,700	JD.com, Inc. Class A (Broadline Retail)	447,662
29,950	Jiangxi Copper Co. Ltd. Class H (Metals & Mining)	41,886
1,161	JOYY, Inc. (Interactive Media & Services)	35,596
98,000	Kuaishou Technology*(a) (Interactive Media & Services)	493,953
17,650	Li Auto, Inc. Class A* (Automobiles)	243,975
19,800	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	42,299
2,800	Maxscend Microelectronics Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	35,882

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
9,500	NAURA Technology Group Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	$ 300,092
85,397	NetEase, Inc. (Entertainment)	1,675,362
18,050	New Oriental Education & Technology Group, Inc.* (Diversified Consumer Services)	421,976
5,492	PDD Holdings, Inc.* (Broadline Retail)	696,770
241,400	PetroChina Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	174,620
38,400	Shanghai RAAS Blood Products Co. Ltd. Class A (Biotechnology)	34,377
4,120	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health Care Equipment & Supplies)	154,028
5,751	Shenzhen Transsion Holdings Co. Ltd. Class A (Technology Hardware, Storage & Peripherals)	109,320
15,400	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (Pharmaceuticals)	49,567
38,750	Sinotruk Hong Kong Ltd. (Machinery)	88,009
141,916	Tencent Holdings Ltd. (Interactive Media & Services)	4,926,089
38,120	Trip.com Group Ltd.* (Hotels, Restaurants & Leisure)	1,390,278
2,049	Vipshop Holdings Ltd.* (Broadline Retail)	32,559
21,600	Weichai Power Co. Ltd. Class H (Machinery)	38,134
192,400	Weichai Power Co. Ltd. Class A (Machinery)	394,840
16,800	Wuliangye Yibin Co. Ltd. Class A (Beverages)	296,139
14,800	WuXi AppTec Co. Ltd. Class A (Life Sciences Tools & Services)	112,151
13,700	Xiaomi Corp. Class B*(a) (Technology Hardware, Storage & Peripherals)	21,585
24,626	Xinjiang Daqo New Energy Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	89,732
11,727	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	405,648
6,100	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	27,760
94,300	Zhongsheng Group Holdings Ltd. (Specialty Retail)	159,181

		21,740,506

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Denmark – 0.7%
8,057	ALK-Abello AS* (Pharmaceuticals)	$ 130,015
5,754	Bavarian Nordic AS* (Biotechnology)	132,188
6,456	Carlsberg AS Class B (Beverages)	830,677
3,217	NKT AS* (Electrical Equipment)	224,302
40,574	Novo Nordisk AS Class B (Pharmaceuticals)	4,637,786
2,020	Royal Unibrew AS (Beverages)	132,321
3,579	Sydbank AS (Banks)	158,833

		6,246,122

France – 3.7%
19,646	Air Liquide SA (Chemicals)	3,676,421
134,241	Alstom SA (Machinery)	1,692,834
1,023	Alten SA (IT Services)	158,176
1,010	Arkema SA (Chemicals)	109,921
38,107	AXA SA (Insurance)	1,279,073
8,265	BNP Paribas SA (Banks)	555,277
9,725	Capgemini SE (IT Services)	2,162,076
57,680	Carrefour SA (Consumer Staples Distribution & Retail)	984,730
15,551	Cie de Saint-Gobain SA (Building Products)	1,099,557
19,264	Cie Generale des Etablissements Michelin SCA (Automobile Components)	639,616
22,391	Danone SA (Food Products)	1,491,769
11,221	Dassault Systemes SE (Software)	581,677
12,593	Elis SA (Commerical Services & Supplies)	276,881
70,910	Engie SA (Multi-Utilities)	1,132,608
7,016	EssilorLuxottica SA (Health Care Equipment & Supplies)	1,374,947
10,853	Forvia SE* (Automobile Components)	186,533
1,388	Gecina SA (Office REITs)	153,078
4,099	Kering SA (Textiles, Apparel & Luxury Goods)	1,683,760
7,950	Legrand SA (Electrical Equipment)	770,479
2,465	L’Oreal SA (Personal Products)	1,179,636
3,815	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	3,174,303
6,572	Pernod Ricard SA (Beverages)	1,077,713
9,441	Rexel SA (Trading Companies & Distributors)	251,445
6,670	Safran SA (Aerospace & Defense)	1,245,348
12,833	Sanofi SA (Pharmaceuticals)	1,285,168
17,556	Schneider Electric SE (Electrical Equipment)	3,448,876
6,643	SCOR SE (Insurance)	198,168
1,266	SOITEC* (Semiconductors & Semiconductor Equipment)	182,974
892	Sopra Steria Group (IT Services)	209,222
6,725	SPIE SA (Commerical Services & Supplies)	222,447

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
5,504	Technip Energies NV (Energy Equipment & Services)	$ 113,936
35,644	Valeo SE (Automobile Components)	465,245
12,014	Vallourec SACA* (Energy Equipment & Services)	171,875
6,769	Vinci SA (Construction & Engineering)	855,075

		34,090,844

Germany – 1.9%
1,929	AIXTRON SE (Semiconductors & Semiconductor Equipment)	71,794
5,303	Allianz SE (Insurance)	1,416,834
27,568	Bayer AG (Pharmaceuticals)	857,823
11,824	Beiersdorf AG (Personal Products)	1,730,320
3,872	CompuGroup Medical SE & Co. KgaA (Health Care Technology)	166,011
3,275	CTS Eventim AG & Co. KGaA (Entertainment)	221,642
8,111	Deutsche Boerse AG (Capital Markets)	1,615,222
84,717	Deutsche Telekom AG (Diversified Telecommunication Services)	2,079,617
1,064	Gerresheimer AG (Life Sciences Tools & Services)	108,474
17,335	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	631,981
29,429	Lanxess AG (Chemicals)	785,646
8,675	Merck KGaA (Pharmaceuticals)	1,423,355
2,198	MTU Aero Engines AG (Aerospace & Defense)	505,386
26,519	RWE AG (Independent Power and Renewable Electricity Producers)	979,230
23,246	SAP SE (Software)	4,027,290
2,510	Scout24 SE(a) (Interactive Media & Services)	184,812
1,119	Sixt SE (Ground Transportation)	109,053
2,872	Stroeer SE & Co. KGaA (Media)	168,621
14,123	TAG Immobilien AG* (Real Estate Management & Development)	197,677

		17,280,788

Greece – 0.1%
70,400	Alpha Services & Holdings SA* (Banks)	125,373
3,450	Mytilineos SA (Industrial Conglomerates)	141,680
42,260	National Bank of Greece SA* (Banks)	321,306

		588,359

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – 0.3%
174,900	AIA Group Ltd. (Insurance)	$ 1,371,639
90,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	104,486
46,603	Hopson Development Holdings Ltd.* (Real Estate Management & Development)	21,545
242,250	Kunlun Energy Co. Ltd. (Gas Utilities)	217,031
94,600	Link REIT (Retail REITs)	474,483
335,850	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	121,187
28,000	Techtronic Industries Co. Ltd. (Machinery)	297,391

		2,607,762

Hungary – 0.0%
3,450	OTP Bank Nyrt (Banks)	159,834

India – 2.0%
5,250	ABB India Ltd. (Electrical Equipment)	295,684
18,095	Adani Ports & Special Economic Zone Ltd. (Transportation Infrastructure)	263,059
1,000	Angel One Ltd. (Capital Markets)	39,459
4,256	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	325,431
5,050	Apollo Tyres Ltd. (Automobile Components)	32,877
112,514	Ashok Leyland Ltd. (Machinery)	238,192
3,071	Asian Paints Ltd. (Chemicals)	109,087
8,900	Aurobindo Pharma Ltd. (Pharmaceuticals)	123,278
36,864	Axis Bank Ltd. (Banks)	473,972
3,809	Bajaj Finance Ltd. (Consumer Finance)	315,277
127,400	Bank of Baroda (Banks)	379,354
198,979	Bharat Electronics Ltd. (Aerospace & Defense)	445,666
22,484	Bharti Airtel Ltd. (Wireless Telecommunication Services)	317,171
16,350	Birlasoft Ltd. (Software)	167,040
3,400	BSE Ltd. (Capital Markets)	95,083
16,650	Canara Bank (Banks)	96,656
9,950	CG Power & Industrial Solutions Ltd. (Electrical Equipment)	56,134
23,200	Chambal Fertilisers & Chemicals Ltd. (Chemicals)	102,516
115,600	Coal India Ltd. (Oil, Gas & Consumable Fuels)	566,019
12,400	Cochin Shipyard Ltd.(a) (Machinery)	136,139
2,950	Colgate-Palmolive India Ltd. (Personal Products)	91,361
8,000	Cummins India Ltd. (Machinery)	221,032
2,892	Dixon Technologies India Ltd. (Household Durables)	208,863

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
55,760	DLF Ltd. (Real Estate Management & Development)	$ 538,277
3,100	Dr Reddy’s Laboratories Ltd. (Pharmaceuticals)	227,779
3,800	Fertilisers & Chemicals Travancore Ltd. (Chemicals)	39,504
13,702	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (Chemicals)	124,018
15,650	Gujarat State Fertilizers & Chemicals Ltd. (Chemicals)	56,378
53,922	HDFC Bank Ltd. (Banks)	948,265
18,010	HDFC Life Insurance Co. Ltd.(a) (Insurance)	125,057
8,650	Hindalco Industries Ltd.(a) (Metals & Mining)	60,244
1,000	Hindustan Aeronautics Ltd. (Aerospace & Defense)	36,187
102,341	ICICI Bank Ltd. (Banks)	1,793,398
3,002	IndiaMart InterMesh Ltd.(a) (Trading Companies & Distributors)	91,132
52,976	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	314,138
40,650	Indraprastha Gas Ltd. (Gas Utilities)	210,882
14,200	KPIT Technologies Ltd. (Software)	265,195
22,688	Larsen & Toubro Ltd. (Construction & Engineering)	949,838
3,350	Lupin Ltd. (Pharmaceuticals)	60,666
20,000	Max Healthcare Institute Ltd. (Health Care Providers & Services)	188,045
6,350	Natco Pharma Ltd. (Pharmaceuticals)	66,161
36,450	NMDC Ltd. (Metals & Mining)	96,505
3,450	Oberoi Realty Ltd. (Real Estate Management & Development)	55,040
6,600	Oil India Ltd. (Oil, Gas & Consumable Fuels)	33,893
1,350	Oracle Financial Services Software Ltd. (Software)	105,976
700	Persistent Systems Ltd. (IT Services)	70,253
5,650	PI Industries Ltd. (Chemicals)	229,600
5,087	Polycab India Ltd. (Electrical Equipment)	265,900
44,943	Power Finance Corp. Ltd. (Financial Services)	239,978
95,300	Punjab National Bank (Banks)	131,319
72,554	REC Ltd. (Financial Services)	435,843
24,138	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	829,297
147,277	Samvardhana Motherson International Ltd. (Automobile Components)	200,785
4,250	Shriram Finance Ltd. (Consumer Finance)	126,328
1,028	Siemens Ltd. (Industrial Conglomerates)	51,252
11,100	Sun TV Network Ltd. (Media)	87,975
3,650	Supreme Industries Ltd. (Chemicals)	181,596

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
12,776	Tata Consultancy Services Ltd. (IT Services)	$ 586,816
62,550	Tata Motors Ltd. (Automobiles)	665,710
93,350	Tata Power Co. Ltd. (Electric Utilities)	437,743
5,861	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	260,802
13,153	TVS Motor Co. Ltd. (Automobiles)	316,924
43,642	Varun Beverages Ltd. (Beverages)	673,242
105,200	Wipro Ltd. (IT Services)	601,686
13,200	Zensar Technologies Ltd. (IT Services)	91,273
266,514	Zomato Ltd.* (Hotels, Restaurants & Leisure)	447,780

		18,418,030

Indonesia – 0.2%
165,300	Adaro Energy Indonesia Tbk. PT (Oil, Gas & Consumable Fuels)	25,064
723,200	Bank Central Asia Tbk. PT (Banks)	437,555
595,000	Bank Mandiri Persero Tbk. PT (Banks)	250,504
1,912,700	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	689,022

		1,402,145

Ireland – 1.9%
117,405	AIB Group PLC (Banks)	515,692
17,300	Aon PLC Class A (Insurance)	5,162,839
14,757	Bank of Ireland Group PLC (Banks)	135,705
61,951	Experian PLC (Professional Services)	2,578,549
6,480	ICON PLC* (Life Sciences Tools & Services)	1,690,438
8,585	Keywords Studios PLC (IT Services)	179,528
5,320	Linde PLC (Chemicals)	2,153,696
32,667	Medtronic PLC (Health Care Equipment & Supplies)	2,859,669
17,821	Ryanair Holdings PLC (Passenger Airlines)	2,380,886
2,117	Weatherford International PLC* (Energy Equipment & Services)	189,577

		17,846,579

Israel* – 0.1%
4,961	Check Point Software Technologies Ltd. (Software)	788,452
923	CyberArk Software Ltd. (Software)	215,502
1,689	Nova Ltd. (Semiconductors & Semiconductor Equipment)	244,584

		1,248,538

Italy – 1.0%
23,889	Banca Mediolanum SpA (Financial Services)	244,473
15,571	BFF Bank SpA(a) (Financial Services)	168,270

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
2,560	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	$ 253,790
3,700	Buzzi SpA (Construction Materials)	125,763
303,445	Enel SpA (Electric Utilities)	2,070,519
66,427	Eni SpA (Oil, Gas & Consumable Fuels)	1,058,935
4,411	ERG SpA (Independent Power and Renewable Electricity Producers)	129,342
5,240	Ferrari NV (Automobiles)	1,827,383
342,300	Intesa Sanpaolo SpA (Banks)	1,054,727
64,366	UniCredit SpA (Banks)	1,885,413

		8,818,615

Japan – 3.4%
6,500	ABC-Mart, Inc. (Specialty Retail)	112,648
8,500	ADEKA Corp. (Chemicals)	166,317
24,700	Advantest Corp. (Semiconductors & Semiconductor Equipment)	983,006
16,100	Air Water, Inc. (Chemicals)	212,668
11,064	Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	287,000
23,200	Amada Co. Ltd. (Machinery)	250,366
5,800	Amano Corp. (Electronic Equipment, Instruments & Components)	133,659
7,500	Amvis Holdings, Inc. (Health Care Providers & Services)	138,173
5,400	Anycolor, Inc.* (Entertainment)	137,004
6,300	Asics Corp. (Textiles, Apparel & Luxury Goods)	191,433
7,200	BIPROGY, Inc. (IT Services)	210,805
7,200	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	219,061
28,500	Chiba Bank Ltd. (Banks)	211,192
33,000	Concordia Financial Group Ltd. (Banks)	157,260
13,800	Credit Saison Co. Ltd. (Consumer Finance)	256,148
7,000	Daikin Industries Ltd. (Building Products)	1,121,625
1,200	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	136,501
66,400	Denso Corp. (Automobile Components)	1,043,014
11,400	DMG Mori Co. Ltd. (Machinery)	228,269
59,300	FANUC Corp. (Machinery)	1,640,378
8,600	Ferrotec Holdings Corp. (Semiconductors & Semiconductor Equipment)	165,863
2,800	Fuso Chemical Co. Ltd. (Chemicals)	78,848
11,700	H2O Retailing Corp. (Consumer Staples Distribution & Retail)	125,264

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5,800	Hitachi Construction Machinery Co. Ltd. (Machinery)	$ 164,560
27,500	Hitachi Ltd. (Industrial Conglomerates)	2,160,135
5,100	Hoya Corp. (Health Care Equipment & Supplies)	647,848
10,500	IDOM, Inc. (Specialty Retail)	62,716
20,800	INFRONEER Holdings, Inc. (Construction & Engineering)	217,432
8,600	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	166,766
387	Invincible Investment Corp. (Hotel & Resort REITs)	159,096
13,000	J Front Retailing Co. Ltd. (Broadline Retail)	120,397
209	Japan Metropolitan Fund Invest (Retail REITs)	141,878
3,500	JINS Holdings, Inc. (Specialty Retail)	98,681
10,500	Kajima Corp. (Construction & Engineering)	187,392
8,500	Kamigumi Co. Ltd. (Transportation Infrastructure)	195,549
148	KDX Realty Investment Corp. (Diversified REITs)	160,542
2,320	Keyence Corp. (Electronic Equipment, Instruments & Components)	1,037,963
8,900	Kinden Corp. (Construction & Engineering)	148,314
9,600	KOMEDA Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	184,006
6,700	Kose Corp. (Personal Products)	438,332
20,600	Kubota Corp. (Machinery)	311,832
69,500	Kyocera Corp. (Electronic Equipment, Instruments & Components)	1,017,485
8,400	MatsukiyoCocokara & Co. (Consumer Staples Distribution & Retail)	152,685
61,200	Mebuki Financial Group, Inc. (Banks)	183,184
59,600	Mitsubishi Electric Corp. (Electrical Equipment)	884,482
56	Mitsui Fudosan Logistics Park, Inc. (Industrial REITs)	167,884
7,400	Monogatari Corp. (Hotels, Restaurants & Leisure)	260,927
79,100	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,597,197
7,100	Nifco, Inc. (Automobile Components)	184,250
5,100	NOF Corp. (Chemicals)	230,335
3,900	OKUMA Corp. (Machinery)	175,477
58,300	Olympus Corp. (Health Care Equipment & Supplies)	863,054

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
90,100	Persol Holdings Co. Ltd. (Professional Services)	$ 143,233
18,000	Rengo Co. Ltd. (Containers & Packaging)	116,731
6,700	Rohto Pharmaceutical Co. Ltd. (Personal Products)	137,093
2,800	Sankyo Co. Ltd. (Leisure Products)	171,266
4,500	Sankyu, Inc. (Air Freight & Logistics)	168,220
3,400	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	333,401
50,000	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	1,974,741
11,000	SG Holdings Co. Ltd. (Air Freight & Logistics)	142,451
900	Shimamura Co. Ltd. (Specialty Retail)	98,738
7,900	Shin Nippon Biomedical Laboratories Ltd. (Life Sciences Tools & Services)	91,565
13,200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	519,581
2,200	SMC Corp. (Machinery)	1,224,618
8,100	Socionext, Inc. (Semiconductors & Semiconductor Equipment)	185,636
10,900	Sojitz Corp. (Trading Companies & Distributors)	257,255
13,300	Sony Group Corp. (Household Durables)	1,304,308
5,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	260,067
6,600	Sumitomo Osaka Cement Co. Ltd. (Construction Materials)	166,269
5,400	Suzuken Co. Ltd. (Health Care Providers & Services)	167,621
41,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,205,010
23,500	Terumo Corp. (Health Care Equipment & Supplies)	795,521
6,600	TIS, Inc. (IT Services)	146,796
17,000	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	113,689
5,300	Toyo Suisan Kaisha Ltd. (Food Products)	275,979
7,300	Yamazaki Baking Co. Ltd. (Food Products)	173,100
4,200	Yokohama Rubber Co. Ltd. (Automobile Components)	99,404
17,400	ZOZO, Inc. (Specialty Retail)	380,999

		31,180,193

Jordan – 0.0%
7,020	Hikma Pharmaceuticals PLC (Pharmaceuticals)	171,267

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Luxembourg – 0.0%
2,536	Orion SA (Chemicals)	$ 56,806
5,574	Ternium SA (Metals & Mining)	215,491

		272,297

Macau* – 0.0%
128,400	MGM China Holdings Ltd. (Hotels, Restaurants & Leisure)	159,417

Malaysia – 0.1%
413,050	CIMB Group Holdings Bhd. (Banks)	544,046
93,400	Genting Bhd. (Hotels, Restaurants & Leisure)	93,046
50,900	RHB Bank Bhd. (Banks)	60,214
217,750	YTL Power International Bhd. (Multi-Utilities)	188,475

		885,781

Mexico – 0.5%
22,350	Arca Continental SAB de CV (Beverages)	253,945
47,000	Cemex SAB de CV* (Construction Materials)	389,160
3,524	Coca-Cola Femsa SAB de CV (Beverages)	334,569
59,850	Corp. Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)	227,591
5,465	Fomento Economico Mexicano SAB de CV (Beverages)	740,726
11,150	Gruma SAB de CV Class B (Food Products)	208,728
11,600	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	338,150
57,250	Grupo Financiero Banorte SAB de CV Class O (Banks)	582,296
34,300	Grupo Financiero Inbursa SAB de CV Class O* (Banks)	101,337
49,500	Grupo Mexico SAB de CV (Metals & Mining)	255,416
138,250	Kimberly-Clark de Mexico SAB de CV Class A (Household Products)	315,192
5,500	Regional SAB de CV (Banks)	51,049
87,300	Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	360,683

		4,158,842

Netherlands – 1.5%
1,220	Adyen NV*(a) (Financial Services)	1,530,108
29,573	Akzo Nobel NV (Chemicals)	2,271,575
3,491	Arcadis NV (Professional Services)	191,661
849	Argenx SE* (Biotechnology)	323,053
2,450	ASM International NV (Semiconductors & Semiconductor Equipment)	1,357,872

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
4,035	ASML Holding NV (Semiconductors & Semiconductor Equipment)	$ 3,509,724
5,181	ASR Nederland NV (Insurance)	244,162
8,592	Expro Group Holdings NV* (Energy Equipment & Services)	151,219
169,462	ING Groep NV (Banks)	2,407,795
83,378	Koninklijke Philips NV (Health Care Equipment & Supplies)	1,763,908
34,000	NEPI Rockcastle NV (Real Estate Management & Development)	228,961
3,169	Randstad NV (Professional Services)	180,190

		14,160,228

Poland – 0.1%
13,300	Bank Polska Kasa Opieki SA (Banks)	511,599
1,734	Dino Polska SA*(a) (Consumer Staples Distribution & Retail)	187,146
27,250	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	345,749
1,850	Santander Bank Polska SA (Banks)	224,069

		1,268,563

Portugal – 0.1%
43,234	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	680,578
146,060	Sonae SGPS SA (Consumer Staples Distribution & Retail)	141,201

		821,779

Qatar – 0.0%
4,556	Barwa Real Estate Co. (Real Estate Management & Development)	3,602
87,500	Gulf International Services QSC (Energy Equipment & Services)	67,623
39,850	Ooredoo QPSC (Diversified Telecommunication Services)	117,109

		188,334

Russia – 0.0%
61,284	Gazprom PJSC* (Oil, Gas & Consumable Fuels)	—
5,200	LUKOIL PJSC* (Oil, Gas & Consumable Fuels)	—
2,390	Magnit PJSC (Consumer Staples Distribution & Retail)	—
3,393	Novolipetsk Steel PJSC* (Metals & Mining)	—
5,650	PhosAgro PJSC* (Chemicals)	—
19,000	Surgutneftegas PJSC* (Oil, Gas & Consumable Fuels)	—
23,847	VTB Bank PJSC* (Banks)	—

		—

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – 0.2%
114,800	CapitaLand Ascendas REIT (Industrial REITs)	$ 248,798
41,100	DBS Group Holdings Ltd. (Banks)	973,465
50,200	Sembcorp Industries Ltd. (Multi-Utilities)	211,266
40,600	United Overseas Bank Ltd. (Banks)	855,789

		2,289,318

South Africa – 0.1%
2,950	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	29,389
56,736	FirstRand Ltd. (Financial Services)	205,482
45,794	Harmony Gold Mining Co. Ltd. (Metals & Mining)	283,465
85,800	Impala Platinum Holdings Ltd. (Metals & Mining)	333,046
15,015	Investec Ltd. (Capital Markets)	99,365

		950,747

South Korea – 1.7%
11,298	BNK Financial Group, Inc. (Banks)	63,543
1,785	Chong Kun Dang Pharmaceutical Corp.* (Pharmaceuticals)	147,058
2,750	Classys, Inc.* (Health Care Equipment & Supplies)	63,268
750	Cosmax, Inc. (Personal Products)	65,076
55,817	Coupang, Inc.* (Broadline Retail)	781,438
2,100	Doosan Bobcat, Inc. (Machinery)	79,976
9,956	Hana Financial Group, Inc. (Banks)	356,001
1,500	Hankook Tire & Technology Co. Ltd.* (Automobile Components)	57,411
650	HD Hyundai Co. Ltd. (Oil, Gas & Consumable Fuels)	34,645
1,050	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	80,412
7,250	Hyundai Engineering & Construction Co. Ltd.* (Construction & Engineering)	187,636
4,100	Hyundai Motor Co. (Automobiles)	596,346
13,600	Hyundai Steel Co.* (Metals & Mining)	340,566
950	JYP Entertainment Corp.* (Entertainment)	53,465
17,762	KB Financial Group, Inc. (Banks)	753,779
16,467	Kia Corp.* (Automobiles)	1,264,848
4,348	Korea Aerospace Industries Ltd.* (Aerospace & Defense)	163,819
2,950	Korea Investment Holdings Co. Ltd.* (Capital Markets)	135,453
800	Krafton, Inc.* (Entertainment)	128,285
2,200	NAVER Corp. (Interactive Media & Services)	328,068
330	NongShim Co. Ltd. (Food Products)	93,441
1,250	OCI Holdings Co. Ltd. (Chemicals)	97,497

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
489	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	$ 307,812
72,079	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	7,166,940
1,900	Shinhan Financial Group Co. Ltd. (Banks)	58,216
18,402	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,842,788
1	SK Innovation Co. Ltd.* (Oil, Gas & Consumable Fuels)	87
9,000	SOLUM Co. Ltd.* (Electronic Equipment, Instruments & Components)	184,702
36,505	Woori Financial Group, Inc. (Banks)	378,497

		15,811,073

Spain – 0.5%
6,976	Aena SME SA(a) (Transportation Infrastructure)	1,234,104
26,052	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	1,825,734
177,110	Banco de Sabadell SA (Banks)	229,878
4,483	CIE Automotive SA (Automobile Components)	118,274
71,292	Iberdrola SA* (Electric Utilities)	858,418
6,806	Solaria Energia y Medio Ambiente SA* (Independent Power and Renewable Electricity Producers)	100,485

		4,366,893

Sweden – 0.5%
9,705	AAK AB (Food Products)	218,732
17,041	Assa Abloy AB Class B (Building Products)	467,362
44,730	Atlas Copco AB Class A (Machinery)	713,865
10,017	Castellum AB* (Real Estate Management & Development)	128,958
9,530	Evolution AB(a) (Hotels, Restaurants & Leisure)	1,112,757
5,595	Loomis AB (Commerical Services & Supplies)	153,180
3,651	Saab AB Class B (Aerospace & Defense)	235,091
24,174	Securitas AB Class B (Commerical Services & Supplies)	234,827
5,353	Spotify Technology SA* (Entertainment)	1,152,768
8,476	Trelleborg AB Class B (Machinery)	257,986

		4,675,526

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – 2.2%
1,137	BKW AG (Electric Utilities)	$ 180,633
17,595	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	2,613,465
14,126	Julius Baer Group Ltd. (Capital Markets)	769,039
32,024	Nestle SA (Food Products)	3,649,152
26,012	Novartis AG (Pharmaceuticals)	2,689,998
2,039	PSP Swiss Property AG (Real Estate Management & Development)	271,385
15,259	Roche Holding AG (Pharmaceuticals)	4,344,487
5,214	SIG Group AG (Containers & Packaging)	109,140
2,373	Sika AG (Chemicals)	655,085
2,362	Sonova Holding AG (Health Care Equipment & Supplies)	754,887
570	Tecan Group AG (Life Sciences Tools & Services)	217,577
87,553	UBS Group AG (Capital Markets)	2,620,690
385	VAT Group AG(a) (Machinery)	179,229
2,517	Zurich Insurance Group AG (Insurance)	1,278,861

		20,333,628

Taiwan – 1.7%
54,550	Accton Technology Corp. (Communications Equipment)	917,670
81,050	Acer, Inc. (Technology Hardware, Storage & Peripherals)	119,029
6,350	Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	787,654
13,100	Arcadyan Technology Corp. (Communications Equipment)	72,128
26,709	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	362,744
780	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	76,611
11,550	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	164,002
3,671	Bora Pharmaceuticals Co. Ltd. (Pharmaceuticals)	78,934
879,550	China Development Financial Holding Corp.* (Insurance)	337,674
68,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	77,986
969,700	CTBC Financial Holding Co. Ltd. (Banks)	879,723
17,400	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	155,706
30,500	E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	202,267

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
14,450	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	$ 252,200
1,100	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	98,108
111,450	Eva Airways Corp. (Passenger Airlines)	112,340
37,700	Evergreen Marine Corp. Taiwan Ltd. (Marine Transportation)	180,831
24,400	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	79,818
10,350	International Games System Co. Ltd. (Entertainment)	273,816
2,850	King Slide Works Co. Ltd. (Technology Hardware, Storage & Peripherals)	94,645
45,650	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	158,091
24,700	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	762,183
96,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	210,554
14,350	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	233,757
16,100	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	270,387
166,450	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	167,563
79,550	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	629,003
8,700	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	112,588
329,285	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	7,561,169
20,950	Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	125,096
30,600	United Integrated Services Co. Ltd. (Construction & Engineering)	270,716
19,700	Wistron Corp. (Technology Hardware, Storage & Peripherals)	72,128
160,050	Yuanta Financial Holding Co. Ltd. (Financial Services)	137,978

		16,035,099

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – 0.3%
62,700	Bangkok Bank PCL (Banks)	$ 249,180
508,600	Bangkok Dusit Medical Services PCL (Health Care Providers & Services)	394,235
41,850	Bumrungrad Hospital PCL (Health Care Providers & Services)	283,142
91,000	Kasikornbank PCL (Banks)	308,222
166,800	Krung Thai Bank PCL (Banks)	74,762
258,350	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	1,090,318
2,371,150	TMBThanachart Bank PCL (Banks)	119,589

		2,519,448

Turkey – 0.0%
9,650	BIM Birlesik Magazalar AS (Consumer Staples Distribution & Retail)	121,010
7,936	Eldorado Gold Corp.* (Metals & Mining)	96,898
3,950	Migros Ticaret AS (Consumer Staples Distribution & Retail)	53,127
34,050	Sok Marketler Ticaret AS (Consumer Staples Distribution & Retail)	71,377

		342,412

United Arab Emirates – 0.2%
29,772	Abu Dhabi Commercial Bank PJSC (Banks)	72,384
79,065	Abu Dhabi Islamic Bank PJSC (Banks)	241,095
68,100	Ajman Bank PJSC* (Banks)	38,009
414,605	Emaar Properties PJSC (Real Estate Management & Development)	838,278
107,997	Emirates NBD Bank PJSC (Banks)	520,439

		1,710,205

United Kingdom – 5.4%
2,955	4imprint Group PLC (Media)	202,636
23,077	AstraZeneca PLC (Pharmaceuticals)	3,059,476
32,872	B&M European Value Retail SA (Broadline Retail)	215,434
41,608	Balfour Beatty PLC (Construction & Engineering)	175,063
1,146,543	Barclays PLC (Banks)	2,130,652
29,004	Beazley PLC (Insurance)	199,651
8,415	Berkeley Group Holdings PLC (Household Durables)	509,567
381,983	BP PLC (Oil, Gas & Consumable Fuels)	2,230,940
43,374	British American Tobacco PLC (Tobacco)	1,278,822
50,388	British Land Co. PLC (Diversified REITs)	242,201
129,828	Compass Group PLC (Hotels, Restaurants & Leisure)	3,575,950
5,397	Computacenter PLC (IT Services)	197,170

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
71,534	ConvaTec Group PLC(a) (Health Care Equipment & Supplies)	$ 217,705
3,199	Cranswick PLC (Food Products)	163,137
2,799	Croda International PLC (Chemicals)	169,414
5,710	Derwent London PLC (Office REITs)	153,895
82,908	Diageo PLC (Beverages)	2,994,460
5,398	Diploma PLC (Trading Companies & Distributors)	222,515
56,272	DS Smith PLC (Containers & Packaging)	200,643
4,630	Endava PLC* (IT Services)	327,665
11,968	Entain PLC (Hotels, Restaurants & Leisure)	145,775
20,952	Ferguson PLC (Trading Companies & Distributors)	3,930,306
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	830
101,046	GSK PLC (Pharmaceuticals)	1,998,461
12,208	IG Group Holdings PLC (Capital Markets)	109,703
11,062	IMI PLC (Machinery)	234,620
715	Immunocore Holdings PLC* (Biotechnology)	51,687
8,944	Indivior PLC* (Pharmaceuticals)	157,213
14,100	Intermediate Capital Group PLC (Capital Markets)	317,886
39,585	J Sainsbury PLC (Consumer Staples Distribution & Retail)	135,149
137,651	JD Sports Fashion PLC (Specialty Retail)	203,409
13,402	JET2 PLC (Passenger Airlines)	226,911
152,507	Kingfisher PLC (Specialty Retail)	424,019
277,833	Legal & General Group PLC (Insurance)	893,634
9,920	London Stock Exchange Group PLC (Capital Markets)	1,122,091
76,572	Man Group PLC (Capital Markets)	230,081
205,476	NatWest Group PLC (Banks)	579,882
2,570	Noble Corp. PLC (Energy Equipment & Services)	113,414
6,221	Nomad Foods Ltd.* (Food Products)	111,916
260,598	Prudential PLC (Insurance)	2,677,010
35,039	Reckitt Benckiser Group PLC (Household Products)	2,533,351
75,374	RELX PLC (Professional Services)	3,110,426
17,165	Rio Tinto PLC (Metals & Mining)	1,188,151
1,295,977	Rolls-Royce Holdings PLC* (Aerospace & Defense)	4,920,112
36,570	Rotork PLC (Machinery)	144,163
11,565	Safestore Holdings PLC (Specialized REITs)	120,441
38,535	Segro PLC (Industrial REITs)	427,972
98,967	Serco Group PLC (Commerical Services & Supplies)	217,605

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
63,559	Shell PLC (Oil, Gas & Consumable Fuels)	$ 1,989,304
198,107	Tesco PLC (Consumer Staples Distribution & Retail)	717,864
100,404	Tritax Big Box REIT PLC (Industrial REITs)	210,205
17,523	Unilever PLC (Personal Products)	852,673
9,626	Weir Group PLC (Machinery)	221,262
51,830	WH Smith PLC (Specialty Retail)	792,026
4,494	Whitbread PLC (Hotels, Restaurants & Leisure)	203,704

		49,780,252

United States – 54.0%
45,781	Abbott Laboratories (Health Care Equipment & Supplies)	5,180,120
12,824	AbbVie, Inc. (Biotechnology)	2,108,266
22,365	Accenture PLC Class A (IT Services)	8,138,176
1,005	Acuity Brands, Inc. (Electrical Equipment)	239,351
10,164	Adeia, Inc. (Software)	123,391
2,980	Adobe, Inc.* (Software)	1,840,984
7,143	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,197,810
4,164	Affirm Holdings, Inc.* (Financial Services)	168,684
4,950	Agios Pharmaceuticals, Inc.* (Biotechnology)	111,969
5,240	Agree Realty Corp. (Retail REITs)	312,356
2,645	Alamo Group, Inc. (Machinery)	561,481
10,774	Alight, Inc. Class A* (Professional Services)	96,104
1,936	Allegiant Travel Co. (Passenger Airlines)	151,782
3,164	Allison Transmission Holdings, Inc. (Machinery)	191,549
31,626	Allstate Corp. (Insurance)	4,909,936
130,270	Alphabet, Inc. Class A* (Interactive Media & Services)	18,250,827
126,322	Amazon.com, Inc.* (Broadline Retail)	19,605,174
896	Amedisys, Inc.* (Health Care Providers & Services)	84,466
105,662	American International Group, Inc. (Insurance)	7,344,566
10,798	Ameris Bancorp (Banks)	536,013
4,816	AMERISAFE, Inc. (Insurance)	240,029
2,481	Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	78,548
1,897	AMN Healthcare Services, Inc.* (Health Care Providers & Services)	140,397
23,044	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	2,329,748

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,825	Appfolio, Inc. Class A* (Software)	$ 619,409
52,145	Apple, Inc. (Technology Hardware, Storage & Peripherals)	9,615,538
16,648	Arcutis Biotherapeutics, Inc.* (Biotechnology)	97,724
4,689	Array Technologies, Inc.* (Electrical Equipment)	62,082
12,071	Artivion, Inc.* (Health Care Equipment & Supplies)	201,827
1,575	Asbury Automotive Group, Inc.* (Specialty Retail)	329,269
1,483	Ashland, Inc. (Chemicals)	138,838
1,179	Atkore, Inc.* (Electrical Equipment)	179,833
15,208	Atlassian Corp. Class A* (Software)	3,798,502
8,100	AtriCure, Inc.* (Health Care Equipment & Supplies)	275,886
37,496	Aurora Innovation, Inc.* (Software)	112,113
12,096	Avient Corp. (Chemicals)	437,996
4,802	Avnet, Inc. (Electronic Equipment, Instruments & Components)	217,531
4,689	Azenta, Inc.* (Life Sciences Tools & Services)	305,723
2,959	Balchem Corp. (Chemicals)	414,733
155,924	Bank of America Corp. (Banks)	5,302,975
3,040	Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	251,986
18,331	Becton Dickinson & Co. (Health Care Equipment & Supplies)	4,377,626
1,345	Belden, Inc. (Electronic Equipment, Instruments & Components)	99,772
2,090	BellRing Brands, Inc.* (Personal Products)	115,514
23,802	Berkshire Hathaway, Inc. Class B* (Financial Services)	9,133,779
2,811	Berkshire Hills Bancorp, Inc. (Banks)	67,464
31,641	BGC Group, Inc. Class A (Capital Markets)	223,385
17,573	BioCryst Pharmaceuticals, Inc.* (Biotechnology)	93,137
3,000	Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	79,860
596	Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	2,090,452
4,348	Boot Barn Holdings, Inc.* (Specialty Retail)	311,926
60,088	BorgWarner, Inc. (Automobile Components)	2,036,983
13,938	Bowlero Corp. Class A* (Hotels, Restaurants & Leisure)	150,670
1,080	Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	68,569
1,645	Brady Corp. Class A (Commerical Services & Supplies)	99,078
1,911	Brinker International, Inc.* (Hotels, Restaurants & Leisure)	81,772

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,903	Brink’s Co. (Commerical Services & Supplies)	$ 396,359
3,005	BRP Group, Inc. Class A* (Insurance)	67,432
4,445	Bumble, Inc. Class A* (Interactive Media & Services)	60,985
1,527	Cactus, Inc. Class A (Energy Equipment & Services)	64,806
4,305	Cadence Design Systems, Inc.* (Software)	1,241,820
3,056	Caleres, Inc. (Specialty Retail)	95,867
57,010	CarMax, Inc.* (Specialty Retail)	4,057,972
6,231	Cars.com, Inc.* (Interactive Media & Services)	108,606
5,496	Catalyst Pharmaceuticals, Inc.* (Biotechnology)	79,142
13,998	Caterpillar, Inc. (Machinery)	4,203,739
8,529	Cathay General Bancorp (Banks)	351,139
8,100	CBIZ, Inc.* (Professional Services)	515,646
12,496	Central Garden & Pet Co. Class A* (Household Products)	515,835
14,915	ChampionX Corp. (Energy Equipment & Services)	408,820
13,676	Charles Schwab Corp. (Capital Markets)	860,494
2,275	Chart Industries, Inc.* (Machinery)	265,538
6,214	Chegg, Inc.* (Diversified Consumer Services)	61,208
5,640	Chemed Corp. (Health Care Providers & Services)	3,343,336
20,937	Chevron Corp. (Oil, Gas & Consumable Fuels)	3,086,742
539	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,298,327
1,050	Chord Energy Corp. (Oil, Gas & Consumable Fuels)	161,448
6,397	Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	216,283
12,202	Cigna Group (Health Care Providers & Services)	3,672,192
3,162	Clearfield, Inc.* (Communications Equipment)	79,651
5,270	Cognizant Technology Solutions Corp. Class A (IT Services)	406,422
6,527	Cohen & Steers, Inc. (Capital Markets)	459,631
2,309	Coherent Corp.* (Electronic Equipment, Instruments & Components)	109,770
1,086	Concentrix Corp. (Professional Services)	96,513
54,727	ConocoPhillips (Oil, Gas & Consumable Fuels)	6,122,309
9,814	Constellium SE* (Metals & Mining)	184,013

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
12,148	CoreCivic, Inc.* (Commerical Services & Supplies)	$ 172,745
4,136	Cousins Properties, Inc. (Office REITs)	94,756
651	Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	66,063
6,591	CryoPort, Inc.* (Life Sciences Tools & Services)	95,635
23,539	Danaher Corp. (Life Sciences Tools & Services)	5,647,241
1,151	Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	61,613
7,277	Deere & Co. (Machinery)	2,864,082
39,730	Dexcom, Inc.* (Health Care Equipment & Supplies)	4,821,235
14,881	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	2,287,805
2,720	Dime Community Bancshares, Inc. (Banks)	62,043
6,170	DNOW, Inc.* (Trading Companies & Distributors)	62,255
5,868	Dollar General Corp. (Consumer Staples Distribution & Retail)	774,987
44,877	Dominion Energy, Inc. (Multi- Utilities)	2,051,776
3,250	Ducommun, Inc.* (Aerospace & Defense)	160,388
7,715	Dun & Bradstreet Holdings, Inc. (Professional Services)	89,417
17,090	Dynatrace, Inc.* (Software)	974,130
14,129	Ecovyst, Inc.* (Chemicals)	130,835
4,841	Eli Lilly & Co. (Pharmaceuticals)	3,125,398
1,912	Employers Holdings, Inc. (Insurance)	79,769
2,850	Enact Holdings, Inc. (Financial Services)	81,197
1,352	EnerSys (Electrical Equipment)	129,211
11,027	Entravision Communications Corp. Class A (Media)	44,439
2,250	EPAM Systems, Inc.* (IT Services)	625,747
4,084	Essent Group Ltd. (Financial Services)	225,273
22,640	Estee Lauder Cos., Inc. Class A (Personal Products)	2,988,254
1,946	Evercore, Inc. Class A (Capital Markets)	334,187
18,776	Extra Space Storage, Inc. (Specialized REITs)	2,712,005
8,472	Extreme Networks, Inc.* (Communications Equipment)	114,457
830	Fair Isaac Corp.* (Software)	995,029
2,019	Federal Agricultural Mortgage Corp. Class C (Financial Services)	376,120
3,976	First Merchants Corp. (Banks)	134,429
4,058	First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	87,085

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,269	FirstCash Holdings, Inc. (Consumer Finance)	$ 260,413
30,460	Fiserv, Inc.* (Financial Services)	4,321,360
20,092	Flywire Corp.* (Financial Services)	429,366
3,934	Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	121,797
3,390	Fox Factory Holding Corp.* (Automobile Components)	213,706
71,643	Freeport-McMoRan, Inc. (Metals & Mining)	2,843,511
4,071	Frontdoor, Inc.* (Diversified Consumer Services)	133,366
1,103	FTI Consulting, Inc.* (Professional Services)	211,346
94,828	General Motors Co. (Automobiles)	3,679,326
6,872	Glacier Bancorp, Inc. (Banks)	265,672
13,121	Global Payments, Inc. (Financial Services)	1,748,111
7,654	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	404,055
1,942	Grand Canyon Education, Inc.* (Diversified Consumer Services)	253,606
2,730	Granite Construction, Inc. (Construction & Engineering)	123,150
1,769	Griffon Corp. (Building Products)	103,062
482	Group 1 Automotive, Inc. (Specialty Retail)	125,349
2,910	Hackett Group, Inc. (IT Services)	67,279
2,003	Haemonetics Corp.* (Health Care Equipment & Supplies)	153,149
12,733	Halozyme Therapeutics, Inc.* (Biotechnology)	431,012
2,681	Hancock Whitney Corp. (Banks)	120,940
26,261	Hartford Financial Services Group, Inc. (Insurance)	2,283,657
14,054	HCA Healthcare, Inc. (Health Care Providers & Services)	4,285,065
7,185	HealthEquity, Inc.* (Health Care Providers & Services)	543,042
7,870	Heartland Express, Inc. (Ground Transportation)	101,917
2,063	Helen of Troy Ltd.* (Household Durables)	236,214
6,957	Heritage Commerce Corp. (Banks)	61,848
26,290	Hess Corp. (Oil, Gas & Consumable Fuels)	3,694,534
9,346	Home Depot, Inc. (Specialty Retail)	3,298,764
11,354	Honeywell International, Inc. (Industrial Conglomerates)	2,296,460
6,931	Hope Bancorp, Inc. (Banks)	76,795
11,939	Horace Mann Educators Corp. (Insurance)	439,713
3,965	Houlihan Lokey, Inc. (Capital Markets)	474,928

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
12,162	Howmet Aerospace, Inc. (Aerospace & Defense)	$ 684,234
3,503	Hub Group, Inc. Class A* (Air Freight & Logistics)	158,616
8,029	Humana, Inc. (Health Care Providers & Services)	3,035,444
3,356	ICF International, Inc. (Professional Services)	466,618
1,535	ICU Medical, Inc.* (Health Care Equipment & Supplies)	140,499
3,350	IDACORP, Inc. (Electric Utilities)	310,143
4,802	Independent Bank Corp. (Banks)	269,344
24,329	Ingersoll Rand, Inc. (Machinery)	1,942,914
4,120	Inmode Ltd.* (Health Care Equipment & Supplies)	97,603
960	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	177,350
8,427	Insmed, Inc.* (Biotechnology)	234,271
11,828	Intapp, Inc.* (Software)	509,550
6,216	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	249,572
60,050	Intercontinental Exchange, Inc. (Capital Markets)	7,646,166
2,902	InterDigital, Inc. (Software)	304,855
3,057	International Money Express, Inc.* (Financial Services)	62,974
6,722	Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	452,659
7,789	Intuit, Inc. (Software)	4,917,429
8,274	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	3,129,392
3,985	ITT, Inc. (Machinery)	481,308
14,013	Janus International Group, Inc.* (Building Products)	198,284
23,225	Johnson & Johnson (Pharmaceuticals)	3,690,452
31,435	JPMorgan Chase & Co. (Banks)	5,481,007
56,085	KeyCorp (Banks)	814,915
10,120	Kinsale Capital Group, Inc. (Insurance)	4,023,408
37,712	KKR & Co., Inc. (Capital Markets)	3,265,105
693,467	Kosmos Energy Ltd.* (Oil, Gas & Consumable Fuels)	4,202,410
11,775	L3Harris Technologies, Inc. (Aerospace & Defense)	2,454,145
12,876	Laboratory Corp. of America Holdings (Health Care Providers & Services)	2,862,335
2,139	Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	111,078
13,801	Laureate Education, Inc. (Diversified Consumer Services)	174,169
1,288	LCI Industries (Automobile Components)	143,329
17,212	Lear Corp. (Automobile Components)	2,287,475

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
12,200	Legalzoom.com, Inc.* (Professional Services)	$ 125,782
7,055	Leonardo DRS, Inc.* (Aerospace & Defense)	136,938
2,219	LiveRamp Holdings, Inc.* (Software)	87,606
6,223	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	536,609
21,886	Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)	451,289
8,451	Marsh & McLennan Cos., Inc. (Insurance)	1,638,142
3,711	Martin Marietta Materials, Inc. (Construction Materials)	1,886,747
1,629	Masonite International Corp.* (Building Products)	149,949
9,959	Mastercard, Inc. Class A (Financial Services)	4,473,882
11,300	Matador Resources Co. (Oil, Gas & Consumable Fuels)	620,257
1,579	Medpace Holdings, Inc.* (Life Sciences Tools & Services)	460,405
15,056	Meta Platforms, Inc. Class A* (Interactive Media & Services)	5,873,948
72,581	Microsoft Corp. (Software)	28,856,754
6,352	Minerals Technologies, Inc. (Chemicals)	415,103
950	MongoDB, Inc.* (IT Services)	380,494
13,185	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	7,946,863
11,452	Monster Beverage Corp.* (Beverages)	630,089
42,600	Nasdaq, Inc. (Capital Markets)	2,461,002
4,440	National Health Investors, Inc. (Health Care REITs)	236,119
2,575	NCR Atleos Corp.* (Financial Services)	57,654
5,150	NCR Voyix Corp.* (Software)	75,705
3,407	Netflix, Inc.* (Entertainment)	1,921,923
1,756	New Jersey Resources Corp. (Gas Utilities)	71,697
1,408	Nexstar Media Group, Inc. (Media)	250,216
7,706	Northwestern Energy Group, Inc. (Multi-Utilities)	370,813
3,642	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	562,871
24,929	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	15,338,066
560	NVR, Inc.* (Household Durables)	3,962,162
26,660	OceanFirst Financial Corp. (Banks)	459,352
8,506	Old National Bancorp (Banks)	140,094
7,216	O’Reilly Automotive, Inc.* (Specialty Retail)	7,382,329

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,938	Organon & Co. (Pharmaceuticals)	$ 65,568
1,210	OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	154,916
3,954	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	375,353
14,382	Pacific Premier Bancorp, Inc. (Banks)	364,871
4,679	Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	171,205
6,992	Parker-Hannifin Corp. (Machinery)	3,247,784
3,411	Patrick Industries, Inc. (Automobile Components)	342,430
19,038	Patterson-UTI Energy, Inc. (Energy Equipment & Services)	211,131
16,153	Paycor HCM, Inc.* (Professional Services)	313,853
6,479	Paylocity Holding Corp.* (Professional Services)	1,026,338
3,374	Peapack-Gladstone Financial Corp. (Banks)	93,055
6,589	Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	61,673
1,047	Pegasystems, Inc. (Software)	51,031
55,853	Peloton Interactive, Inc. Class A* (Leisure Products)	310,543
1,173	PennyMac Financial Services, Inc. (Financial Services)	102,309
1,952	Penumbra, Inc.* (Health Care Equipment & Supplies)	492,275
28,125	PepsiCo, Inc. (Beverages)	4,739,906
3,142	Perdoceo Education Corp. (Diversified Consumer Services)	56,870
2,864	Perrigo Co. PLC (Pharmaceuticals)	91,877
6,116	PetIQ, Inc.* (Health Care Providers & Services)	109,905
134,420	Pfizer, Inc. (Pharmaceuticals)	3,640,094
2,649	Phinia, Inc. (Automobile Components)	80,106
2,919	Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	85,293
15,116	Phreesia, Inc.* (Health Care Technology)	385,156
1,031	Portland General Electric Co. (Electric Utilities)	42,199
1,842	Preferred Bank (Banks)	132,329
17,112	Primoris Services Corp. (Construction & Engineering)	561,274
7,760	Progyny, Inc.* (Health Care Providers & Services)	295,578
27,205	Prologis, Inc. (Industrial REITs)	3,446,601
8,585	ProPetro Holding Corp.* (Energy Equipment & Services)	72,629
15,279	Qiagen NV* (Life Sciences Tools & Services)	662,931

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
508	QuidelOrtho Corp.* (Health Care Equipment & Supplies)	$ 34,803
9,565	R1 RCM, Inc.* (Health Care Providers & Services)	97,946
4,770	Rapid7, Inc.* (Software)	262,493
2,300	RBC Bearings, Inc.* (Machinery)	617,642
10,374	Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	69,610
19,852	Regal Rexnord Corp. (Electrical Equipment)	2,649,448
6,331	Revolve Group, Inc.* (Specialty Retail)	91,230
29,616	Rivian Automotive, Inc. Class A* (Automobiles)	453,421
14,871	Ross Stores, Inc. (Specialty Retail)	2,086,104
5,057	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	555,764
2,484	S&T Bancorp, Inc. (Banks)	82,817
17,830	Saia, Inc.* (Ground Transportation)	8,033,841
26,211	Salesforce, Inc.* (Software)	7,367,650
12,043	SBA Communications Corp. (Specialized REITs)	2,695,946
21,790	Schlumberger NV (Energy Equipment & Services)	1,061,173
2,401	Science Applications International Corp. (Professional Services)	306,512
13,902	Seacoast Banking Corp. of Florida (Banks)	341,433
9,450	Select Water Solutions, Inc. (Energy Equipment & Services)	73,427
2,401	Sensata Technologies Holding PLC (Electrical Equipment)	86,844
3,878	ServiceNow, Inc.* (Software)	2,968,221
25,875	Sherwin-Williams Co. (Chemicals)	7,875,832
17,211	Shoals Technologies Group, Inc. Class A* (Electrical Equipment)	226,669
10,830	Silgan Holdings, Inc. (Containers & Packaging)	497,530
2,663	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	328,508
2,350	Simply Good Foods Co.* (Food Products)	88,830
6,441	Skyline Champion Corp.* (Household Durables)	441,080
23,554	SLM Corp. (Consumer Finance)	468,254
37,272	Snap, Inc. Class A* (Interactive Media & Services)	592,252
11,892	Solo Brands, Inc. Class A* (Leisure Products)	33,179
1,138	SouthState Corp. (Banks)	94,568
6,301	SPX Technologies, Inc.* (Machinery)	634,133
53,109	SS&C Technologies Holdings, Inc. (Professional Services)	3,240,711
601	SSR Mining, Inc. (Metals & Mining)	5,664

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
16,076	STAG Industrial, Inc. (Industrial REITs)	$ 593,847
12,189	Stagwell, Inc.* (Media)	79,472
4,590	STERIS PLC (Health Care Equipment & Supplies)	1,004,980
9,009	Sterling Check Corp.* (Professional Services)	122,883
5,669	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	237,418
7,142	Stifel Financial Corp. (Capital Markets)	521,009
1,698	StoneX Group, Inc.* (Capital Markets)	111,644
977	Stride, Inc.* (Diversified Consumer Services)	58,571
16,673	Stryker Corp. (Health Care Equipment & Supplies)	5,593,458
12,266	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	339,523
9,840	Sysco Corp. (Food Products)	796,351
22,112	Target Corp. (Consumer Staples Distribution & Retail)	3,075,337
14,479	TEGNA, Inc. (Media)	225,728
6,350	Terex Corp. (Machinery)	390,080
25,358	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,060,323
5,729	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	720,250
803	Thor Industries, Inc. (Automobiles)	90,755
1,962	Tidewater, Inc.* (Energy Equipment & Services)	131,827
8,096	T-Mobile U.S., Inc. (Wireless Telecommunication Services)	1,305,318
7,827	Topgolf Callaway Brands Corp.* (Leisure Products)	103,082
7,124	Tradeweb Markets, Inc. Class A (Capital Markets)	679,558
9,627	Tri Pointe Homes, Inc.* (Household Durables)	332,420
21,869	Truist Financial Corp. (Banks)	810,465
3,225	U.S. Physical Therapy, Inc. (Health Care Providers & Services)	297,539
4,953	U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	53,096
4,900	UFP Industries, Inc. (Building Products)	555,905
2,560	Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	97,792
2,937	UMB Financial Corp. (Banks)	242,303
39,086	Union Pacific Corp. (Ground Transportation)	9,534,248
10,156	UnitedHealth Group, Inc. (Health Care Providers & Services)	5,197,231

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
13,109	Utz Brands, Inc. (Food Products)	$ 232,029
339	Valmont Industries, Inc. (Construction & Engineering)	76,516
8,716	Vector Group Ltd. (Tobacco)	91,257
11,593	Veracyte, Inc.* (Biotechnology)	290,057
26,375	VeriSign, Inc.* (IT Services)	5,245,460
20,900	Verisk Analytics, Inc. (Professional Services)	5,047,977
579	Vertex Pharmaceuticals, Inc.* (Biotechnology)	250,927
3,446	Vestis Corp. (Commerical Services & Supplies)	73,744
2,877	Viad Corp.* (Commerical Services & Supplies)	95,114
37,410	Viavi Solutions, Inc.* (Communications Equipment)	367,740
8,464	Viper Energy, Inc. (Oil, Gas & Consumable Fuels)	264,246
22,129	Visa, Inc. Class A (Financial Services)	6,046,971
6,300	Vita Coco Co., Inc.* (Beverages)	124,047
13,064	Vivid Seats, Inc. Class A* (Entertainment)	74,987
1,278	Voya Financial, Inc. (Financial Services)	92,489
2,357	Wabash National Corp. (Machinery)	59,632
950	Walker & Dunlop, Inc. (Financial Services)	91,761
52,415	Walt Disney Co. (Entertainment)	5,034,461
6,190	Waste Connections, Inc. (Commerical Services & Supplies)	961,059
14,080	Waste Management, Inc. (Commerical Services & Supplies)	2,613,670
73,407	Wells Fargo & Co. (Banks)	3,683,563
3,560	Western Alliance Bancorp (Banks)	227,698
133	White Mountains Insurance Group Ltd. (Insurance)	209,604
2,793	Wintrust Financial Corp. (Banks)	270,865
5,757	World Kinect Corp. (Oil, Gas & Consumable Fuels)	129,935
33,505	Zoetis, Inc. (Pharmaceuticals)	6,292,574

		498,699,170

Uruguay* – 0.3%
1,728	MercadoLibre, Inc. (Broadline Retail)	2,958,008

TOTAL COMMON STOCKS (Cost $707,331,969)		$838,407,293

Shares	Dividend Rate	Value

Preferred Stocks – 0.3%
Brazil – 0.2%
Gerdau SA (Metals & Mining)
32,240	7.607%	$ 136,915
Itausa SA (Banks)
325,705	5.605	657,405
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
113,300	7.820	925,033

		1,719,353

South Korea – 0.1%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)
17,680	2.462	773,604

TOTAL PREFERRED STOCKS (Cost $2,240,273)		$ 2,492,957

Shares	Description	Value

Exchange Traded Funds – 0.2%
22,400	iShares Core MSCI Emerging Markets ETF	$ 1,085,280
28,690	iShares MSCI Saudi Arabia ETF	1,194,939

TOTAL EXCHANGE TRADED FUNDS (Cost $2,276,079)		$ 2,280,219

Shares	Dividend Rate	Value

Investment Companies – 7.1%
Goldman Sachs Financial Square Government Fund — Class R6
31,080,331	5.220%	$ 31,080,331
Goldman Sachs Financial Square Government Fund — Institutional Shares
33,994,238	5.223	33,994,238

TOTAL INVESTMENT COMPANIES – 7.1% (Cost $65,074,569)		$ 65,074,569

TOTAL INVESTMENTS – 98.4% (Cost $776,922,890)		$908,255,038

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		15,060,997

NET ASSETS – 100.0%		$923,316,035

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

SECTOR ALLOCATION AS OF JANUARY 31, 2024
Sector	% of Total Market Value
Information Technology	17.8%
Financials	16.3
Health Care	12.9
Industrials	12.9
Consumer Discretionary	10.8
Investment Companies	7.2
Communication Services	5.3
Consumer Staples	5.0
Materials	4.4
Energy	4.1
Real Estate	1.9
Utilities	1.1
Exchange Traded Funds	0.3
100.0%

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	CHF	5,810,000	USD	6,731,611	02/02/24	$2,546
	ILS	920,000	USD	249,792	02/02/24	2,433
	JPY	2,165,000,000	USD	14,624,373	02/02/24	90,047
	NZD	220,000	USD	134,271	02/02/24	205
	SEK	22,200,000	USD	2,129,186	02/02/24	4,237
	USD	5,209,286	AUD	7,630,000	02/02/24	203,302
	USD	5,034,495	AUD	7,630,000	03/04/24	23,118
	USD	6,858,138	CHF	5,810,000	02/02/24	123,980
	USD	2,294,555	DKK	15,480,000	02/02/24	50,054
	USD	2,259,180	DKK	15,480,000	03/04/24	10,815
	USD	23,054,090	EUR	20,870,000	02/02/24	498,011
	USD	22,696,843	EUR	20,870,000	03/04/24	109,709
	USD	10,107,456	GBP	7,945,000	02/02/24	38,600
	USD	10,116,338	GBP	7,945,000	03/04/24	44,872
	USD	1,410,253	HKD	11,010,000	02/02/24	1,858
	USD	1,410,253	HKD	11,010,000	03/04/24	541
	USD	254,189	ILS	920,000	02/02/24	1,965
	USD	15,433,404	JPY	2,165,000,000	02/02/24	718,984
	USD	461,209	NOK	4,700,000	02/02/24	14,302
	USD	452,094	NOK	4,700,000	03/04/24	4,831
	USD	139,251	NZD	220,000	02/02/24	4,776
	USD	2,215,838	SEK	22,200,000	02/02/24	82,414
	USD	840,228	SGD	1,110,000	02/02/24	12,721
	USD	829,590	SGD	1,110,000	03/04/24	860
JPMorgan Securities, Inc.	CHF	2,550,000	USD	2,954,494	02/02/24	1,117
	ILS	400,000	USD	108,605	02/02/24	1,058
	JPY	979,000,000	USD	6,613,054	02/02/24	40,719
	NZD	90,000	USD	54,929	02/02/24	84
	SEK	9,525,000	USD	913,536	02/02/24	1,818
	USD	2,197,953	AUD	3,220,000	02/02/24	85,336
	USD	2,124,649	AUD	3,220,000	03/04/24	9,756
	USD	3,008,085	CHF	2,550,000	02/02/24	52,473
	USD	976,539	DKK	6,590,000	02/02/24	21,032
	USD	961,757	DKK	6,590,000	03/04/24	4,604
	USD	9,662,812	EUR	8,750,000	02/02/24	205,903
	USD	9,515,926	EUR	8,750,000	03/04/24	45,997
	USD	4,318,664	GBP	3,395,000	02/02/24	16,113
	USD	4,322,841	GBP	3,395,000	03/04/24	19,174
	USD	632,772	HKD	4,940,000	02/02/24	850
	USD	632,757	HKD	4,940,000	03/04/24	243
	USD	110,526	ILS	400,000	02/02/24	864
	USD	6,980,711	JPY	979,000,000	02/02/24	326,938
	USD	206,071	NOK	2,100,000	02/02/24	6,389
	USD	201,999	NOK	2,100,000	03/04/24	2,158
	USD	56,965	NZD	90,000	02/02/24	1,952
	USD	950,456	SEK	9,525,000	02/02/24	35,102
	USD	378,414	SGD	500,000	02/02/24	5,663
	USD	373,689	SGD	500,000	03/04/24	387

TOTAL						$2,930,911

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	AUD	7,630,000	USD	5,029,566	02/02/24	$(23,581)
	DKK	15,480,000	USD	2,255,646	02/02/24	(11,146)
	EUR	20,870,000	USD	22,668,754	02/02/24	(112,675)
	GBP	7,945,000	USD	10,114,477	02/02/24	(45,622)
	HKD	11,010,000	USD	1,409,211	02/02/24	(816)
	NOK	4,700,000	USD	451,753	02/02/24	(4,846)
	SGD	1,110,000	USD	828,474	02/02/24	(967)
	USD	485,856	AUD	740,000	03/04/24	(175)
	USD	7,474,019	CHF	6,430,000	03/04/24	(5,200)
	USD	304,940	DKK	2,100,000	03/04/24	(71)
	USD	2,142,263	EUR	1,980,000	03/04/24	(647)
	USD	906,258	GBP	715,000	03/04/24	(110)
	USD	61,453	HKD	480,000	03/04/24	(6)
	USD	282,982	ILS	1,040,000	03/04/24	(2,459)
	USD	17,274,808	JPY	2,543,000,000	03/04/24	(98,032)
	USD	28,543	NOK	300,000	03/04/24	(5)
	USD	134,274	NZD	220,000	03/04/24	(209)
	USD	2,276,072	SEK	23,700,000	03/04/24	(4,506)
	USD	67,177	SGD	90,000	03/04/24	(18)
Brown Brothers Harriman & Co.	ZAR	319,237	USD	17,109	02/05/24	(65)
JPMorgan Securities, Inc.	AUD	3,220,000	USD	2,122,569	02/02/24	(9,952)
	DKK	6,590,000	USD	960,252	02/02/24	(4,745)
	EUR	8,750,000	USD	9,504,149	02/02/24	(47,240)
	GBP	3,395,000	USD	4,322,045	02/02/24	(19,495)
	HKD	4,940,000	USD	632,289	02/02/24	(366)
	NOK	2,100,000	USD	201,847	02/02/24	(2,165)
	SGD	500,000	USD	373,186	02/02/24	(435)
	USD	2,964,027	CHF	2,550,000	03/04/24	(2,070)
	USD	108,721	ILS	400,000	03/04/24	(1,064)
	USD	6,644,749	JPY	979,000,000	03/04/24	(43,419)
	USD	54,930	NZD	90,000	03/04/24	(85)
	USD	914,650	SEK	9,525,000	03/04/24	(1,912)

TOTAL						$(444,104)

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At January 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	189	03/15/24	$46,026,225	$1,811,839
S&P Toronto Stock Exchange 60 Index	147	03/14/24	27,789,446	751,997

TOTAL FUTURES CONTRACTS				$2,563,836

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – 36.7%
Brazil Real – 4.1%
Brazil Notas do Tesouro Nacional
BRL	45,648,000	10.000%	01/01/25	$ 9,208,180
	63,413,000	10.000	01/01/27	12,835,430
	71,957,000	10.000	01/01/29	14,388,787
	70,324,000	10.000	01/01/31	13,861,886

				50,294,283

Chilean Peso – 0.3%
Bonos de la Tesoreria de la Republica
CLP	73,466,080	2.000	03/01/35	75,170
Bonos de la Tesoreria de la Republica en pesos
	645,000,000	5.000	10/01/28	688,695
	895,000,000	6.000	04/01/33	1,000,474
	550,000,000	5.000	03/01/35	569,713
	665,000,000	4.500	03/01/26	706,110

				3,040,162

Colombia Peso – 0.8%
Colombia TES
COP	4,371,800,000	6.000	04/28/28	1,010,789
	15,747,700,000	7.750	09/18/30	3,779,988
	21,985,500,000	7.000	06/30/32	4,871,465
	3,849,900,000	6.250	07/09/36	744,601

				10,406,843

Czech Republic Koruna – 1.7%
Czech Republic Government Bonds
CZK	77,560,000	5.500	12/12/28	3,648,558
	30,540,000	5.000	09/30/30	1,430,421
	57,470,000	1.000	06/26/26	2,338,494
	78,580,000	2.000	10/13/33	2,917,110
	31,120,000	3.500	05/30/35	1,305,503
	67,260,000	1.250	02/14/25	2,833,162
	56,350,000	0.250	02/10/27	2,206,227
	22,060,000	2.500	08/25/28	910,261
	34,670,000	0.950	05/15/30	1,281,480
	69,330,000	1.750	06/23/32	2,591,557

				21,462,773

Hungarian Forint – 0.9%
Hungary Government Bonds
HUF	512,420,000	5.500	06/24/25	1,435,572
	496,810,000	3.250	10/22/31	1,181,137
	905,760,000	2.500	10/24/24	2,476,134
	263,510,000	3.000	10/27/27	674,369
	265,560,000	2.750	12/22/26	683,527
	351,240,000	4.750	11/24/32	912,854
	1,794,850,000	2.250	04/20/33	3,791,938

				11,155,531

Indonesia Rupiah – 2.8%
Indonesia Treasury Bonds
IDR	21,243,000,000	8.375	09/15/26	1,412,162
	24,713,000,000	6.375	08/15/28	1,563,747
	61,005,000,000	6.875	04/15/29	3,924,870

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Indonesia Rupiah – (continued)
Indonesia Treasury Bonds – (continued)
IDR	46,028,000,000	7.000%	09/15/30	$ 2,983,945
	70,830,000,000	7.500	08/15/32	4,731,426
	123,205,000,000	6.625	02/15/34	7,793,559
	21,506,000,000	8.375	04/15/39	1,559,674
	30,431,000,000	9.000	03/15/29	2,135,763
	18,457,000,000	8.375	03/15/34	1,314,681
	76,236,000,000	6.375	04/15/32	4,779,664
	30,102,000,000	7.000	02/15/33	1,966,740
	11,642,000,000	7.500	06/15/35	783,142

				34,949,373

Malaysia Ringgit – 2.7%
Malaysia Government Bonds
MYR	24,954,000	3.882	03/14/25	5,312,142
	28,117,000	3.885	08/15/29	6,020,248
	9,583,000	3.582	07/15/32	1,993,426
	30,670,000	4.762	04/07/37	7,008,257
	11,680,000	4.893	06/08/38	2,717,341
	5,250,000	3.757	05/22/40	1,071,366
	5,165,000	4.065	06/15/50	1,058,727
	33,200,000	3.733	06/15/28	7,069,003
Malaysia Government Investment Issue
	6,994,000	3.465	10/15/30	1,451,262

				33,701,772

Mexican Peso – 2.8%
Mexico Bonos
MXN	91,132,900	5.750	03/05/26	4,887,840
	54,219,500	8.500	05/31/29	3,072,420
	111,594,300	7.750	05/29/31	5,997,428
	108,050,500	7.500	05/26/33	5,624,524
	117,205,300	7.750	11/23/34	6,137,250
	18,704,800	10.000	11/20/36	1,154,685
	83,385,600	8.500	11/18/38	4,537,421
	62,690,900	7.750	11/13/42	3,135,865

				34,547,433

Peru Nuevo Sol – 0.6%
Peru Government Bonds
PEN	4,150,000	6.150	08/12/32	1,070,243
	5,636,000	7.300	08/12/33	1,558,755
	8,912,000	5.400	08/12/34	2,125,952
Peru Government International Bonds
	8,176,000	6.900	08/12/37	2,168,937

				6,923,887

Polish Zloty – 2.9%
Republic of Poland Government Bonds
PLN	24,516,000	2.250	10/25/24	6,012,134
	29,161,000	6.000	10/25/33	7,712,009
	12,042,000	2.500	04/25/24	2,992,463
	9,888,000	3.250	07/25/25	2,411,332
	9,672,000	2.500	07/25/27	2,236,627
	25,949,000	1.250	10/25/30	5,123,634
	15,666,000	2.750	10/25/29	3,500,539

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Polish Zloty – (continued)
Republic of Poland Government Bonds – (continued)
PLN	17,110,000	1.750%		04/25/32	$ 3,322,438
	9,667,000	0.750		04/25/25	2,297,009

					35,608,185

Romania New Leu – 1.0%
Romania Government Bonds
RON	10,565,000	3.250		06/24/26	2,159,606
	13,455,000	4.150		01/26/28	2,721,890
	5,615,000	4.750		02/24/25	1,205,896
	29,970,000	6.700		02/25/32	6,663,378

					12,750,770

South African Rand – 3.0%
Republic of South Africa Government Bonds
ZAR	35,073,349	10.500		12/21/26	1,959,239
	2,444,483	7.000		02/28/31	109,595
	142,981,167	8.250		03/31/32	6,663,927
	205,495,235	8.875		02/28/35	9,248,235
	86,991,381	6.250		03/31/36	3,055,962
	114,956,539	8.500		01/31/37	4,790,277
	81,981,606	9.000		01/31/40	3,405,805
	209,498,000	8.750		01/31/44	8,263,981

					37,497,021

Thailand Baht – 2.1%
Thailand Government Bonds
THB	174,049,000	2.250		03/17/27	4,880,878
	183,554,000	1.600		12/17/29	4,923,350
	148,775,000	3.350		06/17/33	4,425,907
	91,813,000	2.000		12/17/31	2,478,220
	39,026,000	1.585		12/17/35	969,922
	120,623,000	3.300		06/17/38	3,547,715
	155,248,000	3.450		06/17/43	4,589,897

					25,815,889

Total Chinese Yuan Renminbi – 0.7%
China Government Bonds
CNY	57,500,000	3.270		11/19/30	8,453,110

Turkish Lira – 0.3%
Turkiye Government Bonds
TRY	70,000,000	12.600		10/01/25	1,584,083
	80,088,337	26.200		10/05/33	2,636,620

					4,220,703

United States Dollar – 10.0%
Abu Dhabi Government International Bonds
	$3,331,000	1.700		03/02/31	2,781,385
	1,180,000	1.625		06/02/28	1,053,150
	730,000	3.125		09/30/49	508,262
	254,000	3.000	(a)	09/15/51	172,720
Angola Government International Bonds
	349,000	8.750	(a)	04/14/32	298,395
	1,759,000	8.750		04/14/32	1,503,945
Argentina Republic Government International Bonds(b)(c)
	6,105,919	3.500		07/09/41	2,027,165

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Bahrain Government International Bonds
$566,000	7.750	%(a)	04/18/35	$ 582,980
1,921,000	5.450		09/16/32	1,731,301
1,046,000	4.250		01/25/28	971,472
Bolivia Government International Bonds
409,000	4.500		03/20/28	214,725
Brazil Government International Bonds
870,000	6.250		03/18/31	893,490
1,029,000	6.125		03/15/34	1,018,916
694,000	7.125		05/13/54	693,306
1,021,000	6.000		10/20/33	1,007,727
1,842,000	4.750	(b)	01/14/50	1,357,554
CBB International Sukuk Programme Co. WLL
591,000	3.875		05/18/29	534,855
Chile Government International Bonds(b)
3,932,724	4.950		01/05/36	3,846,204
China Government International Bonds
1,796,000	1.950		12/03/24	1,748,568
707,000	0.750		10/26/24	684,652
688,000	0.550		10/21/25	642,661
Colombia Government International Bonds(b)
2,287,000	8.000		04/20/33	2,424,935
397,000	7.500		02/02/34	405,138
1,316,000	8.750		11/14/53	1,431,150
Costa Rica Government International Bonds(b)
1,547,000	7.300	(a)	11/13/54	1,615,841
200,000	7.300		11/13/54	208,900
Dominican Republic International Bonds(b)
3,678,000	7.050		02/03/31	3,821,442
Ecuador Government International Bonds(c)
994,791	6.000		07/31/30	522,191
2,079,601	3.500		07/31/35	843,278
Egypt Government International Bonds
1,351,000	7.300		09/30/33	891,660
3,277,000	7.625		05/29/32	2,220,167
El Salvador Government International Bonds
305,000	8.250		04/10/32	259,708
986,000	9.500	(b)	07/15/52	827,846
Ethiopia International Bonds
200,000	6.625		12/11/24	136,000
Export-Import Bank of India
1,032,000	2.250		01/13/31	854,909
Gabon Government International Bonds(b)
435,000	7.000	(a)	11/24/31	354,525
200,000	7.000		11/24/31	163,000
Ghana Government International Bonds(d)
1,769,000	8.625		04/07/34	784,994
995,000	7.875		02/11/35	440,287
223,000	10.750		10/14/30	143,835
Guatemala Government Bonds(a)(b)
678,000	7.050		10/04/32	712,578
1,228,000	6.600		06/13/36	1,244,578
Hazine Mustesarligi Varlik Kiralama AS(a)
2,759,000	8.509		01/14/29	2,859,014

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Honduras Government International Bonds(b)
$259,000	5.625%		06/24/30	$ 225,816
Hungary Government International Bonds
200,000	6.125	(a)	05/22/28	205,700
2,007,000	6.125		05/22/28	2,064,199
1,155,000	5.500	(a)	03/26/36	1,133,199
1,710,000	3.125		09/21/51	1,090,125
Indonesia Government International Bonds
1,025,000	4.550	(b)	01/11/28	1,016,031
1,378,000	4.400	(b)	03/10/29	1,357,482
496,000	2.850		02/14/30	443,975
1,254,000	4.700	(b)	02/10/34	1,236,112
2,178,000	5.650	(b)	01/11/53	2,270,805
1,548,000	5.100	(b)	02/10/54	1,497,860
Israel Government International Bonds
388,000	4.500		01/17/33	361,810
493,000	4.500	(e)	04/03/20	369,750
Ivory Coast Government International Bonds
407,004	5.750	(b)(c)	12/31/32	391,481
1,190,000	8.250	(a)	01/30/37	1,191,190
Jordan Government International Bonds
811,000	7.500	(a)	01/13/29	793,766
665,000	7.500		01/13/29	650,869
Kazakhstan Government International Bonds
1,199,000	4.875		10/14/44	1,116,868
Lebanon Government International Bonds(d)
464,000	7.000		03/20/28	26,448
1,247,000	6.600		11/27/26	71,079
1,259,000	6.650		11/03/28	71,763
3,668,000	6.100		10/04/22	209,076
Mexico Government International Bonds(b)
200,000	5.000		05/07/29	199,700
1,550,000	2.659		05/24/31	1,302,000
407,000	6.000		05/07/36	412,291
1,116,000	6.400		05/07/54	1,118,902
Mongolia Government International Bonds(a)
471,000	7.875		06/05/29	483,416
Morocco Government International Bonds
808,000	5.950	(a)	03/08/28	824,160
200,000	5.950		03/08/28	204,000
238,000	4.000		12/15/50	162,185
Mozambique International Bonds(c)
269,000	9.000		09/15/31	232,349
Nigeria Government International Bonds
1,121,000	8.375		03/24/29	1,049,536
2,521,000	7.375		09/28/33	2,073,522
Oman Government International Bonds
3,158,000	6.750		10/28/27	3,308,005
601,000	7.000		01/25/51	618,970
Pakistan Government International Bonds
200,000	8.250		09/30/25	173,022
1,554,000	7.375		04/08/31	1,002,501
Panama Government International Bonds(b)
4,109,000	6.400		02/14/35	3,866,569

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Paraguay Government International Bonds(b)
$1,146,000	5.850	%(a)	08/21/33	$ 1,142,562
200,000	5.850		08/21/33	199,400
Peru Government International Bonds(b)
3,009,000	2.783		01/23/31	2,598,271
172,000	3.230	(f)	07/28/21	101,050
Philippines Government International Bonds
317,000	5.170		10/13/27	321,790
2,843,000	1.950		01/06/32	2,308,161
2,042,000	5.000		07/17/33	2,065,197
Qatar Government International Bonds
2,975,000	4.500		04/23/28	2,986,528
1,756,000	4.817		03/14/49	1,635,275
Republic of Azerbaijan International Bonds
33,000	5.125		09/01/29	32,004
835,000	5.125		09/01/29	809,808
Republic of Kenya Government International Bonds
1,219,000	7.000		05/22/27	1,118,432
Republic of Poland Government International Bonds(b)
935,000	5.500		11/16/27	964,901
675,000	4.875		10/04/33	671,456
864,000	5.500		04/04/53	873,374
Republic of South Africa Government International Bonds
911,000	5.875		04/20/32	835,751
2,365,000	5.750		09/30/49	1,752,583
Republic of Uzbekistan International Bonds
200,000	7.850	(a)	10/12/28	207,300
213,000	7.850		10/12/28	220,775
Romania Government International Bonds
138,000	7.125		01/17/33	148,709
918,000	7.125	(a)	01/17/33	989,237
186,000	7.625	(a)	01/17/53	207,390
1,088,000	7.625		01/17/53	1,213,120
Rwanda International Government Bonds
200,000	5.500		08/09/31	159,313
Saudi Government International Bonds(a)
5,076,000	4.750		01/16/30	5,048,970
885,000	5.750		01/16/54	866,614
Senegal Government International Bonds
437,000	6.750		03/13/48	325,565
Serbia International Bonds
200,000	6.500		09/26/33	204,295
Sri Lanka Government International Bonds (d)
339,000	5.750		04/18/23	177,165
2,475,000	6.750		04/18/28	1,262,745
State Agency of Roads of Ukraine(g)(d)
295,000	6.250		06/24/30	73,160
Trinidad & Tobago Government International Bonds(a)(b)
686,000	5.950		01/14/31	695,261
Tunisian Republic
200,000	5.750		01/30/25	170,000
Turkiye Government International Bonds
240,000	4.250		03/13/25	234,240
2,648,000	9.125		07/13/30	2,820,120
274,000	7.375		02/05/25	277,288

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Ukraine Government International Bonds
	$794,000	9.750%	11/01/30	$ 209,616
	606,000	7.750	09/01/29	150,288
	1,715,000	6.876	05/21/31	373,012
	762,000	7.375	09/25/34	172,212
	594,000	7.253	03/15/35	134,393
	390,000	7.750	09/01/24	112,125
Uruguay Government International Bonds
	2,064,318	5.750 (b)	10/28/34	2,211,917
	274,916	5.100	06/18/50	267,466
	962,561	4.975	04/20/55	904,326
Uzbekneftegaz JSC(a)(b)
	222,000	4.750	11/16/28	185,703
Venezuela Government International Bonds(d)
	110,000	7.750	10/13/19	13,200
	85,000	6.000	12/09/20	9,605
	175,000	8.250	10/13/24	24,500
	199,000	7.650	04/21/25	28,855
	205,000	11.750	10/21/26	36,593
	165,000	9.250	09/15/27	29,453
	145,000	9.250	05/07/28	23,418
	205,000	11.950	08/05/31	36,593
	152,000	9.375	01/13/34	26,296
	190,000	7.000	03/31/38	28,975
	140,000	12.750	08/23/22	19,950
	203,000	9.000	05/07/23	28,420
Zambia Government International Bonds(d)
	884,000	5.375	09/20/22	499,221

				123,509,888

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $449,667,246)				$ 454,337,623

Corporate Obligations – 31.7%
Advertising(a)(b) – 0.2%
CMG Media Corp.
	$2,426,000	8.875%	12/15/27	$ 1,890,412
Summer BC Holdco A SARL
EUR	282,930	9.250	10/31/27	295,826
Summer BC Holdco B SARL
	442,000	5.750	10/31/26	466,669

				2,652,907

Aerospace & Defense(a)(b) – 0.3%
Bombardier, Inc.
	$488,000	7.875	04/15/27	488,127
	1,142,000	7.500	02/01/29	1,164,440
TransDigm, Inc.
	1,675,000	7.125	12/01/31	1,746,104

				3,398,671

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Airlines(a)(b) – 0.4%
American Airlines, Inc.
	$504,000	7.250%		02/15/28	$ 511,938
Avianca Midco 2 PLC
	1,143,873	9.000		12/01/28	1,026,512
Azul Secured Finance LLP
	284,000	11.930		08/28/28	287,728
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
	498,785	5.750		01/20/26	468,678
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
	753,000	8.000		09/20/25	492,116
	186,000	8.000		09/20/25	121,802
United Airlines, Inc.
	345,000	4.375		04/15/26	333,108
	990,000	4.625		04/15/29	917,017
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
	423,000	9.500		06/01/28	358,361
	1,048,000	6.375		02/01/30	758,186

					5,275,446

Apparel(a)(b) – 0.3%
CT Investment GmbH
EUR	1,145,000	5.500		04/15/26	1,222,268
Hanesbrands, Inc.
	$873,000	9.000		02/15/31	880,071
Wolverine World Wide, Inc.
	1,339,000	4.000		08/15/29	1,079,020

					3,181,359

Automotive(b) – 0.6%
Adient Global Holdings Ltd.(a)
	480,000	8.250		04/15/31	507,029
Benteler International AG
EUR	333,000	9.375		05/15/28	385,064
	$420,000	10.500	(a)	05/15/28	449,698
Clarios Global LP/Clarios U.S. Finance Co.(a)
	569,000	8.500		05/15/27	567,839
Dana Financing Luxembourg SARL
EUR	600,000	3.000	(a)	07/15/29	573,035
	430,000	8.500		07/15/31	507,375
Dealer Tire LLC/DT Issuer LLC(a)
	$755,000	8.000		02/01/28	747,820
Ford Motor Credit Co. LLC
	145,000	3.815		11/02/27	135,991
	425,000	6.800		05/12/28	441,197
IHO Verwaltungs GmbH(a)(h)
EUR	725,000	3.875		05/15/27	759,368
	755,000	8.750		05/15/28	883,006
Jaguar Land Rover Automotive PLC(a)
	685,000	4.500		07/15/28	728,798
LKQ European Holdings BV(a)
	300,000	4.125		04/01/28	323,847

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive(b) – (continued)
Tenneco, Inc.(a)
	$800,000	8.000%		11/17/28	$ 699,064

					7,709,131

Banks – 2.2%
Banca Monte dei Paschi di Siena SpA(b)(i) (EIISDB05 + 5.005%)
EUR	1,580,000	7.708		01/18/28	1,759,807
Banco Bilbao Vizcaya Argentaria SA(b)(i)
(-1X 5 yr. EUR Swap + 6.456%)
	400,000	6.000		01/15/26	427,957
(5 yr. CMT + 5.192%)
	$600,000	6.500		03/05/25	588,780
Banco de Sabadell SA(b)(i) (5 yr. EUR Swap + 6.830%)
EUR	800,000	9.375		07/18/28	923,886
Bank of Ireland Group PLC(b)(i) (-1X 5 yr. EUR Swap + 6.434%)
	406,000	6.000		09/01/25	431,086
Barclays PLC(b)(i)
(5 yr. GBP Swap + 5.639%)
GBP	1,278,000	9.250		09/15/28	1,617,585
(5 yr. U.K. Government Bond + 6.579%)
	370,000	7.125		06/15/25	456,006
BBVA Bancomer SA(a)(b)(i) (5 yr. CMT + 4.214%)
	$900,000	8.125		01/08/39	911,700
CaixaBank SA(b)(i) (-1X 5 yr. EUR Swap + 3.857%)
EUR	800,000	3.625		09/14/28	692,124
Comerica, Inc.(b)
	$600,000	4.000		02/01/29	552,714
Commerzbank AG(b)(i) (-1X 5 yr. EUR Swap + 6.363%)
EUR	600,000	6.125		10/09/25	628,968
Deutsche Bank AG(b)(i) (5 yr. EURIBOR ICE Swap + 6.940%)
	800,000	10.000		12/01/27	932,662
Freedom Mortgage Corp.(a)(b)
	$479,000	6.625		01/15/27	459,945
	1,208,000	12.000		10/01/28	1,325,309
Ibercaja Banco SA(b)(i) (-1X 5 yr. EUR Swap + 2.882%)
EUR	600,000	2.750		07/23/30	622,107
International Finance Corp.
INR	450,000,000	6.300		11/25/24	5,391,682
Intesa Sanpaolo SpA(b)(i)
(1 yr. CMT + 2.750%)
	$1,700,000	4.950	(a)	06/01/42	1,231,888
(-1X 5 yr. EUR Swap + 5.848%)
EUR	621,000	5.500		03/01/28	627,217
(-1X 5 yr. EUR Swap + 6.086%)
	770,000	5.875		09/01/31	762,406
KeyCorp(b)(i) (Secured Overnight Financing Rate + 1.250%)
	$500,000	3.878		05/23/25	495,620
Lloyds Banking Group PLC(b)(i)
(5 yr. U.K. Government Bond + 5.143%)
GBP	550,000	8.500		03/27/28	699,852
(5 yr. U.K. Government Bond + 5.883%)
	700,000	8.500		09/27/27	893,036
Novo Banco SA
EUR	240,000	3.500		01/23/43	198,546

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Popular, Inc.(b)
	$880,000	7.250%		03/13/28	$ 911,487
Societe Generale SA(b)(i)
(5 yr. CMT + 5.385%)
	402,000	9.375		11/22/27	416,677
(5 yr. EUR Swap + 5.228%)
EUR	600,000	7.875		01/18/29	666,712
UniCredit SpA(b)(i)
(-1X 5 yr. EUR Swap + 4.606%)
	721,000	4.450		12/03/27	693,475
(5 yr. EURIBOR ICE Swap + 7.334%)
	690,000	7.500		06/03/26	763,393
(5 yr. USD ICE Swap + 3.703%)
	$1,775,000	5.861	(a)	06/19/32	1,734,601

					27,817,228

Biotechnology(b) – 0.1%
Cidron Aida Finco SARL
EUR	819,000	5.000		04/01/28	854,115

Building Materials(b) – 0.5%
AmeriTex HoldCo Intermediate LLC(a)
	$801,000	10.250		10/15/28	822,555
Builders FirstSource, Inc.(a)
	580,000	4.250		02/01/32	519,355
Camelot Return Merger Sub, Inc.(a)
	655,000	8.750		08/01/28	672,672
CP Atlas Buyer, Inc.(a)
	858,000	7.000		12/01/28	764,581
Emerald Debt Merger Sub LLC(a)
	808,000	6.625		12/15/30	816,007
Griffon Corp.
	684,000	5.750		03/01/28	670,505
MIWD Holdco II LLC/MIWD Finance Corp.(a)
	120,000	5.500		02/01/30	109,231
Smyrna Ready Mix Concrete LLC(a)
	906,000	6.000		11/01/28	885,597
	525,000	8.875		11/15/31	551,681
Summit Materials LLC/Summit Materials Finance Corp.(a)
	563,000	5.250		01/15/29	545,220
	415,000	7.250		01/15/31	431,289

					6,788,693

Chemicals – 1.1%
ASP Unifrax Holdings, Inc.(a)(b)
	650,000	5.250		09/30/28	421,895
Axalta Coating Systems LLC(a)(b)
	505,000	3.375		02/15/29	448,819
Cerdia Finanz GmbH(a)(b)(j)
	1,000,000	10.500		02/15/27	1,026,620
CF Industries, Inc.
	792,000	5.150		03/15/34	779,542
Chemours Co.(a)(b)
	522,000	5.750		11/15/28	493,337
	924,000	4.625		11/15/29	808,214

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Cornerstone Chemical Co.(k)
	$1,000,000	10.250	%(a)(b)	09/01/27	$ 600,000
	1,217,000	15.000		11/15/28	1,095,300
GPD Cos., Inc.(a)(b)
	391,000	10.125		04/01/26	365,010
Innophos Holdings, Inc.(a)(b)
	715,000	9.375		02/15/28	607,557
Iris Holdings, Inc.(a)(b)(h)
	615,000	8.750		02/15/26	523,716
NOVA Chemicals Corp.(a)(b)
	1,500,000	4.250		05/15/29	1,261,935
Rain Carbon, Inc.(a)(b)
	705,000	12.250		09/01/29	697,449
Rain CII Carbon LLC/CII Carbon Corp.(a)(b)
	14,000	7.250		04/01/25	13,638
Rayonier AM Products, Inc.(a)(b)
	1,168,000	7.625		01/15/26	1,023,600
SCIH Salt Holdings, Inc.(a)(b)
	210,000	4.875		05/01/28	194,897
	906,000	6.625		05/01/29	823,527
Tronox, Inc.(a)(b)
	2,164,000	4.625		03/15/29	1,911,007
Vibrantz Technologies, Inc.(a)(b)
	509,000	9.000		02/15/30	423,559
WR Grace Holdings LLC(a)(b)
	578,000	5.625		08/15/29	509,848

					14,029,470

Commercial Services(b) – 1.4%
ADT Security Corp.(a)
	527,000	4.125		08/01/29	486,242
Albion Financing 1 SARL/Aggreko Holdings, Inc.(a)
EUR	575,000	5.250		10/15/26	613,784
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)
	$1,500,000	6.625		07/15/26	1,479,315
APX Group, Inc.(a)
	540,000	5.750		07/15/29	512,800
BCP V Modular Services Finance II PLC(a)
EUR	315,000	4.750		11/30/28	315,740
BCP V Modular Services Finance PLC(a)
	280,000	6.750		11/30/29	252,640
Boels Topholding BV(a)
	475,000	6.250		02/15/29	536,433
Cerved Group SpA(a)
	691,000	6.000		02/15/29	679,040
CoreLogic, Inc.(a)
	$1,250,000	4.500		05/01/28	1,108,050
CPI CG, Inc.(a)
	653,000	8.625		03/15/26	642,676
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC(a)
	1,885,000	7.125		07/31/26	1,853,780
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV
GBP	396,000	8.500		01/15/31	539,018

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(b) – (continued)
Korn Ferry(a)
	$915,000	4.625%		12/15/27	$ 874,777
Loxam SAS(a)
EUR	376,000	6.375		05/31/29	417,518
Neptune Bidco U.S., Inc.(a)
	$711,000	9.290		04/15/29	678,841
Sabre GLBL, Inc.(a)
	1,095,000	11.250		12/15/27	1,095,723
StoneMor, Inc.(a)
	975,000	8.500		05/15/29	748,780
United Rentals North America, Inc.
	535,000	5.250		01/15/30	525,611
	595,000	4.000		07/15/30	544,258
Verisure Holding AB
EUR	100,000	3.250	(a)	02/15/27	104,168
	370,000	9.250		10/15/27	429,349
	461,000	7.125	(a)	02/01/28	522,973
Wand NewCo 3, Inc.(a)
	$2,592,550	7.625		01/30/32	2,678,000
WW International, Inc.(a)
	530,000	4.500		04/15/29	256,488

					17,896,004

Computers – 0.3%
Ahead DB Holdings LLC(a)(b)
	823,000	6.625		05/01/28	730,824
CA Magnum Holdings(a)(b)
	1,400,000	5.375		10/31/26	1,307,250
Entorian Technologies, Inc.(d)(k)
	835,000	8.750		10/15/26	5,481
McAfee Corp.(a)(b)
	906,000	7.375		02/15/30	820,809
Seagate HDD Cayman(b)
	502,000	3.375		07/15/31	391,560

					3,255,924

Distribution & Wholesale(a)(b) – 0.0%
H&E Equipment Services, Inc.
	643,000	3.875		12/15/28	583,805

Diversified Financial Services – 1.4%
Ally Financial, Inc.(b)
	670,000	4.750		06/09/27	652,051
Armor Holdco, Inc.(a)(b)
	455,000	8.500		11/15/29	426,622
Bach Bidco SpA(a)(b)(i) (3 mo. EUR EURIBOR + 4.250%)
EUR	575,000	8.192		10/15/28	620,626
Coinbase Global, Inc.(a)(b)
	$600,000	3.375		10/01/28	491,520
Finance of America Funding LLC(a)(b)
	1,810,000	7.875		11/15/25	1,434,660
Freedom Mortgage Holdings LLC(a)(b)
	364,000	9.250		02/01/29	368,608

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Global Aircraft Leasing Co. Ltd.(a)(b)(h) (PIK 7.250%, Cash 6.500%)
	$1,140,656	6.500%		09/15/24	$ 1,099,307
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(a)(b)
	574,000	5.000		08/15/28	517,633
Kane Bidco Ltd.(b)
GBP	213,000	6.500		02/15/27	258,266
LD Holdings Group LLC(a)(b)
	$275,000	6.500		11/01/25	258,750
	520,000	6.125		04/01/28	423,660
Midcap Financial Issuer Trust(a)(b)
	1,248,000	6.500		05/01/28	1,137,502
	775,000	5.625		01/15/30	665,477
Nationstar Mortgage Holdings, Inc.(a)(b)
	1,045,000	5.500		08/15/28	994,809
NFP Corp.(a)(b)
	902,000	6.875		08/15/28	907,466
	500,000	7.500		10/01/30	527,405
	1,000,000	8.500		10/01/31	1,100,350
OneMain Finance Corp.
	125,000	7.125		03/15/26	126,671
	377,000	3.500	(b)	01/15/27	346,139
	775,000	3.875	(b)	09/15/28	679,660
	91,000	9.000	(b)	01/15/29	95,830
	1,565,000	5.375	(b)	11/15/29	1,448,063
PennyMac Financial Services, Inc.(a)(b)
	555,000	4.250		02/15/29	503,374
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(a)(b)
	437,000	3.625		03/01/29	389,476
United Wholesale Mortgage LLC(a)(b)
	345,000	5.500		11/15/25	340,501
	607,000	5.750		06/15/27	595,752
	80,000	5.500		04/15/29	75,607
Voyager Aviation Holdings LLC(a)(b)(d)
	1,020,000	8.500		05/09/26	285,600

					16,771,385

Electrical – 0.9%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy(a)
	692,000	7.875		02/15/39	714,808
Calpine Corp.(a)(b)
	443,000	4.500		02/15/28	421,417
	755,000	4.625		02/01/29	697,507
Electricite de France SA(b)(i)
(-1X 5 yr. EUR Swap + 3.198%)
EUR	800,000	3.000		09/03/27	797,557
(-1X 5 yr. EUR Swap + 3.970%)
	1,600,000	3.375		06/15/30	1,536,756
Eskom Holdings SOC Ltd.(g)
	$867,000	4.314		07/23/27	807,567
Mercury Chile Holdco LLC(b)
	1,687,000	6.500		01/24/27	1,568,910
NPC Ukrenergo(g)(d)
	263,000	6.875		11/09/28	73,245

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
NRG Energy, Inc.(a)(b)
	$665,000	3.625%		02/15/31	$ 569,606
(5 yr. CMT + 5.920%)
	639,000	10.250	(i)	03/15/28	672,841
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(a)(b)
	733,000	4.500		08/15/28	682,995
Talen Energy Supply LLC(a)(b)
	688,000	8.625		06/01/30	730,195
Vistra Operations Co. LLC(a)(b)
	700,000	5.000		07/31/27	678,006
	400,000	4.375		05/01/29	369,416
	29,000	4.300		07/15/29	27,399
	1,217,000	7.750		10/15/31	1,264,560

					11,612,785

Electrical Components & Equipment(a)(b) – 0.1%
Belden, Inc.
EUR	751,000	3.375		07/15/31	733,221

Electronics(a)(b) – 0.0%
Coherent Corp.
	$556,000	5.000		12/15/29	520,466

Energy-Alternate Sources(a)(b) – 0.2%
Cullinan Holdco SCSp
EUR	500,000	4.625		10/15/26	462,718
Enviva Partners LP/Enviva Partners Finance Corp.
	$994,000	6.500		01/15/26	361,826
FS Luxembourg SARL
	580,000	8.875		02/12/31	572,402
TerraForm Power Operating LLC
	952,000	5.000		01/31/28	917,461

					2,314,407

Engineering & Construction(b) – 0.2%
Abertis Infraestructuras Finance BV(i) (-1X 5 yr. EUR Swap + 3.269%)
EUR	400,000	2.625		01/26/27	400,853
Global Infrastructure Solutions, Inc.(a)
	$989,000	5.625		06/01/29	902,730
Tutor Perini Corp.(a)
	1,383,000	6.875		05/01/25	1,365,173

					2,668,756

Entertainment(b) – 1.4%
888 Acquisitions Ltd.(a)
EUR	753,000	7.558		07/15/27	780,631
Allwyn Entertainment Financing U.K. PLC(a)
	750,000	7.250		04/30/30	848,012
Allwyn International AS(a)
	350,000	3.875		02/15/27	365,479
Banijay Entertainment SASU(a)
	475,000	7.000		05/01/29	540,298
Banijay Group SAS
	615,000	6.500		03/01/26	670,865

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(b) – (continued)
Caesars Entertainment, Inc.(a)
	$1,675,000	8.125%	07/01/27	$ 1,718,935
	839,000	4.625	10/15/29	766,166
	540,000	7.000	02/15/30	556,211
Churchill Downs, Inc.(a)
	487,000	6.750	05/01/31	493,648
Cirsa Finance International SARL(a)
EUR	600,000	4.750	05/22/25	648,491
	1,040,000	4.500	03/15/27	1,088,997
	280,000	6.500	01/30/29	301,840
Empire Resorts, Inc.(a)
	$1,730,000	7.750	11/01/26	1,601,755
International Game Technology PLC(a)
EUR	1,450,000	2.375	04/15/28	1,465,018
Jacobs Entertainment, Inc.(a)
	$670,000	6.750	02/15/29	635,676
	150,000	6.750	02/15/29	137,246
LHMC Finco 2 SARL(a)(h)
EUR	260,000	7.250	10/02/25	280,521
Live Nation Entertainment, Inc.(a)
	$300,000	6.500	05/15/27	303,273
	790,000	4.750	10/15/27	756,306
Loarre Investments SARL(a)
EUR	600,000	6.500	05/15/29	644,601
Merlin Entertainments Ltd.(a)
	$250,000	5.750	06/15/26	248,232
Raptor Acquisition Corp./Raptor Co.-Issuer LLC(a)
	640,000	4.875	11/01/26	615,866
WMG Acquisition Corp.(a)
EUR	769,000	2.250	08/15/31	715,865
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(a)
	$641,000	7.125	02/15/31	661,185

				16,845,117

Environmental(a)(b) – 0.1%
Ambipar Lux SARL
	450,000	9.875	02/06/31	447,300
Clean Harbors, Inc.
	398,000	4.875	07/15/27	385,889

				833,189

Food & Drug Retailing – 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b)
	335,000	4.875	02/15/30	320,699
Iceland Bondco PLC(a)(b)
GBP	596,000	4.625	03/15/25	748,377
Lamb Weston Holdings, Inc.(a)(b)
	$925,000	4.125	01/31/30	844,285
MARB BondCo PLC(b)
	1,028,000	3.950	01/29/31	816,232
Minerva Luxembourg SA(a)(b)
	864,000	8.875	09/13/33	904,608
New Albertsons LP
	800,000	8.700	05/01/30	864,248

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
New Albertsons LP – (continued)
	$175,000	8.000%	05/01/31	$ 186,074
Nomad Foods Bondco PLC(a)(b)
EUR	407,000	2.500	06/24/28	405,471
Post Holdings, Inc.(a)(b)
	$565,000	5.625	01/15/28	555,734

				5,645,728

Forest Products & Paper(a)(b) – 0.2%
Domtar Corp.
	2,579,000	6.750	10/01/28	2,367,548
WEPA Hygieneprodukte GmbH
EUR	166,000	5.625	01/15/31	180,358

				2,547,906

Gaming(b) – 0.1%
MGM Resorts International
	$669,000	4.750	10/15/28	631,583
Wynn Macau Ltd.(a)
	730,000	5.125	12/15/29	646,962

				1,278,545

Hand/Machine Tools(a)(b) – 0.0%
IMA Industria Macchine Automatiche SpA
EUR	360,000	3.750	01/15/28	373,786

Health Care Services(a)(b) – 0.2%
Cerba Healthcare SACA
	700,000	3.500	05/31/28	661,475
Charles River Laboratories International, Inc.
	$435,000	4.250	05/01/28	410,988
CHS/Community Health Systems, Inc.
	799,000	5.625	03/15/27	739,842
Kedrion SpA
	1,250,000	6.500	09/01/29	1,119,275

				2,931,580

Healthcare Providers & Services(b) – 1.5%
Air Methods Corp.(a)(d)
	245,000	8.000	05/15/25	1,225
Akumin, Inc.(a)(d)
	2,465,000	7.000	11/01/25	2,021,053
	15,000	7.500	08/01/28	11,563
Avantor Funding, Inc.(a)
EUR	504,000	2.625	11/01/25	532,167
	195,000	3.875	07/15/28	205,205
CAB SELAS(a)
	835,000	3.375	02/01/28	819,618
Global Medical Response, Inc.(a)
	$3,545,000	6.500	10/01/25	3,039,767
HCA, Inc.
	611,000	3.500	09/01/30	554,134
Legacy LifePoint Health LLC(a)
	66,000	4.375	02/15/27	61,896
LifePoint Health, Inc.(a)
	246,000	5.375	01/15/29	194,463
	1,089,000	9.875	08/15/30	1,125,547

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(b) – (continued)
Medline Borrower LP(a)
	$1,561,000	3.875%		04/01/29	$ 1,413,517
Molina Healthcare, Inc.(a)
	893,000	4.375		06/15/28	837,402
	650,000	3.875		11/15/30	571,019
Radiology Partners, Inc.(a)
	645,000	9.250		02/01/28	420,746
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
	327,000	9.750		12/01/26	326,859
RP Escrow Issuer LLC(a)
	3,105,000	5.250		12/15/25	2,793,413
Team Health Holdings, Inc.(a)
	956,000	6.375		02/01/25	805,803
Tenet Healthcare Corp.
	685,000	6.125		10/01/28	681,013
	1,665,000	6.750	(a)	05/15/31	1,703,994

					18,120,404

Home Builders(a)(b) – 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
	350,000	6.625		01/15/28	346,556
	321,000	4.625		08/01/29	292,133
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
	800,000	4.875		02/15/30	714,072
Mattamy Group Corp.
	625,000	4.625		03/01/30	569,281

					1,922,042

Insurance – 0.5%
Acrisure LLC/Acrisure Finance, Inc.(a)(b)
	525,000	10.125		08/01/26	547,376
	700,000	8.250		02/01/29	702,170
AssuredPartners, Inc.(a)(b)
	3,250,000	7.000		08/15/25	3,250,682
Genworth Holdings, Inc.
	440,000	6.500		06/15/34	403,700
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc.(a)(b)(h)
	1,191,875	7.625		10/15/25	1,206,547
Sagicor Financial Co. Ltd.(b)
	235,000	5.300		05/13/28	223,250

					6,333,725

Internet(a)(b) – 0.4%
ANGI Group LLC
	979,000	3.875		08/15/28	841,098
Cablevision Lightpath LLC
	550,000	5.625		09/15/28	464,821
Engineering - Ingegneria Informatica - SpA
EUR	650,000	5.875		09/30/26	678,017
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
	$346,000	5.250		12/01/27	339,592
	207,000	3.500		03/01/29	187,308

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(a)(b) – (continued)
GrubHub Holdings, Inc.
	$1,215,000	5.500%		07/01/27	$ 1,060,598
HSE Finance SARL
EUR	150,000	5.625		10/15/26	98,664
Netflix, Inc.
	323,000	3.625		06/15/30	352,878
United Group BV
	870,000	5.250		02/01/30	872,326

					4,895,302

Investment Companies – 0.5%
Blackstone Private Credit Fund(b)
	$1,000,000	2.625		12/15/26	908,090
Blue Owl Capital Corp.(b)
	962,000	3.400		07/15/26	899,691
Gaci First Investment Co.(b)
	1,257,000	4.875		02/14/35	1,191,007
	479,000	5.125		02/14/53	407,270
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(b)
	775,000	5.250		05/15/27	696,671
Khazanah Capital Ltd.
	719,000	4.876		06/01/33	714,995
Khazanah Global Sukuk Bhd.
	415,000	4.687		06/01/28	414,888
MDGH GMTN RSC Ltd.(b)
	433,000	5.500		04/28/33	447,614
	925,000	5.875	(a)	05/01/34	986,281

					6,666,507

Iron/Steel – 0.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(a)(b)
	1,460,000	8.750		07/15/26	1,337,462
CSN Resources SA(b)
	758,000	5.875		04/08/32	646,195
Mineral Resources Ltd.(a)(b)
	1,115,000	8.125		05/01/27	1,125,403
	442,000	8.000		11/01/27	450,743
	447,000	9.250		10/01/28	471,625
	504,000	8.500		05/01/30	520,924
Tacora Resources, Inc.(a)
	45,300	13.000	(k)	11/03/23	45,300
	405,000	8.250	(b)(d)	05/15/26	221,110

					4,818,762

Leisure Time(a)(b) – 0.3%
Carnival Corp.
	623,000	9.875		08/01/27	653,870
	350,000	4.000		08/01/28	324,089
	600,000	10.500		06/01/30	657,294
Carnival Holdings Bermuda Ltd.
	600,000	10.375		05/01/28	656,958
Deuce Finco PLC
GBP	150,000	5.500		06/15/27	179,077
NCL Corp. Ltd., Class C
	$570,000	5.875		03/15/26	556,223

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(a)(b) – (continued)
NCL Corp. Ltd., Class C – (continued)
	$200,000	8.125%		01/15/29	$ 209,790
Viking Cruises Ltd.
	449,000	9.125		07/15/31	480,448

					3,717,749

Lodging(a)(b) –0.2%
Hilton Domestic Operating Co., Inc.
	530,000	3.750		05/01/29	486,662
	765,000	4.000		05/01/31	686,633
Melco Resorts Finance Ltd.
	650,000	5.375		12/04/29	576,063
NH Hotel Group SA
EUR	400,000	4.000		07/02/26	427,832
Studio City Finance Ltd.
	$500,000	5.000		01/15/29	425,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
	400,000	5.250		05/15/27	391,084

					2,993,274

Machinery - Construction & Mining(a)(b) – 0.1%
BWX Technologies, Inc.
	645,000	4.125		06/30/28	605,133

Machinery-Diversified(a)(b) – 0.3%
Chart Industries, Inc.
	717,000	7.500		01/01/30	737,850
	1,074,000	9.500		01/01/31	1,147,161
Novafives SAS
EUR	300,000	5.000		06/15/25	319,347
(3 mo. EUR EURIBOR + 4.500%)
	345,000	8.425	(i)	06/15/25	368,379
OT Merger Corp.
	$614,000	7.875		10/15/29	374,534
SPX FLOW, Inc.
	381,000	8.750		04/01/30	375,220

					3,322,491

Media – 3.1%
Altice Financing SA(a)(b)
	484,000	5.000		01/15/28	433,988
	2,170,000	5.750		08/15/29	1,893,043
Altice Finco SA(a)(b)
EUR	442,000	4.750		01/15/28	402,833
Audacy Capital Corp.(a)(b)
	$745,000	6.500	(d)	05/01/27	31,081
	925,000	6.750		03/31/29	36,232
Beasley Mezzanine Holdings LLC(a)(b)
	1,610,000	8.625		02/01/26	1,043,409
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
	1,344,000	6.375		09/01/29	1,308,048
	1,855,000	4.500		08/15/30	1,610,455
	650,000	4.250		02/01/31	547,762
	967,000	7.375		03/01/31	976,883
	820,000	4.250		01/15/34	653,097
CSC Holdings LLC(a)(b)
	721,000	5.500		04/15/27	647,364

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
CSC Holdings LLC(a)(b) – (continued)
	$855,000	6.500%		02/01/29	$ 728,887
	2,293,000	5.750		01/15/30	1,215,152
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)(d)
	1,620,000	5.375		08/15/26	112,396
	1,274,000	6.625		08/15/27	85,995
Directv Financing LLC(a)(b)
	400,000	8.875		02/01/30	408,056
DISH DBS Corp.
	593,000	5.875		11/15/24	551,585
	563,000	7.750		07/01/26	332,181
	2,260,000	5.250	(a)(b)	12/01/26	1,782,100
	992,000	5.750	(a)(b)	12/01/28	668,181
	790,000	5.125		06/01/29	292,727
DISH Network Corp.(a)(b)
	480,000	11.750		11/15/27	500,842
Gray Television, Inc.(a)(b)
	2,363,000	7.000		05/15/27	2,309,360
	1,395,000	4.750		10/15/30	1,091,866
	840,000	5.375		11/15/31	657,317
LCPR Senior Secured Financing DAC(a)(b)
	1,355,000	6.750		10/15/27	1,312,941
Liberty Interactive LLC(b)
	3,933,100	4.000		11/15/29	1,179,930
	340,589	3.750		02/15/30	103,880
McGraw-Hill Education, Inc.(a)(b)
	450,000	5.750		08/01/28	425,606
Nexstar Media, Inc.(a)(b)
	583,000	5.625		07/15/27	567,055
	449,000	4.750		11/01/28	411,208
Paramount Global(b)(i) (5 yr. CMT + 3.999%)
	1,347,000	6.375		03/30/62	1,202,251
Radiate Holdco LLC/Radiate Finance, Inc.(a)(b)
	1,775,000	4.500		09/15/26	1,374,933
Scripps Escrow II, Inc.(a)(b)
	952,000	3.875		01/15/29	826,536
Sinclair Television Group, Inc.(a)(b)
	805,000	5.500		03/01/30	619,930
	957,000	4.125		12/01/30	739,330
Sirius XM Radio, Inc.(a)(b)
	300,000	3.125		09/01/26	280,383
	858,000	5.000		08/01/27	824,100
Spanish Broadcasting System, Inc.(a)(b)
	1,225,000	9.750		03/01/26	645,673
Summer BidCo BV(a)(b)(h)
EUR	898,242	9.000		11/15/25	973,661
TEGNA, Inc.(b)
	$1,129,000	4.625		03/15/28	1,054,407
Tele Columbus AG(a)(b)
EUR	200,000	3.875		05/02/25	136,209
Telenet Finance Luxembourg Notes SARL(a)(b)
	$1,000,000	5.500		03/01/28	948,420
Univision Communications, Inc.(a)(b)
	468,000	6.625		06/01/27	463,142
	390,000	4.500		05/01/29	347,038
	528,000	7.375		06/30/30	517,604

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Urban One, Inc.(a)(b)
	$1,215,000	7.375%		02/01/28	$ 1,076,940
Virgin Media Secured Finance PLC(a)(b)
GBP	235,000	5.000		04/15/27	290,090
Virgin Media Vendor Financing Notes III DAC(a)(b)
	235,000	4.875		07/15/28	271,626
VTR Comunicaciones SpA(a)(b)
	$405,000	4.375		04/15/29	232,875
VTR Finance NV(a)(b)
	1,145,000	6.375		07/15/28	438,678
VZ Secured Financing BV(a)(b)
	250,000	5.000		01/15/32	218,333
Ziggo Bond Co. BV(a)(b)
	395,000	6.000		01/15/27	387,535

					38,191,154

Mining(b) – 0.8%
Arsenal AIC Parent LLC(a)
	403,000	8.000		10/01/30	421,582
Compass Minerals International, Inc.(a)
	850,000	6.750		12/01/27	838,321
Corp. Nacional del Cobre de Chile
	1,045,000	5.950		01/08/34	1,042,597
	1,232,000	6.440	(a)	01/26/36	1,275,120
First Quantum Minerals Ltd.(a)
	501,000	7.500		04/01/25	486,656
	700,000	6.875		03/01/26	658,616
	1,227,000	8.625		06/01/31	1,126,540
Freeport-McMoRan, Inc.
	320,000	4.625		08/01/30	309,235
	795,000	5.400		11/14/34	794,841
Mountain Province Diamonds, Inc.(a)(k)
	2,861,000	9.000		12/15/25	2,789,475
Northwest Acquisitions ULC/Dominion Finco, Inc.(a)(d)
	1,260,000	7.125		11/01/22	126

					9,743,109

Miscellaneous Manufacturing(a)(b) – 0.0%
LSB Industries, Inc.
	610,000	6.250		10/15/28	580,610

Multi-National – 0.2%
Inter-American Development Bank
INR	174,000,000	7.350		10/06/30	2,139,303

Office & Business Equipment(a)(b) – 0.1%
Pitney Bowes, Inc.
	$420,000	6.875		03/15/27	379,180
	560,000	7.250		03/15/29	477,535

					856,715

Oil Field Services – 2.6%
Apache Corp.(b)
	634,000	5.100		09/01/40	544,872
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b)
	444,000	6.250		04/01/28	438,956

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)(b)
$230,000	7.000%		11/01/26	$ 230,136
500,000	8.250		12/31/28	510,970
Baytex Energy Corp.(a)(b)
756,000	8.500		04/30/30	784,448
Callon Petroleum Co.(a)(b)
125,000	8.000		08/01/28	129,648
139,000	7.500		06/15/30	146,428
Chesapeake Energy Corp.(l)
195,000	7.000		10/01/24	3,413
935,000	7.500		10/01/26	16,830
CITGO Petroleum Corp.(a)(b)
671,000	7.000		06/15/25	670,302
1,074,000	6.375		06/15/26	1,072,357
1,243,000	8.375		01/15/29	1,292,546
Civitas Resources, Inc.(a)(b)
773,000	8.375		07/01/28	812,848
460,000	8.625		11/01/30	491,602
578,000	8.750		07/01/31	616,223
Cosan Luxembourg SA(a)(b)
496,000	7.250		06/27/31	498,331
Ecopetrol SA(b)
616,000	8.875		01/13/33	649,788
1,461,000	8.375		01/19/36	1,475,902
EDO Sukuk Ltd.(a)
716,000	5.875		09/21/33	727,456
Energian Israel Finance Ltd.(b)
970,240	8.500		09/30/33	910,085
Greenfire Resources Ltd.(a)(b)
555,000	12.000		10/01/28	571,112
Guara Norte SARL(a)
428,395	5.198		06/15/34	390,107
Hilcorp Energy I LP/Hilcorp Finance Co.(a)(b)
600,000	5.750		02/01/29	582,606
Kosmos Energy Ltd.(a)(b)
742,000	7.750		05/01/27	702,117
Moss Creek Resources Holdings, Inc.(a)(b)
949,000	7.500		01/15/26	944,578
Nabors Industries, Inc.(a)(b)
430,000	9.125		01/31/30	438,320
Noble Finance II LLC(a)(b)
448,000	8.000		04/15/30	465,347
Permian Resources Operating LLC(a)(b)
497,000	9.875		07/15/31	551,839
Petroleos de Venezuela SA(d)
1,419,000	6.000		11/15/26	152,543
554,800	5.375		04/12/27	56,035
Petroleos del Peru SA
1,692,000	5.625		06/19/47	1,080,325
Petroleos Mexicanos
2,106,000	10.000	(b)	02/07/33	2,071,777
3,443,000	6.750		09/21/47	2,202,487
Petronas Capital Ltd.(b)
1,606,000	3.500		04/21/30	1,494,736
694,000	2.480		01/28/32	584,966

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Petronas Capital Ltd.(b) – (continued)
	$1,055,000	3.404%	04/28/61	$ 725,756
Rockcliff Energy II LLC(a)(b)
	967,000	5.500	10/15/29	900,306
Shelf Drilling Holdings Ltd.(a)(b)
	425,000	9.625	04/15/29	410,805
Strathcona Resources Ltd.(a)(b)
	720,000	6.875	08/01/26	713,952
Transocean Titan Financing Ltd.(a)(b)
	370,000	8.375	02/01/28	382,543
Transocean, Inc.(a)(b)
	583,000	7.250	11/01/25	578,324
	235,000	11.500	01/30/27	245,551
	1,312,900	8.750	02/15/30	1,372,598
Valaris Ltd.(a)(b)
	550,000	8.375	04/30/30	563,172
Wintershall Dea Finance 2 BV(b)(i) (-1X 5 yr. EUR Swap + 3.319%)
EUR	1,400,000	3.000	07/20/28	1,335,205
YPF SA(a)(b)
	$899,000	9.500	01/17/31	898,371

				32,438,619

Packaging(b) – 0.7%
ARD Finance SA(a)(h)
EUR	271,000	5.000	06/30/27	140,103
(PIK 7.250%, Cash 6.500%)
	$68,000	6.500	06/30/27	32,805
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)
EUR	400,000	2.000	09/01/28	374,415
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
	$610,000	5.250	04/30/25	596,452
	235,000	5.250	08/15/27	175,775
	200,000	5.250	08/15/27	150,038
Ball Corp.
EUR	675,000	1.500	03/15/27	680,233
	$649,000	2.875	08/15/30	554,843
Berry Global, Inc.(a)
EUR	475,000	1.500	01/15/27	477,399
Canpack SA/Canpack U.S. LLC(a)
	307,000	2.375	11/01/27	306,311
Fiber Bidco SpA(a)
	266,000	11.000	10/25/27	313,172
Guala Closures SpA(a)
	725,000	3.250	06/15/28	726,147
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(a)
	$1,306,000	6.000	09/15/28	1,231,924
Kleopatra Holdings 2 SCA(a)
EUR	300,000	6.500	09/01/26	211,194
LABL, Inc.(a)
	$229,000	10.500	07/15/27	218,984
OI European Group BV(a)
EUR	450,000	2.875	02/15/25	478,524

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(b) – (continued)
Sealed Air Corp./Sealed Air Corp. U.S.(a)
	$474,000	6.125%		02/01/28	$ 476,275
Trident TPI Holdings, Inc.(a)
	1,061,000	12.750		12/31/28	1,136,809

					8,281,403

Pharmaceuticals(b) – 0.5%
Almirall SA(a)
EUR	554,000	2.125		09/30/26	579,250
Bormioli Pharma Spa(a)(i) (3 mo. EUR EURIBOR + 5.500%)
	550,000	9.502		05/15/28	594,492
Cheplapharm Arzneimittel GmbH(a)
	650,000	4.375		01/15/28	679,626
	$1,341,000	5.500		01/15/28	1,269,887
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)(d)
	1,183,000	9.500		07/31/27	99,514
	946,000	6.000		06/30/28	76,730
Grifols SA(a)
EUR	700,000	2.250		11/15/27	689,934
Nidda BondCo GmbH(a)
	450,000	5.000		09/30/25	481,019
Nidda Healthcare Holding GmbH(a)
	300,000	7.500		08/21/26	336,332
Organon & Co./Organon Foreign Debt Co.-Issuer BV(a)
	$685,000	5.125		04/30/31	589,045
Par Pharmaceutical, Inc.(a)(d)
	344,000	7.500		04/01/27	227,037
Teva Pharmaceutical Finance Netherlands II BV
EUR	451,000	7.375		09/15/29	530,155
	400,000	4.375		05/09/30	406,931

					6,559,952

Pipelines – 1.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b)
	$420,000	5.375		06/15/29	403,826
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(b)
	477,000	5.500		06/15/31	445,136
	728,000	7.500		12/15/33	746,236
EnLink Midstream LLC(b)
	502,000	5.375		06/01/29	489,239
	1,240,000	6.500	(a)	09/01/30	1,269,909
EQM Midstream Partners LP(b)
	200,000	6.000	(a)	07/01/25	200,002
	635,000	7.500	(a)	06/01/30	681,063
	1,109,000	6.500		07/15/48	1,144,987
Global Partners LP/GLP Finance Corp.(b)
	446,000	7.000		08/01/27	448,676
Howard Midstream Energy Partners LLC(a)(b)
	385,000	6.750		01/15/27	385,928
ITT Holdings LLC(a)(b)
	2,586,000	6.500		08/01/29	2,262,155
New Fortress Energy, Inc.(a)(b)
	1,163,000	6.500		09/30/26	1,126,331

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(b)
	$479,000	8.125%		02/15/29	$ 481,582
QazaqGaz NC JSC
	729,000	4.375		09/26/27	692,805
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(b)
	636,000	5.750		04/15/25	620,170
	210,000	12.000	(a)	10/15/26	206,010
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
	914,000	6.000		03/01/27	898,937
	2,088,000	6.000		12/31/30	1,945,285
Venture Global Calcasieu Pass LLC(a)(b)
	590,000	4.125		08/15/31	522,298
	460,000	3.875		11/01/33	390,342
Venture Global LNG, Inc.(a)(b)
	386,000	8.125		06/01/28	390,520
	550,000	9.500		02/01/29	584,276
Western Midstream Operating LP(b)
	965,000	5.250		02/01/50	861,745

					17,197,458

Real Estate(b) – 0.2%
Heimstaden Bostad Treasury BV
EUR	994,000	1.625		10/13/31	733,442
Newmark Group, Inc.(a)
	$600,000	7.500		01/12/29	612,840
Samhallsbyggnadsbolaget i Norden AB
EUR	450,000	3.000		01/14/25	433,030
	500,000	2.375		09/04/26	416,323
WeWork Cos U.S. LLC(a)
	$1,335,000	11.000		08/15/27	255,706
	1,064,106	15.000		08/15/27	346,654

					2,797,995

Real Estate Investment Trust – 0.9%
Apollo Commercial Real Estate Finance, Inc.(a)(b)
	500,000	4.625		06/15/29	418,785
Brandywine Operating Partnership LP(b)
	767,000	7.800		03/15/28	782,225
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(a)(b)
	1,866,000	4.500		04/01/27	1,652,511
Diversified Healthcare Trust(b)
	300,000	4.750		02/15/28	235,404
	1,320,000	4.375		03/01/31	996,402
HAT Holdings I LLC/HAT Holdings II LLC(a)
	251,000	6.000	(b)	04/15/25	249,256
	506,000	3.375	(b)	06/15/26	470,448
	275,000	3.750		09/15/30	227,161
Iron Mountain U.K. PLC(a)(b)
GBP	400,000	3.875		11/15/25	491,713
Iron Mountain, Inc.(a)(b)
	$419,000	5.250		03/15/28	406,250
	635,000	4.875		09/15/29	593,636
	175,000	4.500		02/15/31	157,131

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)(b)
	$287,000	5.250%		10/01/25	$ 282,164
	717,000	4.250		02/01/27	664,171
	1,000,000	4.750		06/15/29	895,000
Piedmont Operating Partnership LP(b)
	574,000	9.250		07/20/28	611,172
Service Properties Trust(b)
	490,000	4.950		02/15/27	448,438
	380,000	5.500		12/15/27	356,524
	485,000	4.375		02/15/30	376,137
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)(b)
	510,000	10.500		02/15/28	518,639
VICI Properties LP/VICI Note Co., Inc.(a)(b)
	898,000	3.750		02/15/27	850,217

					11,683,384

Retailing – 1.5%
1011778 BC ULC/New Red Finance, Inc.(a)(b)
	750,000	3.875		01/15/28	706,515
Asbury Automotive Group, Inc.(b)
	782,000	4.500		03/01/28	735,979
	138,000	4.625	(a)	11/15/29	127,618
Bath & Body Works, Inc.
	256,000	9.375	(a)	07/01/25	269,051
	145,000	5.250		02/01/28	141,955
	395,000	6.875		11/01/35	394,976
	940,000	6.750		07/01/36	927,009
BCPE Ulysses Intermediate, Inc.(a)(b)(h)
	721,667	7.750		04/01/27	687,092
Constellation Automotive Financing PLC(a)(b)
GBP	525,000	4.875		07/15/27	559,565
Doman Building Materials Group Ltd.(a)(b)
CAD	1,590,000	5.250		05/15/26	1,129,421
Ferrellgas LP/Ferrellgas Finance Corp.(a)(b)
	$1,073,000	5.375		04/01/26	1,057,527
	435,000	5.875		04/01/29	426,261
Global Auto Holdings Ltd./AAG FH U.K. Ltd.(a)(b)
	612,000	8.375		01/15/29	576,669
	612,000	8.750		01/15/32	573,260
LBM Acquisition LLC(a)(b)
	1,873,000	6.250		01/15/29	1,701,677
LCM Investments Holdings II LLC(a)(b)
	804,000	4.875		05/01/29	726,848
Macy’s Retail Holdings LLC(a)(b)
	585,000	6.125		03/15/32	552,995
Neiman Marcus Group Ltd. LLC(k)(l)
	605,000	8.000		10/15/21	63,434
QVC, Inc.(b)
	1,485,000	4.750		02/15/27	1,238,817
Rite Aid Corp.(a)(b)(d)
	445,000	7.500		07/01/25	334,195
Shiba Bidco SpA(a)(b)
EUR	343,000	4.500		10/31/28	350,567

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Specialty Building Products Holdings LLC/SBP Finance Corp.(a)(b)
	$1,721,000	6.375%	09/30/26	$ 1,688,525
SRS Distribution, Inc.(a)(b)
	498,000	6.125	07/01/29	471,163
	484,000	6.000	12/01/29	453,024
Victoria’s Secret & Co.(a)(b)
	712,000	4.625	07/15/29	602,060
Walgreens Boots Alliance, Inc.(b)
	700,000	4.800	11/18/44	587,811
White Cap Parent LLC(a)(b)(h)
	673,000	8.250	03/15/26	672,455
Yum! Brands, Inc.
	465,000	6.875	11/15/37	505,385

				18,261,854

Semiconductors(a)(b) – 0.1%
Entegris, Inc.
	145,000	3.625	05/01/29	130,731
ON Semiconductor Corp.
	676,000	3.875	09/01/28	619,743
Synaptics, Inc.
	179,000	4.000	06/15/29	160,133

				910,607

Software(a)(b) – 0.6%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
	450,000	8.000	06/15/29	467,046
Central Parent, Inc./CDK Global, Inc.
	1,250,000	7.250	06/15/29	1,275,700
Cloud Software Group, Inc.
	1,430,000	6.500	03/31/29	1,335,177
	710,000	9.000	09/30/29	672,079
Elastic NV
	540,000	4.125	07/15/29	490,401
Open Text Holdings, Inc.
	817,000	4.125	02/15/30	739,507
UKG, Inc.
	2,225,000	6.875	02/01/31	2,252,225

				7,232,135

Telecommunication Services – 1.8%
Altice France Holding SA(a)(b)
EUR	365,000	8.000	05/15/27	207,385
	$1,231,000	10.500	05/15/27	706,545
Altice France SA(a)(b)
EUR	100,000	2.500	01/15/25	102,173
	500,000	2.125	02/15/25	510,631
	$2,045,000	5.500	10/15/29	1,508,371
Ciena Corp.(a)(b)
	730,000	4.000	01/31/30	672,366
CommScope Technologies LLC(a)(b)
	124,000	6.000	06/15/25	98,590
CommScope, Inc.(a)(b)
	405,000	6.000	03/01/26	350,726

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
CommScope, Inc.(a)(b) – (continued)
	$2,098,000	8.250%		03/01/27	$ 926,624
	395,000	7.125		07/01/28	171,458
Iliad Holding SASU(a)(b)
	1,175,000	6.500		10/15/26	1,151,829
EUR	500,000	5.625		10/15/28	541,701
	$1,447,000	7.000		10/15/28	1,432,255
Level 3 Financing, Inc.(a)(b)
	125,000	3.400		03/01/27	106,344
	1,371,000	4.625		09/15/27	721,448
	270,000	4.250		07/01/28	90,447
	626,000	3.625		01/15/29	187,105
	585,000	3.750		07/15/29	171,422
	300,000	3.875		11/15/29	228,294
	1,227,000	10.500		05/15/30	1,222,853
Lorca Telecom Bondco SA(a)(b)
EUR	650,000	4.000		09/18/27	683,447
Lumen Technologies, Inc.(a)(b)
	$350,000	4.000		02/15/27	182,598
SoftBank Group Corp.(b)
EUR	1,044,000	3.375		07/06/29	1,032,643
TDC Net AS(b)
	460,000	6.500		06/01/31	534,138
Telecom Italia Capital SA
	$326,000	6.000		09/30/34	305,501
Telecom Italia SpA
	230,000	5.303	(a)	05/30/24	228,880
EUR	1,285,000	6.875	(b)	02/15/28	1,475,729
Telesat Canada/Telesat LLC(a)(b)
	$1,020,000	5.625		12/06/26	622,302
Viasat, Inc.(a)(b)
	784,000	7.500		05/30/31	581,524
Vmed O2 U.K. Financing I PLC(a)(b)
	1,230,000	4.250		01/31/31	1,073,876
VTR Comunicaciones SpA(a)(b)
	145,000	5.125		01/15/28	84,100
Windstream Escrow LLC/Windstream Escrow Finance Corp.(a)(b)
	2,070,000	7.750		08/15/28	1,814,086
Zayo Group Holdings, Inc.(a)(b)
	3,025,000	4.000		03/01/27	2,307,107

					22,034,498

Transportation(a) – 0.1%
Rand Parent LLC(b)
	853,000	8.500		02/15/30	847,012
Transnet SOC Ltd.
	727,000	8.250		02/06/28	730,708

					1,577,720

Water(a)(b) – 0.0%
Aegea Finance SARL
	521,000	9.000		01/20/31	548,092

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Water Utilities(a)(b) –0.0%
Aegea Finance SARL
$416,000	6.750%		05/20/29	$ 402,834

TOTAL CORPORATE OBLIGATIONS (Cost $410,023,173)				$ 393,352,455

Bank Loans(m) – 22.7%
Aerospace & Defense – 0.7%
Bleriot U.S. Bidco, Inc. (3 mo. USD Term SOFR + 4.000%)
$468,822	9.610	%(i)	10/31/28	$ 469,483
Cobham Ultra SeniorCo SARL (6 mo. USD Term SOFR + 3.500%)
478,800	9.363	(i)	08/03/29	472,815
Dynasty Acquisition Co., Inc.(i)
(1 mo. USD Term SOFR + 4.000%)
3,134,250	9.333		08/24/28	3,134,971
(1 mo. USD Term SOFR + 4.000%)
1,343,250	9.333		08/24/28	1,343,559
(1 mo. USD Term SOFR + 4.000%)
279,298	9.333		08/24/28	279,363
(1 mo. USD Term SOFR + 4.000%)
119,699	9.333		08/24/28	119,727
Propulsion (BC) Finco SARL
424,538	0.000	(n)	09/14/29	424,097
Spirit Aerosystems, Inc. (3 mo. USD Term SOFR + 4.250%)
1,499,369	9.563	(i)	01/15/27	1,497,809
TransDigm, Inc.(i)
(3 mo. USD Term SOFR + 3.250%)
238,229	8.598		02/22/27	238,358
(3 mo. USD Term SOFR + 3.250%)
12,699	8.598		08/24/28	12,704
(3 mo. USD Term SOFR + 3.250%)
570,000	8.598		02/14/31	570,467

				8,563,353

Airlines – 0.3%
American Airlines, Inc. (3 mo. USD Term SOFR + 4.750%)
614,550	10.329	(i)	04/20/28	628,801
Mileage Plus Holdings LLC (3 mo. USD Term SOFR + 5.250%)
625,059	10.770	(i)	06/21/27	643,486
SkyMiles IP Ltd. (3 mo. USD Term SOFR + 3.750%)
502,916	9.068	(i)	10/20/27	513,946
United Airlines, Inc.(i)
(1 mo. USD Term SOFR + 3.750%)
1,273,989	9.201		04/21/28	1,274,193
(1 mo. USD Term SOFR + 3.750%)
958,608	9.201		04/21/28	958,761

				4,019,187

Auto Parts & Equipment – 0.1%
Autokiniton U.S. Holdings, Inc.(i)
(3 mo. USD Term SOFR + 4.000%)
149,616	9.450		04/06/28	149,536

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Auto Parts & Equipment – (continued)
Autokiniton U.S. Holdings, Inc.(i) – (continued)
(1 mo. USD Term SOFR + 4.500%)
$349,105	9.970%		04/06/28	$ 348,916
Clarios Global LP (1 mo. USD Term SOFR + 3.000%)
448,875	8.333	(i)	05/06/30	448,875

				947,327

Automotive(i) –0.0%
First Brands Group LLC (3 mo. USD Term SOFR + 5.000%)
493,753	10.574		03/30/27	492,830

Beverages(i) –0.2%
Naked Juice LLC (3 mo. USD Term SOFR + 4.500%)
1,615,239	8.698		01/24/29	1,525,496
Sunshine Investments BV (3 mo. USD Term SOFR + 4.250%)
1,496,222	9.630		07/12/29	1,496,970

				3,022,466

Building Materials – 0.3%
Chamberlain Group Inc
1,000,000	0.000	(n)	11/03/28	993,750
Cornerstone Building Brands, Inc. (1 mo. USD Term SOFR + 5.630%)
249,370	10.958	(i)	08/01/28	250,824
CP Atlas Buyer, Inc.(i)
(1 mo. USD Term SOFR + 3.750%)
345,000	9.183		11/23/27	334,253
(1 mo. USD Term SOFR + 3.750%)
530,151	9.183		11/23/27	513,636
Emrld Borrower LP (3 mo. USD Term SOFR + 2.500%)
249,375	7.790	(i)	05/31/30	249,313
Icebox Holdco III, Inc. (3 mo. USD Term SOFR + 3.500%)
248,734	9.110	(i)	12/22/28	246,715
Ingersoll-Rand Services Co. (1 mo. USD Term SOFR + 1.750%)
17,616	7.183	(i)	03/01/27	17,626
Watlow Electric Manufacturing Co. (3 mo.USD Term SOFR +
3.750%)
243,780	9.329	(i)	03/02/28	243,526
Wilsonart LLC (3 mo. USD Term SOFR + 3.250%)
738,103	8.698	(i)	12/31/26	736,464

				3,586,107

Chemicals – 0.4%
Aruba Investments Holdings LLC(i)
(1 mo. USD Term SOFR + 4.000%)
179,541	9.433		11/24/27	176,982
(1 mo. USD Term SOFR + 7.750%)
348,207	13.183		11/24/28	327,054
ASP Unifrax Holdings, Inc. (3 mo. USD Term SOFR + 3.750%)
668,088	9.248	(i)	12/12/25	634,102
Avient Corp. (3 mo. USD Term SOFR + 2.500%)
41,709	7.890	(i)	08/29/29	41,754
Axalta Coating Systems U.S. Holdings, Inc. (3 mo. USD Term SOFR + 2.500%)
181,843	7.848	(i)	12/20/29	181,814
Derby Buyer LLC (1 mo. USD Term SOFR + 4.250%)
210,724	9.603	(i)	11/01/30	211,251

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Chemicals – (continued)
Eastman Chemical Co. (3 mo. USD Term SOFR + 5.250%)
	$633,667	10.860	%(i)	11/01/28	$ 618,421
ECO Services Operations Corp. (3 mo. USD Term SOFR + 2.500%)
	145	7.913	(i)	06/09/28	145
Lonza Group AG (3 mo. USD Term SOFR + 3.925%)
	$399,562	9.373	(i)	07/03/28	371,369
Polar U.S. Borrower LLC (3 mo. USD Term SOFR + 4.750%)
	1,342,395	10.164	(i)	10/15/25	932,965
SCIH Salt Holdings, Inc. (1 mo. USD Term SOFR + 4.000%)
	647,974	9.447– 9.451	(i)	03/16/27	645,868
Starfruit Finco B.V. (1 mo. USD Term SOFR + 4.000%)
	299,248	9.448	(i)	04/03/28	298,575
Tronox Finance LLC (3 mo. USD Term SOFR + 3.500%)
	250,000	8.848	(i)	08/16/28	249,312

					4,689,612

Commercial Services – 1.8%
AlixPartners LLP (1 mo. USD Term SOFR + 2.750%)
	753,064	8.197	(i)	02/04/28	752,311
Allied Universal Holdco LLC (1 mo. USD Term SOFR + 4.750%)
	4,364,063	10.083	(i)	05/12/28	4,350,447
American Auto Auction Group LLC (3 mo. USD Term SOFR + 5.000%)
	182,867	10.498	(i)	12/30/27	179,987
Armorica Lux SARL
EUR	500,000	0.000	(n)	07/28/28	516,937
AVSC Holding Corp.(i)
(1 mo. USD Term SOFR + 3.250%)
	$623,256	8.683		03/03/25	612,698
(1 mo. USD Term SOFR + 5.500%)
	266,416	9.933		10/15/26	261,829
Belron Finance U.S. LLC (3 mo. USD Term SOFR + 2.500%)
	547,998	7.664	(i)	04/18/29	548,683
BIFM CA Buyer, Inc. (1 mo. USD Term SOFR + 3.500%)
	523,629	8.947	(i)	06/01/26	522,320
Celestial Saturn Parent, Inc. (1 mo. USD Term SOFR + 6.500%)
	1,550,000	11.947	(i)	06/04/29	1,381,158
Conservice Midco, LLC
	568,956	0.000	(n)	05/13/27	569,388
CoreLogic, Inc. (1 mo. USD Term SOFR + 3.500%)
	532,967	8.947	(i)	06/02/28	513,423
Creative Artists Agency LLC (1 mo. USD Term SOFR + 3.500%)
	503,732	8.833	(i)	11/27/28	503,591
Ensemble RCM LLC (3 mo. USD Term SOFR + 3.000%)
	812,997	9.233	(i)	08/03/26	812,826
Fugue Finance B.V. (3 mo. USD Term SOFR + 4.000%)
	448,869	9.388	(i)	01/31/28	449,367
Gems Menasa Cayman Ltd.
	249,375	6.000	(n)	07/31/26	249,420
GTCR W Merger Sub LLC
	2,240,000	0.000	(n)	09/20/30	2,237,670

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Commercial Services – (continued)
Mister Car Wash Holdings, Inc. (1 mo. USD Term SOFR + 3.000%)
$785,000	8.433	%(i)	05/14/26	$ 785,220
PECF USS Intermediate Holding III Corp. (1 mo. USD Term SOFR + 4.250%)–(3 mo. USD Term SOFR + 4.250%)
806,930	9.824	(i)	12/15/28	598,024
R1 RCM, Inc.
300,000	0.000	(n)	06/21/29	300,874
Sabert Corp. (1 mo. USD Term SOFR + 3.750%)
140,563	9.199	(i)	12/10/26	141,207
Sabre GLBL, Inc. (1 mo. USD Term SOFR + 5.000%)
165,000	10.433	(i)	06/30/28	151,147
Safe Fleet Holdings LLC
349,112	0.000	(n)	02/23/29	349,112
Spin Holdco, Inc. (3 mo.USD LIBOR + 4.000%)
1,326,421	8.986	(i)	03/04/28	1,180,303
Spring Education Group, Inc.
250,000	0.000	(n)	10/04/30	250,157
St. George’s University Scholastic Services (1 mo. USD Term SOFR + 3.250%)
448,855	8.683	(i)	02/10/29	446,050
Team Health Holdings, Inc. (1 mo. USD Term SOFR + 5.250%)
2,618,740	10.583	(i)	03/02/27	2,170,935
Wand NewCo 3, Inc.
1,000,000	0.000	(n)	01/30/31	1,000,000

				21,835,084

Computers – 0.6%
Access CIG LLC (3 mo. USD Term SOFR + 5.000%)
1,432,725	10.388	(i)	08/18/28	1,428,541
Ahead DB Holdings LLC
50,000	0.000–
	0.000	(n)	01/24/31	49,750
IDEMIA America Corp.
$408,972	0.000	(n)	09/30/28	409,312
iQor U.S., Inc. (1 mo. USD Term SOFR + 7.600%)
59,068	12.937	(i)	11/19/24	58,330
Magenta Buyer LLC (3 mo. USD Term SOFR + 5.000%)
1,868,944	10.574	(i)	07/27/28	1,213,655
McAfee LLC (1 mo. USD Term SOFR + 3.750%)
267,122	9.203	(i)	03/01/29	264,250
Netsmart Technologies, Inc. (1 mo. USD Term SOFR + 3.750%)
1,045,549	9.197	(i)	10/01/27	1,045,340
Peraton Corp.(i)
(1 mo. USD Term SOFR + 3.750%)
600,956	9.183		02/01/28	599,538
(3 mo. USD Term SOFR + 7.750%)
1,361,339	13.222		02/01/29	1,356,520
Verifone Systems, Inc.(i)
(3 mo. USD Term SOFR + 4.000%)
372,351	9.641		08/20/25	356,202
(3 mo. USD Term SOFR + 4.000%)
372,351	9.641		08/20/25	356,202

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Computers – (continued)
Virtusa Corp. (1 mo. USD Term SOFR + 3.750%)
$1,840	9.197	%(i)	02/11/28	$ 1,834

				7,139,474

Consumer Cyclical Services(i) – 0.0%
Asurion LLC (1 mo. USD Term SOFR + 3.250%)
126,349	8.697		12/23/26	125,733

Cosmetics & Personal Care – 0.2%
Sunshine Luxembourg VII SARL(i)
(3 mo. USD Term SOFR + 3.500%)
1,904,820	8.948		10/01/26	1,904,554
(3 mo. USD Term SOFR + 3.500%)
870,546	8.948		10/01/26	870,424

				2,774,978

Distribution & Wholesale – 0.2%
BCPE Empire Holdings, Inc. (1 mo. USD Term SOFR + 4.750%)
1,500,000	10.087	(i)	12/11/28	1,498,440
Core & Main LP (2 mo. USD Term SOFR + 2.500%)–(3 mo. USD Term SOFR + 2.500%)
360,394	7.937– 8.056	(i)	07/27/28	359,792
Windsor Holdings III LLC
500,000	0.000	(n)	08/01/30	499,930

				2,358,162

Diversified Financial Services – 0.7%
Apex Group Treasury LLC(i)
(3 mo. USD Term SOFR + 5.000%)
866,560	10.317		07/27/28	866,560
(3 mo. USD Term SOFR + 3.750%)
1,598,294	9.377		07/27/28	1,592,301
Avolon TLB Borrower 1 (U.S.) LLC (1 mo. USD Term SOFR + 2.000%)
415,000	7.337	(i)	06/22/28	414,722
Deerfield Dakota Holding LLC(i)
(3 mo. USD Term SOFR + 3.750%)
371,868	9.098		04/09/27	364,895
(3 mo. USD Term SOFR + 6.750%)
3,047,000	12.360		04/07/28	2,989,869
Ditech Holding Corp.
188,852	0.000	(d)(i)(k)	06/30/24	5,193
Hightower Holding LLC (3 mo. USD Term SOFR + 4.000%)
224,426	9.586	(i)	04/21/28	223,726
NFP Corp. (1 mo. USD Term SOFR + 3.250%)
993,543	8.697	(i)	02/16/27	994,110
Vida Capital, Inc. (1 mo. USD Term SOFR + 6.000%)
707,715	11.447	(i)	10/01/26	602,442

				8,053,818

Electrical – 0.1%
Hamilton Projects Acquiror LLC (1 mo. USD Term SOFR + 4.500%)
228,505	9.947	(i)	06/17/27	228,327

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Electrical – (continued)
Talen Energy Supply LLC(i)
(3 mo. USD Term SOFR + 4.500%)
$368,263	9.869%		05/17/30	$ 368,621
(3 mo. USD Term SOFR + 4.500%)
128,652	9.869		05/17/30	128,776

				725,724

Electronics(i) –0.2%
Roper Industrial Products Investment Company LLC (3 mo. USD Term SOFR + 4.000%)
2,481,278	9.348		11/22/29	2,481,501

Energy-Alternate Sources(n) – 0.1%
Enstall Group BV
305,788	5.500		08/30/28	288,970
Enviva Partners LP/Fin C
305,556	0.000		06/30/27	277,291

				566,261

Engineering & Construction – 0.5%
Apple Bidco LLC(i)
(1 mo. USD Term SOFR + 3.500%)
3,242,500	8.833		09/22/28	3,236,631
(1 mo. USD Term SOFR + 3.500%)
400,862	8.833		09/22/28	400,136
Artera Services LLC(i)
(3 mo. USD Term SOFR + 3.250%)
476,084	8.698		03/06/25	474,151
(3 mo. USD Term SOFR + 3.500%)
315,089	8.948		03/06/25	313,908
Brown Group Holding LLC (1 mo. USD Term SOFR + 2.750%)
242,024	8.183	(i)	06/07/28	240,107
KKR Apple Bidco LLC (1 mo. USD Term SOFR + 2.750%)
245,000	8.197	(i)	09/22/28	243,346
Service Logic Acquisition, Inc. (1 mo. USD Term SOFR + 4.000%)–(3 mo. USD Term SOFR + 4.000%)
528,641	9.447	(i)	10/29/27	527,319
Tutor Perini Corp.
498,557	4.750	(n)	08/18/27	487,340
USIC Holdings, Inc. (3 mo. USD Term SOFR + 6.500%)
453,984	12.110	(i)	05/14/29	419,935

				6,342,873

Entertainment – 0.6%
Caesars Entertainment Inc.
1,000,000	0.000	(n)	01/24/31	997,500
Caesars Entertainment, Inc. (3 mo. USD Term SOFR + 3.250%)
446,874	8.663	(i)	02/06/30	446,075
Churchill Downs, Inc. (1 mo. USD Term SOFR + 2.000%)
33,484	7.433	(i)	03/17/28	33,386
Delta 2 (LUX) SARL (3 mo. USD Term SOFR + 2.250%)
400,000	7.598	(i)	01/15/30	399,400
East Valley Tourist Development Authority (1 mo. USD Term SOFR + 7.500%)
1,075,200	12.947	(i)(k)	11/23/26	1,048,320

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Entertainment – (continued)
ECL Entertainment LLC (1 mo. USD Term SOFR + 4.750%)
$743,138	10.083	%(i)	08/31/30	$ 743,509
GVC Holdings (Gibraltar) Ltd. (3 mo. USD Term SOFR + 3.500%)
148,501	8.948	(i)	10/31/29	148,439
Motion Finco Sarl
500,000	0.000	(n)	11/12/29	496,565
Motion Finco SARL(i)
(3 mo. USD Term SOFR + 3.250%)
436,519	8.860		11/12/26	436,410
(3 mo. USD Term SOFR + 3.250%)
62,231	8.860		11/12/26	62,215
(3 mo. USD Term SOFR + 3.250%)
218,953	8.860		11/12/26	218,898
(3 mo. USD Term SOFR + 3.250%)
31,196	8.860		11/12/26	31,188
NASCAR Holdings LLC (1 mo. USD Term SOFR + 2.500%)
327,356	7.947	(i)	10/19/26	328,237
UFC Holdings LLC (3 mo. USD Term SOFR + 2.750%)
578,357	8.336	(i)	04/29/26	577,698
William Morris Endeavor Entertainment LLC (1 mo. USD Term SOFR + 2.750%)
880,055	8.197	(i)	05/18/25	879,095

				6,846,935

Environmental(i) – 0.3%
Filtration Group Corp. (1 mo. USD Term SOFR + 4.250%)
2,728,097	9.697		10/21/28	2,729,297
GFL Environmental, Inc. (3 mo. USD Term SOFR + 2.500%)
488,604	7.816		05/31/27	488,423
WIN Waste Innovations Holdings, Inc. (1 mo. USD Term SOFR + 2.750%)
403,087	8.197		03/24/28	370,167

				3,587,887

Food & Drug Retailing – 0.3%
8th Avenue Food & Provisions, Inc.(i)
(1 mo. USD Term SOFR + 7.750%)
280,000	13.197		10/01/26	225,926
(1 mo. USD Term SOFR + 3.750%)
2,443,292	9.197		10/01/25	2,366,548
(1 mo. USD Term SOFR + 3.750%)
589,259	9.197		10/01/25	570,751
(1 mo. USD Term SOFR + 4.750%)
373,409	10.087		10/01/25	361,897
Quirch Foods Holdings LLC (3 mo. USD Term SOFR + 4.500%)
249,357	10.387	(i)	10/27/27	248,629
U.S. Foods, Inc. (1 mo. USD Term SOFR + 2.000%)
63,297	7.447	(i)	09/13/26	63,281

				3,837,032

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Hand/Machine Tools(i) – 0.0%
Alliance Laundry Systems LLC (1 mo. USD Term SOFR + 3.500%)–(3 mo. USD Term SOFR + 3.500%)
$205,806	8.926– 8.934		10/08/27	$ 205,462

Health Care(i) –0.0%
Athenahealth Group, Inc. (1 mo. USD Term SOFR + 3.250%)
254,938	8.583		02/15/29	251,114

Health Care Products – 0.8%
Agiliti Health, Inc. (3 mo. USD Term SOFR + 3.000%)
249,375	8.330	(i)	05/01/30	248,128
Bausch & Lomb Corp.(i)
(1 mo. USD Term SOFR + 3.250%)
378,038	8.683		05/10/27	368,991
(1 mo. USD Term SOFR + 4.000%)
1,249,375	9.333		09/29/28	1,224,388
Carestream Health, Inc. (3 mo. USD Term SOFR + 7.500%)
1,253,197	12.948	(i)	09/30/27	1,015,090
Confluent Medical Technologies, Inc. (3 mo. USD Term SOFR + 3.750%)
460,000	9.098	(i)	02/16/29	458,850
Curia Global, Inc. (1 mo. USD Term SOFR + 3.750%)–(3 mo. USD Term SOFR + 3.750%)
1,423,617	9.163– 9.183	(i)	08/30/26	1,302,609
Lifescan Global Corp. (3 mo. USD Term SOFR + 6.500%)
3,178,726	11.807	(i)	12/31/26	2,323,649
Maravai Intermediate Holdings LLC (3 mo. USD Term SOFR + 3.000%)
423,919	8.310	(i)	10/19/27	419,150
Medline Borrower LP (1 mo. USD Term SOFR + 3.000%)
1,005,983	8.451	(i)	10/23/28	1,003,780
Viant Medical Holdings, Inc. (1 mo. USD Term SOFR + 3.750%)
621,089	9.197	(i)	07/02/25	615,785
Vyaire Medical, Inc. (3 mo. USD Term SOFR + 4.750%)
364,872	10.343	(i)	04/16/25	266,553

				9,246,973

Health Care Services – 0.8%
Cambrex Corp. (1 mo. USD Term SOFR + 3.500%)
424,942	8.933	(i)	12/04/26	415,380
Catalent Pharma Solutions, Inc. (3 mo. USD Term SOFR + 3.000%)
415,000	8.335	(i)	02/22/28	413,962
Charlotte Buyer, Inc. (1 mo. USD Term SOFR + 5.250%)
533,652	10.586	(i)	02/11/28	533,893
Da Vinci Purchaser Corp. (1 mo. USD Term SOFR + 4.000%)
598,449	9.447	(i)	01/08/27	596,211
Electron BidCo, Inc. (1 mo. USD Term SOFR + 3.000%)
398,985	8.447	(i)	11/01/28	398,263
eResearchTechnology, Inc. (1 mo. USD Term SOFR + 4.500%)
1,099,099	9.947	(i)	02/04/27	1,093,603
Global Medical Response, Inc. (3 mo. USD Term SOFR + 4.250%)
1,849,882	9.841	(i)	10/02/25	1,568,293

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Health Care Services – (continued)
Heartland Dental LLC (1 mo. USD Term SOFR + 5.000%)
	$356,887	10.337	%(i)	04/28/28	$ 355,327
HomeVi SASU
EUR	500,000	0.000	(n)	10/31/26	506,578
ICON Luxembourg SARL (3 mo. USD Term SOFR + 2.250%)
	$270,741	7.860	(i)	07/03/28	270,863
IQVIA, Inc. (3 mo. USD Term SOFR + 2.000%)
	260,000	7.348	(i)	01/02/31	260,260
LifePoint Health, Inc. (3 mo. USD Term SOFR + 5.500%)
	411,923	11.087	(i)	11/16/28	410,766
MDVIP, Inc.(i)
(1 mo. USD Term SOFR + 3.500%)
	448,858	8.947		10/16/28	446,726
(1 mo. USD Term SOFR + 6.500%)
	100,000	11.947	(k)	10/15/29	98,500
Pluto Acquisition I, Inc. (3 mo. USD Term SOFR + 4.000%)
	165,312	9.650	(i)	06/22/26	133,076
Radnet Management, Inc.
	400,000	3.000	(n)	04/21/28	399,956
Select Medical Corp. (1 mo. USD Term SOFR + 3.000%)
	163,256	8.333	(i)	03/06/27	162,951
Surgery Center Holdings, Inc. (1 mo. USD Term SOFR + 3.500%)
	1,786,046	8.835	(i)	12/19/30	1,787,725
Verscend Holding Corp. (1 mo. USD Term SOFR + 4.000%)
	534,872	9.447	(i)	08/27/25	534,680

					10,387,013

Healthcare Providers & Services(i) – 0.3%
Global Medical Response, Inc. (3 mo. USD Term SOFR + 4.250%)
	238,723	9.824		03/14/25	202,716
Medline Borrower LP (1 mo. USD Term SOFR + 3.000%)
	3,487,329	8.451		10/23/28	3,479,692

					3,682,408

Holding Companies-Diversified(i) – 0.1%
Belfor Holdings, Inc. (1 mo. USD Term SOFR + 3.750%)
	760,000	9.083		11/01/30	759,050

Home Construction(i) – 0.2%
Chamberlain Group, Inc. (1 mo. USD Term SOFR + 3.250%)
	2,738,898	8.683		11/03/28	2,705,812

Home Furnishings(i) – 0.1%
AI Aqua Merger Sub, Inc. (1 mo. USD Term SOFR + 3.750%)
	613,764	9.105		07/31/28	609,928

Household Products(i) – 0.0%
Illuminate Merger Sub Corp. (3 mo. USD Term SOFR + 6.750%)
	265,000	12.360		07/23/29	256,785

Housewares(i) – 0.1%
Solis IV BV (3 mo. USD Term SOFR + 3.500%)
	593,494	8.880		02/26/29	582,787

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Housewares(i) – (continued)
Springs Windows Fashions LLC (1 mo. USD Term SOFR + 4.000%)
$959,134	9.337%		10/06/28	$ 853,226

				1,436,013

Industrial Services(i) – 0.2%
LaserShip, Inc. (3 mo. USD Term SOFR + 4.500%)
2,676,792	10.396		05/07/28	2,433,980

Insurance – 1.5%
Acrisure LLC(i)
(3 mo. USD Term SOFR + 4.500%)
1,000,000	9.888		11/06/30	1,002,080
(3 mo. USD Term SOFR + 4.500%)
465,000	9.888		11/06/30	465,967
(3 mo.USD LIBOR + 3.500%)
1,737,097	9.150		02/15/27	1,727,056
(3 mo.USD LIBOR + 3.500%)
174,547	9.150		02/15/27	173,538
Alliant Holdings Intermediate LLC (1 mo. USD Term SOFR + 3.500%)
607,531	8.833	(i)	11/06/30	608,466
AmWINS Group, Inc.
528,665	0.000	(n)	02/19/28	526,397
AssuredPartners, Inc.(i)
(1 mo. USD Term SOFR + 3.500%)
997,403	8.947		02/12/27	993,912
(1 mo. USD Term SOFR + 3.500%)
2,105,034	8.947		02/12/27	2,096,614
Asurion LLC(i)
(1 mo. USD Term SOFR + 5.250%)
276,000	10.697		01/20/29	261,251
(1 mo. USD Term SOFR + 3.250%)
374,486	8.697		07/31/27	368,557
Broadstreet Partners, Inc. (1 mo. USD Term SOFR + 3.750%)
3,028,317	9.083	(i)	01/27/29	3,024,532
Cross Financial Corp. (1 mo. USD Term SOFR + 3.500%)
354,092	8.833	(i)	09/15/27	354,092
Howden Group Holdings Ltd (1 mo. USD Term SOFR + 4.000%)
1,864,678	9.333	(i)	04/18/30	1,862,012
Howden Group Holdings Ltd. (1 mo. USD Term SOFR + 4.000%)
638,392	9.333	(i)	04/18/30	637,479
HUB International Ltd.(i)
(3 mo. USD Term SOFR + 3.250%)
2,000,000	8.574		06/20/30	1,999,800
(1 mo. USD Term SOFR + 4.250%)–(3 mo. USD Term SOFR + 4.250%)
844,528	9.587–
	9.610		06/20/30	844,444
IMA Financial Group, Inc. (1 mo. USD Term SOFR + 3.750%)
1,122,137	9.087	(i)	11/01/28	1,120,735

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Insurance – (continued)
Sedgwick Claims Management Services, Inc. (1 mo. USD Term SOFR + 3.750%)
	$348,683	9.083	%(i)	02/24/28	$ 348,641

					18,415,573

Internet – 0.3%
Arches Buyer, Inc. (3 mo.USD LIBOR + 3.250%)
	179,577	3.750	(i)	12/06/27	175,163
CNT Holdings I Corp.(i)
(3 mo. USD Term SOFR + 3.500%)
	2,114,313	8.817		11/08/27	2,109,028
(3 mo. USD Term SOFR + 3.500%)
	761,276	8.817		11/08/27	759,373
MH Sub I LLC (1 mo. USD Term SOFR + 4.250%)
	414,123	9.583	(i)	05/03/28	405,128
Proofpoint, Inc.(i)
(1 mo. USD Term SOFR + 6.250%)
	320,437	11.697		08/31/29	320,116
(1 mo. USD Term SOFR + 3.250%)
	438,751	8.697		08/31/28	435,461

					4,204,269

Investment Companies(i) – 0.0%
Brookfield WEC Holdings, Inc. (1 mo. USD Term SOFR + 2.750%)
	498,715	8.086		01/27/31	495,752

Leisure Time – 0.7%
Alterra Mountain Co.(i)
(1 mo. USD Term SOFR + 3.500%)
	365,927	8.947		08/17/28	365,469
(1 mo. USD Term SOFR + 3.750%)
	2,275,135	9.183		05/31/30	2,275,135
(1 mo. USD Term SOFR + 3.750%)
	447,421	9.183		05/31/30	447,421
ClubCorp Holdings, Inc.(i)
(2 mo. USD Term SOFR + 5.261%)
	2,557,290	10.610		09/18/26	2,520,210
(2 mo. USD Term SOFR + 5.261%)
	1,659,456	10.610		09/18/26	1,635,394
Equinox Holdings, Inc. (3 mo. USD Term SOFR + 3.000%)
	784,329	8.610	(i)	03/08/24	772,846
Life Time Fitness, Inc. (3 mo. USD Term SOFR + 4.250%)
	357,867	9.824	(i)	01/15/26	359,210

					8,375,685

Lodging – 0.1%
Compass IV Ltd.
EUR	600,000	0.000	(n)	05/09/25	640,315
Fertitta Entertainment LLC (1 mo. USD Term SOFR + 4.000%)
	$359,708	9.333	(i)	01/27/29	358,532
Four Seasons Hotels Ltd. (1 mo. USD Term SOFR + 2.500%)
	324,181	7.933	(i)	11/30/29	323,980

					1,322,827

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Machinery-Diversified – 1.5%
ASP Blade Holdings, Inc. (3 mo. USD Term SOFR + 4.000%)
$1,250,562	9.610	%(i)	10/13/28	$ 1,093,029
Chart Industries, Inc.(i)
(1 mo. USD Term SOFR + 3.250%)
456,742	8.698		03/15/30	456,856
(1 mo. USD Term SOFR + 3.250%)
626,637	8.698		03/15/30	626,794
INNIO Group Holding GmbH
300,156	0.000	(n)	11/02/28	300,531
Project Castle, Inc. (3 mo. USD Term SOFR + 5.500%)
573,548	10.830	(i)	06/01/29	511,892
SPX FLOW, Inc.(i)
(1 mo. USD Term SOFR + 4.500%)
1,823,420	9.933		04/05/29	1,821,450
(1 mo. USD Term SOFR + 4.500%)
603,364	9.933		04/05/29	602,712
Star U.S. Bidco LLC(i)
(1 mo. USD Term SOFR + 4.250%)
1,514,932	9.683		03/17/27	1,514,174
(1 mo. USD Term SOFR + 4.250%)
743,069	9.683		03/17/27	742,698
STS Operating, Inc.
498,674	4.250	(n)	12/11/24	499,297
Titan Acquisition Ltd.(i)
(1 mo. USD Term SOFR + 3.000%)
3,753,603	8.447		03/28/25	3,747,035
(1 mo. USD Term SOFR + 3.000%)
3,753,603	8.447		03/28/25	3,747,035
Vertical U.S. Newco, Inc.(i)
(6 mo. USD Term SOFR + 3.500%)
1,974,172	9.081		07/30/27	1,973,343
(6 mo. USD Term SOFR + 3.500%)
52,407	9.081		07/30/27	52,385
Victory Buyer LLC (3 mo. USD Term SOFR + 3.750%)
686,533	9.391	(i)	11/19/28	649,343

				18,338,574

Media – 0.3%
CSC Holdings LLC (1 mo. USD Term SOFR + 4.500%)
508,055	9.833	(i)	01/18/28	495,775
NEP Group, Inc.(i)
(1 mo. USD Term SOFR + 3.250%)
775,000	8.697		08/19/26	757,562
(1 mo. USD Term SOFR + 3.250%)
922,518	8.697		08/19/26	901,762
Simon & Schuster, Inc. (3 mo. USD Term SOFR + 4.000%)
625,000	9.317	(i)	10/30/30	625,263
United Talent Agency LLC (3 mo. USD Term SOFR + 4.000%)
478,776	9.650	(i)	07/07/28	478,378
Virgin Media Bristol LLC (6 mo. USD Term SOFR + 3.250%)
775,000	8.790	(i)	03/31/31	764,057

				4,022,797

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Metal Fabricate & Hardware – 0.3%
Crosby U.S. Acquisition Corp.(i)
(1 mo. USD Term SOFR + 4.750%)
$2,248,098	10.187%		06/26/26	$ 2,246,232
(1 mo. USD Term SOFR + 5.000%)
1,992,167	10.337		06/26/26	1,990,294

				4,236,526

Mining(i)(k) – 0.0%
Dominion Diamond (Fixed + 10.000%)
467,153	10.000		06/30/26	467,153

Miscellaneous Manufacturing – 0.1%
Gates Global LLC (1 mo. USD Term SOFR + 2.500%)
236,984	7.933	(i)	03/31/27	236,550
LTI Holdings, Inc.(i)
(1 mo. USD Term SOFR + 3.500%)
1,104,588	8.947		09/06/25	1,075,748
(1 mo. USD Term SOFR + 4.750%)
248,702	10.197		07/24/26	241,708

				1,554,006

Oil & Gas(i) – 0.2%
Gulf Finance LLC (1 mo. USD Term SOFR + 6.750%)
1,868,600	12.197– 12.202		08/25/26	1,866,265

Packaging – 0.8%
Brook and Whittle Holding Corp. (3 mo. USD Term SOFR + 4.000%)
533,640	9.538	(i)	12/14/28	496,285
Charter NEX U.S., Inc. (1 mo. USD Term SOFR + 3.750%)
384,010	8.837	(i)	12/01/27	381,825
Kloeckner Pentaplast of America, Inc. (6 mo. USD Term SOFR + 4.725%)
292,880	10.476	(i)	02/12/26	280,872
LABL, Inc.(i)
(1 mo. USD Term SOFR + 5.000%)
2,293,101	10.433		10/29/28	2,173,493
(1 mo. USD Term SOFR + 5.000%)
562,241	10.433		10/29/28	532,914
Pregis TopCo Corp.(i)
(1 mo. USD Term SOFR + 3.750%)
737,855	9.083		07/31/26	737,545
(1 mo. USD Term SOFR + 3.750%)
473,766	9.083		07/31/26	473,567
Pretium Packaging LLC(i)
(1 mo. USD Term SOFR + 5.000%)
806,063	10.353		10/02/28	802,033
(1 mo. USD Term SOFR + 5.000%)
493,911	10.353		10/02/28	491,441
(3 mo. USD Term SOFR + 4.600%)
1,922,922	9.953		10/02/28	1,565,259
Pretium PKG Holdings, Inc. (1 mo. USD Term SOFR + 6.750%)
250,000	12.208	(i)	10/01/29	107,083

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Packaging – (continued)
Proampac PG Borrower LLC (3 mo. USD Term SOFR + 4.500%)
$300,000	9.798– 9.868	(i)	09/15/28	$ 300,189
Reynolds Group Holdings, Inc. (1 mo. USD Term SOFR + 3.250%)
320,627	8.697	(i)	02/05/26	320,659
Trident TPI Holdings, Inc.(i)
(3 mo. USD Term SOFR + 4.000%)
99,748	9.610		09/15/28	99,343
(3 mo. USD Term SOFR + 4.500%)
334,161	9.848		09/15/28	333,325
(3 mo. USD Term SOFR + 5.250%)
748,111	10.598		09/15/28	749,046
(3 mo. USD Term SOFR + 5.250%)
249,370	10.598		09/15/28	249,682

				10,094,561

Pharmaceuticals – 0.9%
Curium Bidco Sarl (3 mo. USD Term SOFR + 4.500%)
1,114,711	9.848	(i)	07/31/29	1,113,318
Gainwell Acquisition Corp.(i)
(3 mo. USD Term SOFR + 8.000%)
750,000	13.429		10/02/28	729,375
(3 mo. USD Term SOFR + 4.000%)
1,198,372	9.448		10/01/27	1,163,619
(3 mo. USD Term SOFR + 4.000%)
825,670	9.448		10/01/27	801,725
Grifols Worldwide Operations USA, Inc. (3 mo. USD Term SOFR + 2.000%)
647,069	7.538	(i)	11/15/27	629,980
Lannett Co., Inc. (3 mo.USD LIBOR + 2.000%)
395,573	2.000	(i)(k)	06/16/30	395,572
Midwest Veterinary Partners LLC (1 mo. USD Term SOFR + 4.000%)
622,909	9.447	(i)	04/27/28	619,221
Packaging Coordinators Midco, Inc. (3 mo. USD Term SOFR + 3.500%)
1,534,763	4.756– 7.174	(i)	11/30/27	1,527,857
Pathway Vet Alliance LLC (1 mo. USD Term SOFR + 3.750%)
2,016,969	9.197	(i)	03/31/27	1,733,645
PRA Health Sciences, Inc. (3 mo. USD Term SOFR + 2.250%)
67,455	7.860	(i)	07/03/28	67,486
Southern Veterinary Partners LLC(i)
(1 mo. USD Term SOFR + 4.000%)
2,197,616	9.447		10/05/27	2,191,441
(1 mo. USD Term SOFR + 7.750%)
625,000	13.183		10/05/28	625,000

				11,598,239

Pipelines – 0.6%
CQP Holdco LP (3 mo. USD Term SOFR + 3.000%)
415,000	8.348	(i)	12/31/30	414,294

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Pipelines – (continued)
Freeport LNG Investments LLLP (3 mo. USD Term SOFR + 3.000%)
	$705,679	8.579	%(i)	11/17/26	$ 695,976
GIP Pilot Acquisition Partners LP (3 mo. USD Term SOFR + 3.000%)
	1,500,000	8.327	(i)	10/04/30	1,499,370
ITT Holdings LLC(i)
(1 mo. USD Term SOFR + 3.250%)
	748,125	8.587		10/05/30	745,791
(1 mo. USD Term SOFR + 3.250%)
	349,125	8.587		10/05/30	348,036
Medallion Midland Acquisition, LLC (3 mo. USD Term SOFR + 3.500%)
	500,000	8.864	(i)	10/18/28	500,940
Prairie ECI Acquiror LP (1 mo. USD Term SOFR + 4.750%)
	707,382	10.183	(i)	03/11/26	706,059
Traverse Midstream Partners LLC(i)
(3 mo. USD Term SOFR + 3.500%)
	1,000,383	8.817		02/16/28	1,000,383
(3 mo. USD Term SOFR + 3.500%)
	1,000,383	8.817		02/16/28	1,000,383

					6,911,232

Real Estate – 0.1%
Cushman & Wakefield U.S. Borrower LLC(i)
(1 mo. USD Term SOFR + 2.750%)
	2,336	8.197		08/21/25	2,317
(1 mo. USD Term SOFR + 2.750%)
	51,267	8.197		08/21/25	50,851
(1 mo. USD Term SOFR + 3.250%)
	561,480	8.683		01/31/30	555,399
Forest City Enterprises LP (1 mo. USD Term SOFR + 3.500%)
	360,649	8.947	(i)	12/08/25	347,125
Iron Mountain, Inc. (1 mo. USD Term SOFR + 2.250%)
	500,000	7.587	(i)	01/31/31	496,565

					1,452,257

Retailing – 0.8%
1011778 BC Unlimited Liability Co.(i)
(1 mo. USD Term SOFR + 2.250%)
	1,250,000	7.583		09/20/30	1,242,862
(1 mo. USD Term SOFR + 2.250%)
	104,227	7.583		09/20/30	103,631
EG Finco Ltd.
EUR	441	0.000	(n)	02/07/28	470
IRB Holding Corp. (1 mo. USD Term SOFR + 2.750%)
	$816,375	8.206	(i)	12/15/27	814,105
Jo-Ann Stores, Inc. (3 mo. USD Term SOFR + 5.000%)
	287,576	10.336	(i)	07/07/28	16,297
K-Mac Holdings Corp. (1 mo. USD Term SOFR + 6.750%)
	500,000	12.183	(i)	07/21/29	491,250
Lakeshore Intermediate LLC (1 mo. USD Term SOFR + 3.500%)
	349,109	8.947	(i)	09/29/28	348,673
LBM Acquisition LLC (1 mo. USD Term SOFR + 3.750%)
	498,720	9.183	(i)	12/17/27	493,982

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Retailing – (continued)
Les Schwab Tire Centers (1 mo. USD Term SOFR + 3.250%)
$548,586	8.708	%(i)	11/02/27	$ 547,215
Restoration Hardware, Inc. (1 mo. USD Term SOFR + 2.500%)
218,841	7.947	(i)	10/20/28	209,540
Specialty Building Products Holdings LLC (1 mo. USD Term SOFR + 3.750%)
648,350	9.183	(i)	10/15/28	644,402
SRS Distribution, Inc.(i)
(1 mo. USD Term SOFR + 3.250%)
366,887	8.683		06/02/28	364,480
(1 mo. USD Term SOFR + 3.250%)
388,755	8.683		06/02/28	386,204
(1 mo. USD Term SOFR + 3.500%)
2,262,861	8.947		06/02/28	2,248,719
Tacala LLC (1 mo. USD Term SOFR + 4.250%)
994,725	9.587	(i)	02/05/27	994,049
Whatabrands LLC (1 mo. USD Term SOFR + 3.000%)
1,235,000	8.337	(i)	08/03/28	1,231,147

				10,137,026

Semiconductors(i) – 0.0%
MKS Instruments, Inc. (1 mo. USD Term SOFR + 2.500%)
475,000	7.848		08/17/29	471,737

Services Cyclical - Business Services(i) – 0.0%
Travelport Finance (Luxembourg) SARL (1 mo. USD Term SOFR + 8.850%)–(3 mo. USD Term SOFR + 8.850%)
3,240	2.500– 7.031		09/30/28	3,240

Software – 3.8%
Applied Systems, Inc.(i)
(3 mo. USD Term SOFR + 4.500%)
3,473,750	9.848		09/18/26	3,480,698
(3 mo. USD Term SOFR + 4.500%)
613,455	9.848		09/18/26	614,682
(3 mo. USD Term SOFR + 6.750%)
2,847,036	12.098		09/17/27	2,852,730
Avaya, Inc. (1 mo. USD Term SOFR + 5.360%)
1,983,348	6.837	(i)	08/01/28	1,736,263
Banff Merger Sub, Inc. (1 mo. USD Term SOFR + 4.250%)
1,086,358	9.583	(i)	12/29/28	1,086,901
Bracket Intermediate Holding Corp. (3 mo. USD Term SOFR + 5.000%)
812,957	10.448	(i)	05/08/28	811,502
Camelot U.S. Acquisition LLC (1 mo. USD Term SOFR + 2.750%)–(1 mo. USD Term SOFR + 3.000%)
374,481	8.083– 8.268	(i)	10/30/26	373,919
CCC Intelligent Solutions, Inc. (1 mo. USD Term SOFR + 2.250%)
528,651	7.697	(i)	09/21/28	527,065
Central Parent, Inc. (3 mo. USD Term SOFR + 4.000%)
598,437	9.348	(i)	07/06/29	599,137

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Software – (continued)
Cloud Software Group, Inc. (2 mo. USD Term SOFR + 4.500%)–(3 mo. USD Term SOFR + 4.500%)
$784,117	9.948	%(i)	03/30/29	$ 768,929
Dun & Bradstreet Corp. (1 mo. USD Term SOFR + 2.750%)
249,339	8.087	(i)	02/06/26	249,090
Epicor Software Corp.(i) (1 mo. USD Term SOFR + 3.250%)
905,666	8.697		07/30/27	905,666
(1 mo. USD Term SOFR + 3.750%)
5,000,001	9.083		07/30/27	5,019,801
Flexera Software LLC (1 mo. USD Term SOFR + 3.750%)
463,795	9.197	(i)	03/03/28	461,333
Greeneden U.S. Holdings II LLC (1 mo. USD Term SOFR + 4.000%)
578,509	9.447	(i)	12/01/27	578,584
Idera, Inc. (3 mo. USD Term SOFR + 6.750%)
550,000	12.277	(i)	03/02/29	533,500
Informatica LLC (1 mo. USD Term SOFR + 2.750%)
980,019	8.197	(i)	10/27/28	977,569
Instructure Holdings, Inc.
578,528	3.250	(n)	10/30/28	577,446
Isolved, Inc. (3 mo. USD Term SOFR + 4.000%)
485,000	9.484	(i)	10/14/30	486,212
Marcel LUX IV SARL (3 mo. USD Term SOFR + 4.500%)
525,000	9.820	(i)	11/11/30	526,312
Mavenir Systems, Inc. (3 mo.USD LIBOR + 4.750%)
738,569	10.390	(i)	08/18/28	476,377
Mosel Bidco SE (3 mo. USD Term SOFR + 4.750%)
675,000	10.098	(i)	09/16/30	674,156
Navicure, Inc. (1 mo. USD Term SOFR + 4.000%)
450,783	9.447	(i)	10/22/26	450,503
Open Text Corp. (1 mo. USD Term SOFR + 2.750%)
591,781	8.183	(i)	01/31/30	591,710
Polaris Newco LLC
1,250,000	9.000	(n)	06/04/29	1,231,250
(1 mo. USD Term SOFR + 4.000%)
2,811,915	9.430–
	9.652	(i)	06/02/28	2,738,102
Project Accelerate Parent LLC (3 mo. USD Term SOFR + 4.250%)
982,394	9.831	(i)	01/02/25	980,557
Project Boost Purchaser LLC (1 mo. USD Term SOFR + 3.500%)
812,878	8.947	(i)	06/01/26	811,520
Quest Software U.S. Holdings, Inc. (3 mo. USD Term SOFR + 4.250%)
1,112,177	9.713	(i)	02/01/29	874,761
RealPage, Inc. (1 mo.USD Term SOFR + 6.500%)
3,989,000	11.837	(i)	04/23/29	3,982,019
Rocket Software, Inc. (1 mo. USD Term SOFR + 4.750%)
124,038	10.083	(i)	11/28/28	122,333
Severin Acquisition LLC (3 mo. USD Term SOFR + 3.250%)
383,580	8.563	(i)	08/01/27	383,676
Sophia LP(i) (1 mo. USD Term SOFR + 8.000%)
2,250,000	13.433		10/09/28	2,255,625

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Software – (continued)
(1 mo. USD Term SOFR + 3.500%)
	$1,087,432	8.933%		10/07/27	$ 1,084,713
The Ultimate Software Group, Inc.(i)
(3 mo. USD Term SOFR + 4.500%)
	2,238,750	9.988		05/04/26	2,239,153
(3 mo. USD Term SOFR + 5.250%)
	2,647,530	10.680		05/03/27	2,645,465
Ultimate Software Group, Inc. (3 mo. USD Term SOFR + 3.750%)
	2,368,815	9.163	(i)	05/04/26	2,368,815
Zelis Payments Buyer, Inc.
	500,000	0.000	(n)	09/28/29	499,065

					47,577,139

Technology - Software(i) – 0.0%
Quartz Acquireco LLC (1 mo. USD Term SOFR + 3.500%)
	478,800	8.833		06/28/30	477,603

Telecommunication Services(i) – 0.1%
CommScope, Inc. (1 mo. USD Term SOFR + 3.250%)
	658,982	8.697		04/06/26	574,962

Telecommunications – 0.3%
Altice France SA(i)
(3 mo. USD Term SOFR + 5.500%)
	324,183	10.814		08/15/28	294,128
(3 mo.USD LIBOR + 3.688%)
	231,914	9.263		01/31/26	226,624
(3 mo.USD LIBOR + 4.000%)
	213,263	9.641		08/14/26	207,239
CenturyLink, Inc. (1 mo. USD Term SOFR + 2.250%)
	134,138	7.697	(i)	03/15/27	94,232
Cyxtera DC Holdings, Inc. (1 mo. USD Term SOFR + 8.500%)–(3 mo. USD Term SOFR + 8.500%)
	395,391	13.830–
		13.974	(i)	02/07/24	395,638
Delta TopCo, Inc. (6 mo. USD Term SOFR + 3.750%)
	462,082	9.121	(i)	12/01/27	460,063
Ensono, LP (1 mo. USD Term SOFR + 4.000%)
	548,597	9.447	(i)	05/26/28	534,608
EOS Finco SARL (3 mo. USD Term SOFR + 5.750%)
	364,859	11.098	(i)	10/08/29	330,197
Level 3 Financing, Inc. (1 mo. USD Term SOFR + 1.750%)
	460,000	7.197	(i)	03/01/27	440,450
MLN U.S. HoldCo LLC (3 mo. USD Term SOFR + 6.700%)
	3	12.110	(i)	11/01/27	0
Nuuday AS (6 mo. EUR EURIBOR + 6.500%)
EUR	400,000	10.448	(i)	02/03/28	434,174
Zayo Group Holdings, Inc. (1 mo. USD Term SOFR + 3.000%)
	$835,000	8.447	(i)	03/09/27	705,508

					4,122,861

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Transportation(i) – 0.1%
Kenan Advantage Group, Inc. (3 mo. USD Term SOFR + 3.750%)
$994,319	9.086%	01/25/29	$ 993,076

TOTAL BANK LOANS (Cost $282,381,069)			$ 281,684,242

Shares	Description	Value

Common Stocks – 0.6%
Broadline Retail(d) – 0.0%
68	Belk, Inc.	$ 578

Chemicals(d)(k) – 0.1%
33,661	Crnrch Dummy Eqt	545,981

Commerical Services & Supplies(d)(k) – 0.0%
1,565	Monitronics	—

Diversified Consumer Services(d) – 0.0%
7,679	Premier Brands Group Holding	7,679

Energy Equipment & Services(d) – 0.0%
17,933	Parker Drilling Co.	197,263

Entertainment(d) – 0.0%
28,924	Cineworld Group PLC	463,680

Financial Services(d)(k) – 0.0%
240	Voyager Aviation Holdings LLC	—

Health Care Equipment & Supplies(d) – 0.1%
46,658	Envision Parent, Inc.	466,580

Media(d) – 0.0%
24,753	Clear Channel Outdoor Holdings, Inc.	42,575

Metals & Mining(d) – 0.0%
627	Arctic Canadian Diamond Co. Ltd.(k)	193,432
1,239,530	Burgundy Diamond Mines Ltd.	146,375
1,229,764	Tacora Resources, Inc.(k)	—

		339,807

Oil, Gas & Consumable Fuels(d) – 0.3%
18,456	Fieldwood Energy, Inc.	2,999,100

Pharmaceuticals(d)(k) – 0.0%
65,267	Lannett Co., Inc.	116,828

Professional Services(d) – 0.0%
61,506	Avaya Holdings Corp.	379,308
865	Skillsoft Corp.	12,127

		391,435

Shares	Description	Value

Common Stocks – (continued)
Real Estate – 0.0%
36,246	Copper Property CTL Pass-Through Trust	$ 367,897

Semiconductors & Semiconductor Equipment(d) – 0.0%
18,377	Bright Bidco BV	6,671

Specialty Retail(d)(k) – 0.1%
7,504	GTRC Reorg Equity	1,140,533

Wireless Telecommunication Services(d) – 0.0%
5,606	IQOR US, Inc.	5,141
45,384	Windstream Corp.	419,802

		424,943

TOTAL COMMON STOCKS (Cost $10,569,777)		$ 7,511,550

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b)(i) –0.2%
Collateralized Loan Obligations – 0.2%
Atrium XV Series 15A, Class D (3 mo. USD Term SOFR + 3.262%)
$250,000	8.577%	01/23/31	$ 248,761
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A, Class E (3 mo. USD Term SOFR + 6.980%)
250,000	12.292	01/25/36	247,500
Carlyle U.S. CLO Ltd. Series 2022-3A, Class D
(3 mo. USD Term SOFR + 4.250%)
250,000	9.568	07/20/35	250,172
(3 mo. USD Term SOFR + 6.861%)
250,000	12.179	04/20/34	249,979
KKR CLO Ltd. Series 2022-43A, Class ER (3 mo. USD Term SOFR + 7.970%)
250,000	13.315	01/15/36	250,624
Madison Park Funding LIX Ltd. Series 2021-59A, Class E (3 mo. USD Term SOFR + 6.862%)
250,000	12.160	01/18/34	249,972
OHA Credit Funding 11 Ltd. Series 2022-11A, Class E (3 mo. USD Term SOFR + 7.250%)
250,000	12.560	07/19/33	250,117
OHA Credit Funding 17 Ltd. Series 2024-17A, Class D1 (-1X 3 mo. USD Term SOFR + 3.30%)
250,000	1.000	04/20/37	250,000
Palmer Square CLO Ltd. Series 2015-2A, Class DR2 (3 mo. USD Term SOFR + 6.011%)
250,000	11.329	07/20/30	248,064

			2,245,189

TOTAL ASSET-BACKED SECURITIES (Cost $2,218,401)			$ 2,245,189

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Units	Expiration Date	Value

Warrants(d) –0.1%
Avation PLC
20,510	10/31/26	$ 5,198
Crnrch Dummy Wrt(k)
46,571		755,382
Fieldwood Energy, Inc.(k)
6,687	08/01/29	54,672
GTRC WT TR I(k)
1,825	12/31/99	110,340
GTRC WT TR II(k)
1,986	12/31/99	54,337
GTRC WT TR III(k)
161	12/31/99	4,405
Intelsat SA
1	02/17/27	0

TOTAL WARRANTS (Cost $1,182,713)		$ 984,334

Shares	Dividend Rate	Value

Preferred Stocks(d)(k) – 0.0%
Post Secondary Education – 0.0%
Voyager Aviation Holdings LLC
1,441	0.000%	$ —

Specialty Retail – 0.0%
GTRC JRPFD EQ
103	0.000	9,692

TOTAL PREFERRED STOCKS (Cost $84,145)		$ 9,692

Shares	Description	Value

Exchange Traded Funds – 0.4%
66,596	iShares iBoxx $ High Yield Corporate Bond ETF	$ 5,159,858
(Cost $5,004,167)

Shares	Dividend Rate	Value

Investment Company(o) – 6.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
85,132,072	5.223%	$ 85,132,072
(Cost $ 85,132,072)

TOTAL INVESTMENTS – 99.3% (Cost $ 1,246,262,763)		$1,230,417,015

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		8,362,914

NET ASSETS – 100.0%		$1,238,779,929

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on January 31, 2024.

(d)	Security is currently in default and/or non-income producing.

(e)	Actual maturity date is April 03, 2120.

(f)	Actual maturity date is July 28, 2121.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $953,972, which represents approximately 0% of the Fund’s net assets as of January 31, 2024.

(h)	Pay-in-kind securities.

(i)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2024.

(j)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on January 31, 2024.

(k)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(l)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $84,284, which represents approximately 0.0% of the Fund’s net assets as of January 31, 2024. See additional details below:

Restricted Security	Acquisition Date	Cost
Chesapeake Energy Corp.	06/21/19	$42,991
Chesapeake Energy Corp.	06/21/19	316,924
Neiman Marcus Group Ltd. LLC	10/15/21	605,000

(m)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on January 31, 2024. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Funding Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(n)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(o)	Represents an affiliated Issuer.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	EUR	2,596,595	USD	2,778,380	03/18/24	$33,507
	THB	1,208,419,546	USD	34,068,297	02/09/24	17,005
	TRY	56,055,000	USD	1,701,296	04/15/24	11,652
	USD	275,169	AUD	410,000	03/14/24	5,799
	USD	791,500	KRW	1,051,673,965	03/08/24	1,767
	USD	2,119,322	MXN	36,525,453	02/20/24	4,416
	USD	3,495,800	PEN	13,083,468	03/18/24	60,611
	USD	11,547,126	THB	402,821,491	02/09/24	184,936
BNP Paribas SA	MXN	60,612,541	USD	3,446,926	02/20/24	62,676
	USD	2,672,549	HUF	948,607,901	02/20/24	7,230
	USD	1,046,465	HUF	373,017,503	04/11/24	2,894
	USD	1,622,100	MXN	28,232,376	04/24/24	4,406
BofA Securities LLC	MXN	24,892,193	USD	1,423,104	02/20/24	18,210
	PLN	10,474,447	USD	2,597,185	02/20/24	18,107
Citibank NA	GBP	142,223	USD	180,259	04/17/24	81
	USD	1,111,690	CAD	1,486,198	04/17/24	5,151
	USD	2,955,228	EUR	2,689,183	04/17/24	39,480
	USD	923,632	GBP	724,560	04/17/24	4,881
JPMorgan Securities, Inc.	COP	28,770,000,000	USD	7,000,000	03/18/24	323,600
	KRW	7,472,654,175	USD	5,583,900	04/19/24	40,635
	USD	2,108,598	EGP	106,199,233	12/11/24	469,166
MS & Co. Int. PLC	USD	230,000	EUR	211,486	02/15/24	1,301
	USD	55,000	GBP	43,366	02/15/24	36
	USD	23,270,004	THB	805,598,055	02/09/24	546,892

TOTAL						$1,864,439

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	EUR	19,158,000	USD	20,932,947	04/25/24	$(153,740)
	GBP	200,000	USD	254,344	04/25/24	(731)
	KRW	6,279,690,435	USD	4,789,100	03/15/24	(71,678)
	MXN	47,819,495	USD	2,745,486	04/24/24	(5,465)
	MYR	9,783,645	USD	2,118,000	03/19/24	(37,893)
	TRY	49,814,655	USD	1,312,500	09/18/24	(13,365)
	TRY	83,327,162	USD	2,160,000	10/28/24	(70,050)
	USD	126,651	GBP	100,000	04/25/24	(156)
BNP Paribas SA	CNH	209,818,343	USD	29,298,100	02/26/24	(66,037)
	COP	5,995,915,148	USD	1,548,100	03/18/24	(21,799)
	HUF	823,815,665	USD	2,347,174	02/20/24	(32,485)
	HUF	373,017,503	USD	1,065,829	04/11/24	(22,258)
	THB	51,095,526	USD	1,451,289	04/11/24	(2,969)
	TRY	44,095,590	USD	1,414,000	03/06/24	(10,443)
	USD	1,439,000	CNH	10,330,926	02/26/24	(313)
	USD	2,796,600	EUR	2,596,595	03/18/24	(15,287)
BofA Securities LLC	EGP	37,688,825	USD	781,439	12/11/24	(199,624)
	KRW	3,693,970,000	USD	2,825,000	03/08/24	(51,090)
	PEN	17,059,872	USD	4,560,000	03/18/24	(80,768)
	TRY	23,302,987	USD	748,879	03/06/24	(7,148)
	USD	2,593,841	PLN	10,474,447	02/20/24	(21,451)
Citibank NA	CAD	1,464,705	USD	1,097,986	04/17/24	(7,451)
	EUR	4,046,000	USD	4,418,179	04/17/24	(31,303)
	GBP	1,098,327	USD	1,401,536	04/17/24	(8,846)
JPMorgan Securities, Inc.	CLP	3,225,899,688	USD	3,494,070	04/22/24	(42,546)
	EGP	68,510,408	USD	1,406,591	12/11/24	(348,973)
	KRW	2,309,693,909	USD	1,800,100	03/15/24	(65,014)
	PEN	1,736,842	USD	468,000	03/18/24	(11,976)
	THB	237,000,000	USD	6,850,899	04/11/24	(133,053)
	TRY	73,770,400	USD	2,020,000	09/18/24	(96,114)
	TRY	106,426,676	USD	2,682,800	10/28/24	(13,485)
	USD	2,635,600	COP	10,432,047,428	03/18/24	(19,949)
MS & Co. Int. PLC	EUR	1,494,497	USD	1,641,556	02/15/24	(25,422)
	GBP	461,799	USD	589,625	02/15/24	(4,317)
	HUF	124,792,236	USD	360,000	02/20/24	(9,369)
	TRY	51,124,770	USD	1,402,600	09/18/24	(69,298)
	USD	240,065	GBP	190,000	02/15/24	(751)
	USD	2,822,200	MXN	48,979,281	02/20/24	(13,810)

TOTAL						$(1,786,427)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At January 31, 2024, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at January 31, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
American Airlines Group, Inc., 3.750, 03/01/25	5.000%	5.450%	Citibank NA	06/20/28	$630	$(6,198)	$(43,546)	$37,348
Ford Motor Co., 4.346%, 12/08/26	5.000	1.523	Citibank NA	12/20/27	1,490	190,747	86,688	104,059

TOTAL						$184,549	$43,142	$141,407

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at January 31, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 54	5.000%	3.616%	12/20/28	$ 34,715	$2,121,428	$231,619	$1,889,809

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EGP	— Egypt Pound
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesia Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysia Ringgit
PEN	— Peru Nuevo Sol
PLN	— Polish Zloty
RON	— Romania New Leu
THB	— Thailand Baht
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

Abbreviations:
BofA Securities	— Bank of America Securities LLC
CDX.NA.HY Ind 54	— CDX North America High Yield Index 54
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Australia – 3.2%
336,425	APA Group (Gas Utilities)	$ 1,860,798
266,200	Atlas Arteria Ltd. (Transportation Infrastructure)	938,461
643,860	Cleanaway Waste Management Ltd. (Commerical Services & Supplies)	1,090,009
340,668	Goodman Group (Industrial REITs)	5,654,806
553,485	National Storage REIT (Specialized REITs)	830,068
213,799	NEXTDC Ltd.* (IT Services)	1,935,556
2,383,111	Scentre Group (Retail REITs)	4,737,738
1,550,273	Stockland (Diversified REITs)	4,578,127

		21,625,563

Belgium – 0.8%
11,938	Aedifica SA (Health Care REITs)	777,931
50,312	Shurgard Self Storage Ltd. (Specialized REITs)	2,333,565
71,734	Warehouses De Pauw CVA (Industrial REITs)	2,098,732

		5,210,228

Brazil – 0.3%
221,651	CCR SA (Transportation Infrastructure)	586,965
773,589	Santos Brasil Participacoes SA (Transportation Infrastructure)	1,573,910

		2,160,875

Canada – 7.2%
96,405	Allied Properties Real Estate Investment Trust (Office REITs)	1,399,699
14,009	Boardwalk Real Estate Investment Trust (Residential REITs)	727,307
68,546	Canadian Apartment Properties REIT (Residential REITs)	2,379,443
130,812	Chartwell Retirement Residences (Health Care Providers & Services)	1,166,601
388,389	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	13,791,283
68,490	GFL Environmental, Inc. (Commerical Services & Supplies)	2,326,605
54,460	Hydro One Ltd.(a) (Electric Utilities)	1,616,240
186,517	InterRent Real Estate Investment Trust (Residential REITs)	1,868,708
182,280	Keyera Corp. (Oil, Gas & Consumable Fuels)	4,409,049
82,767	Killam Apartment Real Estate Investment Trust (Residential REITs)	1,153,056
225,881	Pembina Pipeline Corp.* (Oil, Gas & Consumable Fuels)	7,779,700
921	RioCan Real Estate Investment Trust (Retail REITs)	12,529
253,046	TC Energy Corp. (Oil, Gas & Consumable Fuels)	9,982,937

		48,613,157

Shares	Description	Value

Common Stocks – (continued)
China – 1.0%
628,000	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	$ 776,444
15,530,000	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	1,727,578
439,000	ENN Energy Holdings Ltd. (Gas Utilities)	3,267,850
865,319	Zhejiang Expressway Co. Ltd. Class H (Transportation Infrastructure)	642,811

		6,414,683

France – 4.2%
5,767	Aeroports de Paris SA (Transportation Infrastructure)	771,681
13,257	Gecina SA (Office REITs)	1,462,069
70,185	Getlink SE (Transportation Infrastructure)	1,209,363
188,066	Klepierre SA (Retail REITs)	4,869,155
21,587	Unibail-Rodamco-Westfield* (Retail REITs)	1,545,731
148,399	Vinci SA (Construction & Engineering)	18,746,098

		28,604,097

Germany – 1.3%
88,137	E.ON SE (Multi-Utilities)	1,192,430
238,745	Vonovia SE (Real Estate Management & Development)	7,437,468

		8,629,898

Hong Kong – 2.1%
153,800	China Gas Holdings Ltd. (Gas Utilities)	140,223
161,400	China Resources Gas Group Ltd. (Gas Utilities)	457,727
125,757	CK Asset Holdings Ltd. (Real Estate Management & Development)	567,458
1,130,200	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	804,281
1,248,000	Kunlun Energy Co. Ltd. (Gas Utilities)	1,118,079
883,052	Link REIT (Retail REITs)	4,429,108
138,000	Power Assets Holdings Ltd. (Electric Utilities)	808,016
490,787	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	4,580,704
40	Swire Properties Ltd. (Real Estate Management & Development)	75
533,158	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	1,562,064

		14,467,735

Italy – 1.0%
814,333	Terna - Rete Elettrica Nazionale (Electric Utilities)	6,866,496

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – 6.0%
723	Daiwa House REIT Investment Corp. (Diversified REITs)	$ 1,277,469
7,800	East Japan Railway Co. (Ground Transportation)	446,102
2,576	GLP J-Reit (Industrial REITs)	2,299,939
226	Hoshino Resorts REIT, Inc. (Hotel & Resort REITs)	788,741
1,273	Industrial & Infrastructure Fund Investment Corp. (Industrial REITs)	1,151,992
4,921	Invincible Investment Corp. (Hotel & Resort REITs)	2,023,027
40,000	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	1,588,517
5,522	Japan Hotel REIT Investment Corp. (Hotel & Resort REITs)	2,837,747
98,944	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	1,370,960
328,990	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	8,258,888
193	Mitsui Fudosan Logistics Park, Inc. (Industrial REITs)	578,600
232	Nippon Accommodations Fund, Inc. (Residential REITs)	965,846
810	Nippon Building Fund, Inc. (Office REITs)	3,277,348
1,145	Nippon Prologis REIT, Inc. (Industrial REITs)	2,037,186
1,126	Nomura Real Estate Master Fund, Inc. (Diversified REITs)	1,232,143
103,600	Osaka Gas Co. Ltd. (Gas Utilities)	2,181,490
2,315	Sekisui House Reit, Inc. (Diversified REITs)	1,231,322
116,500	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	3,663,824
57,200	Tokyo Gas Co. Ltd. (Gas Utilities)	1,313,991
251,489	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	1,681,850

		40,206,982

Mexico – 0.6%
85,847	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	785,923
3,800	Grupo Aeroportuario del Pacifico SAB de CV (Transportation Infrastructure)	592,382
60,266	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	1,756,806
2,084	Grupo Aeroportuario del Sureste SAB de CV (Transportation Infrastructure)	609,236
128,893	Prologis Property Mexico SA de CV (Industrial REITs)	531,179

		4,275,526

Shares	Description	Value

Common Stocks – (continued)
Netherlands – 0.6%
93,967	Ferrovial SE (Construction & Engineering)	$ 3,583,453
4,615	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	144,166

		3,727,619

Philippines – 0.1%
175,680	International Container Terminal Services, Inc. (Transportation Infrastructure)	759,641

Portugal – 0.1%
156,118	EDP - Energias de Portugal SA (Electric Utilities)	696,354

Singapore – 1.9%
957,548	CapitaLand Ascendas REIT (Industrial REITs)	2,075,224
2,046,286	CapitaLand Ascott Trust (Hotel & Resort REITs)	1,458,865
1,035,001	CapitaLand Integrated Commercial Trust (Retail REITs)	1,542,945
1,587,503	CapitaLand Investment Ltd. (Real Estate Management & Development)	3,485,025
1,136,762	Frasers Logistics & Commercial Trust (Industrial REITs)	946,287
1,064,200	Mapletree Industrial Trust (Industrial REITs)	1,938,286
917,439	Mapletree Logistics Trust (Industrial REITs)	1,054,941

		12,501,573

Spain – 2.8%
22,937	Aena SME SA(a) (Transportation Infrastructure)	4,057,720
305,612	Cellnex Telecom SA*(a) (Diversified Telecommunication Services)	11,759,144
174,630	Inmobiliaria Colonial Socimi SA (Office REITs)	1,049,928
169,292	Merlin Properties Socimi SA (Diversified REITs)	1,723,938

		18,590,730

Sweden – 1.0%
213,971	Castellum AB* (Real Estate Management & Development)	2,754,638
23,691	Catena AB (Real Estate Management & Development)	1,010,106
48,246	Sagax AB Class B (Real Estate Management & Development)	1,172,441
185,593	Wihlborgs Fastigheter AB (Real Estate Management & Development)	1,659,137

		6,596,322

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – 5.7%
137,370	Big Yellow Group PLC (Specialized REITs)	$ 1,986,373
305,614	British Land Co. PLC (Diversified REITs)	1,469,001
544,424	Grainger PLC (Real Estate Management & Development)	1,815,945
221,042	Great Portland Estates PLC (Office REITs)	1,163,053
1,248,912	National Grid PLC (Multi-Utilities)	16,634,388
140,728	Safestore Holdings PLC (Specialized REITs)	1,465,574
354,225	Segro PLC (Industrial REITs)	3,934,047
64,073	Severn Trent PLC (Water Utilities)	2,106,145
65,904	SSE PLC (Electric Utilities)	1,403,619
1,013,046	Tritax Big Box REIT PLC (Industrial REITs)	2,120,901
272,956	UNITE Group PLC (Residential REITs)	3,487,241
39,107	United Utilities Group PLC (Water Utilities)	526,723

		38,113,010

United States – 57.7%
29,647	Agree Realty Corp. (Retail REITs)	1,767,258
67,070	Alexandria Real Estate Equities, Inc. (Office REITs)	8,108,763
28,860	Alliant Energy Corp. (Electric Utilities)	1,404,328
17,690	Ameren Corp. (Multi-Utilities)	1,230,693
157,734	American Homes 4 Rent Class A (Residential REITs)	5,528,577
151,453	American Tower Corp. (Specialized REITs)	29,631,779
131,620	Americold Realty Trust, Inc. (Industrial REITs)	3,619,550
81,421	Apartment Income REIT Corp. (Residential REITs)	2,661,652
24,117	Atmos Energy Corp. (Gas Utilities)	2,747,891
32,547	AvalonBay Communities, Inc. (Residential REITs)	5,826,238
89,823	Brixmor Property Group, Inc. (Retail REITs)	2,015,628
212,339	Broadstone Net Lease, Inc. (Diversified REITs)	3,412,288
7,232	Camden Property Trust (Residential REITs)	678,651
135,976	CareTrust REIT, Inc. (Health Care REITs)	2,844,618
260,945	CenterPoint Energy, Inc. (Multi-Utilities)	7,290,803
55,134	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	9,041,425
69,856	Community Healthcare Trust, Inc. (Health Care REITs)	1,787,615
46,628	Consolidated Edison, Inc. (Multi-Utilities)	4,238,485
58,705	Cousins Properties, Inc. (Office REITs)	1,344,932
83,928	Crown Castle, Inc. (Specialized REITs)	9,085,206

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
64,108	Digital Realty Trust, Inc. (Specialized REITs)	$ 9,004,610
37,153	DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,994,745
64,410	Edison International (Electric Utilities)	4,346,387
22,021	Entergy Corp. (Electric Utilities)	2,196,815
27,258	EPR Properties (Specialized REITs)	1,206,712
22,004	Equinix, Inc. (Specialized REITs)	18,258,259
174,348	Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,776,606
83,506	Equity Residential (Residential REITs)	5,026,226
111,543	Essential Properties Realty Trust, Inc. (Diversified REITs)	2,778,536
19,185	Essex Property Trust, Inc. (Residential REITs)	4,475,285
53,048	Eversource Energy (Electric Utilities)	2,876,263
183,428	Exelon Corp. (Electric Utilities)	6,385,129
59,584	Extra Space Storage, Inc. (Specialized REITs)	8,606,313
42,613	First Industrial Realty Trust, Inc. (Industrial REITs)	2,195,422
51,624	Gaming & Leisure Properties, Inc. (Specialized REITs)	2,356,636
87,638	Healthcare Realty Trust, Inc. (Health Care REITs)	1,411,848
174,084	Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	3,345,894
36,476	InvenTrust Properties Corp. (Retail REITs)	905,699
158,069	Invitation Homes, Inc. (Residential REITs)	5,205,212
39,366	Iron Mountain, Inc. (Specialized REITs)	2,657,992
100,336	Kilroy Realty Corp. (Office REITs)	3,588,015
315,254	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	5,334,098
8,179	Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	686,136
16,840	Mid-America Apartment Communities, Inc. (Residential REITs)	2,128,239
329,171	NiSource, Inc. (Multi-Utilities)	8,548,571
39,403	NNN REIT, Inc. (Retail REITs)	1,589,517
6,558	Norfolk Southern Corp. (Ground Transportation)	1,542,704
199,309	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	13,602,839
668,961	PG&E Corp. (Electric Utilities)	11,285,372
24,419	PNM Resources, Inc. (Electric Utilities)	884,700
122,774	PPL Corp. (Electric Utilities)	3,216,679
185,395	Prologis, Inc. (Industrial REITs)	23,487,692
12,232	Public Service Enterprise Group, Inc. (Multi-Utilities)	709,334
27,278	Public Storage (Specialized REITs)	7,724,857
157,007	Realty Income Corp. (Retail REITs)	8,539,611

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
72,111	Regency Centers Corp. (Retail REITs)	$ 4,519,196
123,792	Retail Opportunity Investments Corp. (Retail REITs)	1,682,333
90,471	Rexford Industrial Realty, Inc. (Industrial REITs)	4,757,870
15,634	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	1,718,177
141,926	Sabra Health Care REIT, Inc. (Health Care REITs)	1,893,293
23,163	SBA Communications Corp. (Specialized REITs)	5,185,269
181,328	Sempra (Multi-Utilities)	12,975,832
52,071	Simon Property Group, Inc. (Retail REITs)	7,217,561
138,178	SITE Centers Corp. (Retail REITs)	1,840,531
11,701	SL Green Realty Corp. (Office REITs)	525,960
76,463	STAG Industrial, Inc. (Industrial REITs)	2,824,543
53,338	Sun Communities, Inc. (Residential REITs)	6,685,918
100,376	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	8,527,945
16,472	Terreno Realty Corp. (Industrial REITs)	983,873
74,646	UDR, Inc. (Residential REITs)	2,688,749
10,590	Union Pacific Corp. (Ground Transportation)	2,583,219
156,252	Ventas, Inc. (Health Care REITs)	7,248,530
270,266	Veris Residential, Inc. (Residential REITs)	4,121,556
250,260	VICI Properties, Inc. (Specialized REITs)	7,537,831
5,334	Waste Connections, Inc. (Commerical Services & Supplies)	828,041
170,648	Welltower, Inc. (Health Care REITs)	14,762,758
87,003	Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	3,015,524

		388,269,842

TOTAL COMMON STOCKS (Cost $619,011,296)		$656,330,331

Shares	Dividend Rate	Value

Investment Company(b) – 2.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
17,701,623	5.223%	$ 17,701,623
(Cost $17,701,623)

TOTAL INVESTMENTS – 100.2% (Cost $636,712,919)		$674,031,954

OTHER ASSETS IN EXCESS OF LIABILITIES – (0.2)%		(1,496,121)

NET ASSETS – 100.0%		$672,535,833

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated Issuer.

SECTOR ALLOCATION AS OF JANUARY 31, 2024

Sector	% of Total Market Value
Real Estate	59.1%
Utilities	16.8
Energy	11.8
Industrials	7.1
Investment Company	2.6
Communication Services	2.0
Information Technology	0.3
Health Care	0.2
Consumer Discretionary	0.1
100.0%

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Dow Jones U.S. Real Estate Index	387	03/15/24	$13,022,550	$(448,122)

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2024:

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$382,830	$567,917	$—
Asia	8,169,616	107,090,332	—
Australia and Oceania	—	2,357,480	—
Europe	32,696,048	160,332,831	—
North America	519,844,667	436,020	—
South America	6,529,552	—	—
Preferred Stocks	—	2,492,957	—
Exchange Traded Funds	2,280,219	—	—
Investment Companies	65,074,569	—	—

Total	$634,977,501	$273,277,537	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$2,930,911	$—
Futures Contracts	2,563,836	—	—

Total	$2,563,836	$2,930,911	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(444,104)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$454,337,623	$—
Corporate Obligations	—	388,753,465	4,598,990
Bank Loans	—	279,669,504	2,014,738
Asset-Backed Securities	—	2,245,189	—
Common Stock and/or Other Equity Investments(a)
Europe	146,375	—	—
North America	422,599	4,945,802	1,996,774
Warrants	—	5,198	979,136
Preferred Stocks	—	—	9,692
Exchange Traded Funds	5,159,858	—	—
Investment Company	85,132,072	—	—

Total	$90,860,904	$1,129,956,781	$9,599,330

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,864,439	$—
Credit Default Swap Contracts	—	2,031,216	—

Total	$—	$3,895,655	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(1,786,427)	$—

(a) Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)   Amount shown represents unrealized gain (loss) at period end.

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$74,350,614	$—
Australia and Oceania	—	21,625,563	—
Europe	1,815,945	115,218,809	—
North America	441,158,525	—	—
South America	2,160,875	—	—
Investment Company	17,701,623	—	—

Total	$462,836,968	$211,194,986	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(448,122)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.